UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-8056

Praxis Mutual Funds

(Exact name of registrant as specified in charter)

1110 N. Main Street

Goshen, IN 46527

(Address of principal executive offices) (Zip code)

Anthony Zacharski

Dechert LLP

200 Clarendon Street, 27th Floor

Boston, MA 02116

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 977-2947

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Item 1.	Reports to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Praxis Mutual Funds

Semi-Annual Report and Privacy Policy

for the six months ended June 30, 2023 (unaudited)

Praxis Mutual Funds	Class A	Class I
Impact Bond Fund	MIIAX	MIIIX
International Index Fund	MPLAX	MPLIX
Value Index Fund	MVIAX	MVIIX
Growth Index Fund	MGNDX	MMDEX
Small Cap Index Fund	MMSCX	MMSIX

Praxis Genesis Portfolios	Class A
Conservative Portfolio	MCONX
Balanced Portfolio	MBAPX
Growth Portfolio	MGAFX

Praxis Mutual Funds®

A fund family of Everence

Table of Contents

Message from the President	1
Performance	2
Praxis Impact Bond Fund
Schedule of Investments	4
Praxis International Index Fund
Schedule of Investments	12
Praxis Value Index Fund
Schedule of Investments	19
Praxis Growth Index Fund
Schedule of Investments	24
Praxis Small Cap Index Fund
Schedule of Investments	28
Praxis Genesis Conservative Portfolio
Schedule of Investments	34
Praxis Genesis Balanced Portfolio
Schedule of Investments	35
Praxis Genesis Growth Portfolio
Schedule of Investments	36
Financial Statements
Statements of Assets & Liabilities	37
Statements of Operations	39
Statements of Changes in Net Assets	41
Financial Highlights	44
Notes to Financial Statements	52
Additional Fund Information	64
Notice of Privacy Policy and Practices	67

Message from the President

Stock markets climbed during the first half of the year and bond markets calmed as interest rates settled at a new, higher level. By the middle of the year, the turmoil of the banking crisis that unfolded in March faded from memory as investors focused on a brighter future.

Despite the renewed optimism, the market’s focus remains on the Federal Reserve’s campaign to bring down inflation by raising short term interest rates, a strategy it has pursued aggressively since March of last year. Despite the Fed’s efforts, the underlying economy remains resilient, giving hope to investors that a recession may be avoided. Whether the Fed is able to steer inflation lower and avert a recession is likely to be a focus for investors during the second half of the year.

The positive backdrop encouraged investors to purchase Praxis funds during the first half of the year. Four of the five Praxis funds experienced net inflows through June 30, with the Impact Bond fund leading by a large margin. While we are not able to assess the intentions of shareholders, we assume that improving prospects for bonds may be encouraging investors to return to the asset class after a very difficult period last year.

Our goal has always been to create practical solutions to accomplish our shareholders’ financial goals while allowing them to integrate their values. By partnering with you, our shareholders, we continue to make a positive impact on the world through impact investments in the Impact Bond Fund and shareholder advocacy and proxy voting in the equity index funds.

For more on the impacts your investments are making, I invite you to visit www.praxismutualfunds.com for stories and analysis.

Thank you for the confidence you’ve place in our team. We are grateful for the partnership.

Sincerely,

Chad M. Horning, CFA®

President

The views expressed are those of the president of Praxis Mutual Funds as of June 30, 2023, are subject to change, and may differ from the views of portfolio managers or the firm as a whole. These views are not intended to be a forecast of future events, a guarantee of future results, or investment advice. All data referenced are from sources deemed to be reliable but cannot be guaranteed. Securities and sectors referenced should not be construed as a solicitation or recommendation or be used as the sole basis for any investment decisions.

Praxis Mutual Funds are advised by Everence Capital Management and distributed through FINRA member Foreside Financial Services, LLC.

This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

Performance

We are pleased to provide this 2023 mid-year update for the Praxis Mutual Funds. The following tables summarize the performance of the Praxis Mutual Funds as of June 30, 2023.

	NAV 06/30/23	One Year Ended 06/30/23	Three Years Ended 06/30/23	Five Years Ended 06/30/23	Ten Years Ended 06/30/23	Since Inception 06/30/23	Inception Date	Expense Ratio ** Gross/Net
Praxis Impact Bond Fund
Class A *	$ 9.28	-4.80%	-5.40%	-0.40%	0.74%	3.23%	5/12/1999	0.94%	0.94%
Class A (Without Load)	$ 9.28	-1.14%	-4.17%	0.36%	1.12%	3.40%	5/12/1999
Class I	$ 9.24	-0.64%	-3.77%	0.80%	1.54%	3.30%	5/1/2006	0.49%	0.49%
Bloomberg U.S. Aggregate Bond Index [1]		-0.94%	-3.96%	0.77%	1.52%	3.94%
Praxis International Index Fund
Class A *	$ 12.03	4.43%	4.82%	1.78%	3.42%	2.43%	12/31/2010	1.24%	1.24%
Class A (Without Load)	$ 12.03	10.17%	6.71%	2.88%	3.97%	2.87%	12/31/2010
Class I	$ 12.10	10.77%	7.33%	3.55%	4.60%	3.52%	12/31/2010	0.62%	0.62%
Morningstar Global ex-U.S. Target Market Exposure
GR USD Index 2 ^		13.65%	8.17%	4.40%	5.43%	4.52%
MSCI All Country World Index ex-U.S. [3]		12.72%	7.22%	3.52%	4.75%	3.85%
Praxis Value Index Fund
Class A *	$ 16.91	11.88%	13.17%	9.03%	9.36%	5.34%	5/1/2001	0.75%	0.75%
Class A (Without Load)	$ 16.91	18.05%	15.24%	10.21%	9.95%	5.60%	5/1/2001
Class I	$ 16.79	18.44%	15.67%	10.65%	10.44%	6.92%	5/1/2006	0.38%	0.38%
S&P 500 Value Index [4]		19.99%	16.79%	10.58%	10.51%	7.40%
Praxis Growth Index Fund
Class A *	$ 35.24	13.46%	9.88%	12.07%	13.61%	10.03%	5/1/2007	0.67%	0.67%
Class A (Without Load)	$ 35.24	19.73%	11.88%	13.29%	14.23%	10.40%	5/1/2007
Class I	$ 35.72	20.05%	12.21%	13.64%	14.66%	10.82%	5/1/2007	0.36%	0.36%
S&P 500 Growth Index [5]		18.26%	11.80%	13.01%	14.49%	10.91%
Praxis Small Cap Index Fund
Class A *	$ 9.22	3.17%	10.98%	2.63%	5.12%	4.73%	5/1/2007	1.11%	1.11%
Class A (Without Load)	$ 9.22	8.84%	12.98%	3.74%	5.69%	5.07%	5/1/2007
Class I	$ 10.30	9.47%	13.70%	4.40%	6.37%	5.66%	5/1/2007	0.43%	0.43%
S&P SmallCap 600 Index [6]		9.75%	15.16%	5.22%	9.81%	8.21%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. These performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance information current to the most recent month end, please visit www.praxismutualfunds.com. Indexes are unmanaged, do not incur fees, and it is not possible to invest directly in an index.

The total returns shown reflect any expenses that were contractually or voluntarily reduced, reimbursed or paid by any party during the periods presented. In such instances, and without activity, the total returns would have been lower.

*    The total return figures shown reflect the maximum sales charge applicable to Class A Shares for each Fund. Class A Shares have a maximum sales charge on purchases of of 3.75% for the Praxis Impact Bond Fund and 5.25% for all other Praxis Mutual Funds.

**     Reflects the expense ratios as reported in the Prospectus dated April 30, 2023. For Praxis Small Cap Index Fund, contractual fee reductions are in effect through April 30, 2024 for Class A Shares.

^    Effective May 25, 2023, the Praxis International Index Fund changed its primary benchmark. The Fund believes the new index provides a comparable representation of the foreign developed and emerging markets in which the Fund invests to that of the prior benchmark index.

1    Bloomberg U.S. Aggregate Bond Index is an unmanaged index composed of the Bloomberg U.S. Government/Credit Index and the Bloomberg U.S. Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities, and is intended to be generally representative of the bond market as a whole.

2    The Morningstar Global ex-U.S. Target Market Exposure GR USD Index targets large- and mid-cap stocks listed in developed and emerging markets outside the U.S. representing the largest 85% of the market capitalization.

3    The MSCI All Country World Index ex-U.S. is a market-capitalization-weighted index designed to provide a broad measure of stock performance throughout the world, with the exception of U.S. based companies. The index includes both developed and emerging markets.

4    The S&P 500 Value Index represents the value companies (defined by book value to price ratio, earnings to price ratio and sales to price ratio) of the S&P 500 Index, a universe of large capitalization companies in the U.S. equity market.

5     The S&P 500 Growth Index represents the growth companies (defined by sales growth, earnings change to price, and momentum) of the S&P 500 Index, a universe of large capitalization companies in the U.S. equity market.

6    S&P SmallCap 600 Index measures the small-cap segment of the U.S. equity market. The index is designed to track companies that meet specific inclusion criteria to ensure they are liquid and financially viable.

The above indexes are for illustrative purposes only and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Funds’ performance reflects the deduction of these expenses. An investor cannot invest directly in an index, although an investor can invest in its underlying securities.

Performance, continued

	NAV 06/30/23	One Year Ended 06/30/23	Three Years Ended 06/30/23	Five Years Ended 06/30/23	Ten Years Ended 06/30/23	Since Inception 06/30/23	Inception Date	Expense Ratio ** Gross/Net
Praxis Genesis Conservative Portfolio
Class A *	$ 11.36	-1.75%	-1.43%	1.78%	3.00%	3.67%	12/31/2009	1.06%	1.06%
Class A (Without Load)	$ 11.36	3.67%	0.36%	2.88%	3.56%	4.09%	12/31/2009
S&P Target Risk Conservative Index [7]		4.93%	1.18%	3.28%	3.85%	4.28%
Praxis Genesis Balanced Portfolio
Class A *	$ 14.36	2.57%	3.40%	4.08%	5.34%	5.84%	12/31/2009	0.94%	0.94%
Class A (Without Load)	$ 14.36	8.29%	5.29%	5.20%	5.92%	6.26%	12/31/2009
S&P Target Risk Growth Index [8]		9.85%	5.72%	5.45%	6.44%	6.89%
Praxis Genesis Growth Portfolio
Class A *	$ 16.97	5.56%	6.59%	5.38%	6.73%	7.13%	12/31/2009	0.94%	0.94%
Class A (Without Load)	$ 16.97	11.42%	8.52%	6.53%	7.31%	7.55%	12/31/2009
S&P Target Risk Aggressive Index [9]		13.26%	8.74%	6.83%	7.95%	8.65%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. These performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance information current to the most recent month end, please visit www.praxismutualfunds.com. Indexes are unmanaged, do not incur fees, and it is not possible to invest directly in an index.

The total returns shown reflect any expenses that were contractually or voluntarily reduced, reimbursed or paid by any party during the periods presented. In such instances, and without activity, the total returns would have been lower.

*    The total return figures shown reflect the maximum sales charge applicable to Class A Shares for each Fund. Class A Shares have a maximum sales charge on purchases of of 3.75% for the Praxis Impact Bond Fund and 5.25% for all other Praxis Mutual Funds.

7    S&P Target Risk Conservative Index seeks to emphasize exposure to fixed income, in order to produce a current income stream and avoid excessive volatility of returns. Equities are included to protect long-term purchasing power. The series is comprised of four multi-asset class indices. The index is comprised exclusively of exchange-traded funds.

8    S&P Target Risk Growth Index seeks to provide increased exposure to equities, while using fixed income to dampen risk. The series is comprised of four multi-asset class indices.The index is comprised exclusively of exchange-trade funds.

9    S&P Target Risk Aggressive Index seeks to emphasize exposure to equities, maximizing opportunities for long-term capital accumulation. It may include small allocations in fixed income to enhance portfolio efficiency. The series is comprised of four multi-asset class indices. The index is comprised exclusively of exchange-traded funds.

The above indexes are for illustrative purposes only and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Funds’ performance reflects the deduction of these expenses. An investor cannot invest directly in an index, although an investor can invest in its underlying securities.

Praxis International Index Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE FUND OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

Schedule of Investments

Praxis Impact Bond Fund

June 30, 2023 (unaudited)

	Coupon	Maturity	Principal Amount	Fair Value
MUNICIPAL BONDS — 0.9%
American Municipal Power Ohio, Inc., Rev. Taxable-Hydroelectric Projects, Series 2010-A	7.334%	02/15/28	$1,000,000	$1,057,999
City of San Francisco, California, Public Utilities Comm. Water Rev., Series 2019-A	3.303%	11/01/39	2,500,000	2,137,525
Findlay City School District, Series 2010-B	6.250%	12/01/37	270,000	270,418
Houston, Texas, Independent School District, Series 2009A-2	6.168%	02/15/34	1,000,000	1,012,000
Massachusetts St., Series 2016-F	3.277%	06/01/46	3,100,000	2,391,898
New Jersey St. Housing & Mortgage Finance, Series 2013-C	2.600%	07/01/23	30,000	30,000
Osceola County Housing Finance Authority Rev., Series 2013-B	3.350%	07/01/23	25,000	25,000
TOTAL MUNICIPAL BONDS (COST $8,239,957)				$6,924,840

CORPORATE BONDS — 37.7%
APPAREL & TEXTILE PRODUCTS — 0.1%
VF Corp.	2.400%	04/23/25	536,000	502,359

ASSET MANAGEMENT — 0.1%
Ameriprise Financial, Inc.	3.000%	04/02/25	730,000	694,999

AUTOMOTIVE — 0.3%
BorgWarner, Inc. (a)	2.650%	07/01/27	601,000	546,399
Honda Motor Co. Ltd. (a)	2.967%	03/10/32	760,000	673,161
Hyundai Capital Services, Inc. (b)	1.250%	02/08/26	200,000	178,294
Magna International, Inc.	2.450%	06/15/30	1,250,000	1,058,345
				2,456,199
BANKING — 4.7%
Bank of America Corp., Series N	0.981%	09/25/25	1,500,000	1,409,280
Bank of America Corp., Series N	2.456%	10/22/25	1,000,000	954,802
Bank of America Corp., Series N	1.530%	12/06/25	2,000,000	1,869,618
Bank of America Corp., Series N	4.271%	07/23/29	1,000,000	948,793
Bank of America Corp., Series N	2.572%	10/20/32	1,500,000	1,221,751
Bank of Montreal	3.300%	02/05/24	1,000,000	984,761
Bank of Montreal (a)	5.203%	02/01/28	1,750,000	1,749,680
Bank of New York Mellon Corp. (The), Series J	4.967%	04/26/34	2,000,000	1,953,157
Citigroup, Inc.	3.700%	01/12/26	1,750,000	1,678,773
Citigroup, Inc.	2.014%	01/25/26	1,000,000	939,394
Citigroup, Inc.	2.572%	06/03/30	2,000,000	1,668,633
ING Groep N.V. (b)	4.625%	01/06/26	1,250,000	1,218,898
JPMorgan Chase & Co.	0.653%	09/16/24	1,000,000	988,328
JPMorgan Chase & Co.	0.563%	02/16/25	500,000	482,601
JPMorgan Chase & Co.	3.200%	06/15/26	2,557,000	2,436,460
JPMorgan Chase & Co.	2.739%	10/15/30	2,000,000	1,722,846

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE BONDS — 37.7%, continued
BANKING — 4.7%, continued
KeyBank National Association	4.150%	08/08/25	$1,000,000	$924,097
M&T Bank Corp.	4.553%	08/16/28	1,500,000	1,401,183
Mitsubishi UFJ Financial Group	2.527%	09/13/23	1,250,000	1,241,439
PNC Financial Services Group, Inc. (The)	4.758%	01/26/27	1,500,000	1,465,985
PNC Financial Services Group, Inc. (The)	5.582%	06/12/29	1,000,000	995,294
Regions Financial Corp.	2.250%	05/18/25	1,000,000	924,878
State Street Corp.	7.350%	06/15/26	1,000,000	1,040,101
State Street Corp.	4.164%	08/04/33	1,000,000	925,813
Sumitomo Mitsui Financial Group, Inc.	0.508%	01/12/24	2,000,000	1,944,420
Toronto-Dominion Bank (SOFR + 45) (c)	5.431%	09/28/23	2,000,000	2,000,368
Truist Financial Corp. (SOFR + 60.90) (c)	1.267%	03/02/27	1,000,000	881,851
				35,973,204
BEVERAGES — 0.2%
Coca-Cola Co. (The)	3.450%	03/25/30	500,000	471,752
Coca-Cola Femsa S.A.B. de C.V.	1.850%	09/01/32	1,000,000	782,650
				1,254,402
BIOTECH & PHARMA — 0.6%
AbbVie, Inc.	2.950%	11/21/26	500,000	467,122
Amgen, Inc.	3.000%	02/22/29	2,500,000	2,257,714
Gilead Sciences, Inc.	3.650%	03/01/26	750,000	721,509
Zeneca Wilmington, Inc.	7.000%	11/15/23	825,000	825,672
				4,272,017
CABLE & SATELLITE — 0.5%
Comcast Corp.	3.300%	04/01/27	500,000	472,848
Comcast Corp. (a)	4.650%	02/15/33	1,000,000	992,715
Comcast Corp.	2.937%	11/01/56	672,000	437,622
Time Warner Cable, Inc.	4.500%	09/15/42	500,000	373,996
WarnerMedia Holdings, Inc.	4.054%	03/15/29	1,500,000	1,371,180
				3,648,361
CHEMICALS — 0.8%
Avery Dennison Corp.	2.650%	04/30/30	1,250,000	1,051,352
DowDuPont, Inc.	4.493%	11/15/25	1,500,000	1,469,022
Ecolab, Inc. (a)	4.800%	03/24/30	140,000	140,123
Ecolab, Inc.	2.750%	08/18/55	1,470,000	941,705
LG Chemical Ltd. (b)	3.250%	10/15/24	290,000	280,478
Nutrien Ltd.	5.875%	12/01/36	840,000	843,429
Solvay Finance S.A. (b)	4.450%	12/03/25	1,250,000	1,199,139
				5,925,248
CONSTRUCTION MATERIALS — 0.3%
Carlisle Cos., Inc.	3.500%	12/01/24	1,250,000	1,206,164
Owens Corning	4.200%	12/01/24	1,000,000	978,518
Owens Corning	3.950%	08/15/29	300,000	278,825
				2,463,507
CONSUMER SERVICES — 4.8%
Andrew W. Mellon Funding	0.947%	08/01/27	1,050,000	908,747
California Endowment (The)	2.498%	04/01/51	4,500,000	2,886,477

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Impact Bond Fund
June 30, 2023 (unaudited)

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE BONDS — 37.7%, continued
CONSUMER SERVICES — 4.8%, continued
Conservation Fund, Series 2019	3.474%	12/15/29	$535,000	$458,491
Ford Foundation (The), Series 2017	3.859%	06/01/47	2,685,000	2,238,957
Ford Foundation (The), Series 2020	2.415%	06/01/50	235,000	155,850
John D. & Catherine T. MacArthur Foundation, Series 2020	1.299%	12/01/30	1,500,000	1,152,410
Leland Stanford Junior University (The)	3.460%	05/01/47	2,415,000	1,981,407
Local Initiatives Support Corp.	4.649%	03/01/37	1,500,000	1,333,667
Massachusetts Institute of Technology	3.959%	07/01/38	1,500,000	1,376,358
Massachusetts Institute of Technology, Series H	3.067%	04/01/52	4,200,000	3,178,368
President & Fellows of Harvard College, Series 2016-B	3.150%	07/15/46	3,961,000	3,016,757
President & Fellows of Harvard College, Series 2020-B	2.517%	10/15/50	1,300,000	869,213
President & Fellows of Harvard College, Series 2022-A	3.745%	11/15/52	500,000	425,763
Rockefeller Foundation (The)	2.492%	10/01/50	4,190,000	2,722,138
Stanford University California, Series 2020-A	2.413%	06/01/50	4,200,000	2,783,236
Trustees of Princeton University (The)	2.516%	07/01/50	6,650,000	4,564,925
University of Notre Dame, Series 2017	3.394%	02/15/48	3,424,000	2,800,620
Yale University	2.402%	04/15/50	6,765,000	4,469,079
				37,322,463
CONTAINERS & PACKAGING — 0.3%
CCL Industries, Inc. (b)	3.050%	06/01/30	1,750,000	1,478,161
Sonoco Products Co.	5.750%	11/01/40	1,000,000	989,211
				2,467,372
DIVERSIFIED INDUSTRIALS — 0.1%
Illinois Tool Works, Inc.	3.900%	09/01/42	1,000,000	875,787

ELECTRIC UTILITIES — 5.9%
Ameren Illinois Co.	5.900%	12/01/52	2,250,000	2,450,165
Avangrid, Inc.	3.150%	12/01/24	1,800,000	1,726,428
Avista Corp.	4.000%	04/01/52	1,000,000	795,829
Caledonia Generating, LLC (b)	1.950%	02/28/34	1,710,235	1,427,959
CenterPoint Energy, Inc., Series AL	5.300%	04/01/53	1,000,000	1,021,673
Consolidated Edison Co.	3.350%	04/01/30	1,000,000	908,451
DTE Electric Co.	4.050%	05/15/48	1,750,000	1,453,527
DTE Electric Co.	3.650%	03/01/52	500,000	393,215
DTE Energy Co., Series C	4.875%	06/01/28	1,500,000	1,467,198
Duke Energy Carolinas, LLC	3.550%	03/15/52	2,200,000	1,676,892

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE BONDS — 37.7%, continued
ELECTRIC UTILITIES — 5.9%, continued
Duke Energy Progress, LLC	3.450%	03/15/29	$1,750,000	$1,604,478
Duke Energy Progress, LLC	4.000%	04/01/52	1,500,000	1,214,387
Electricite de France S.A. (b)	3.625%	10/13/25	1,250,000	1,200,653
Enel Finance International N.V. (b)	2.650%	09/10/24	1,250,000	1,202,706
Florida Power & Light Co.	3.700%	12/01/47	1,300,000	1,054,258
Florida Power & Light Co.	2.875%	12/04/51	2,000,000	1,382,448
Georgia Power Co.	3.250%	04/01/26	1,000,000	948,089
Interstate Power & Light Co.	3.600%	04/01/29	1,250,000	1,140,040
Liberty Utilities Financial Services (b)	2.050%	09/15/30	1,355,000	1,052,716
MidAmerican Energy Co.	3.950%	08/01/47	1,750,000	1,422,683
Midland Cogeneration Venture, L.P. (b)	6.000%	03/15/25	156,731	157,888
Narragansett Electric Co. (b)	3.395%	04/09/30	1,500,000	1,338,279
National Rural Utilities	1.350%	03/15/31	2,000,000	1,526,244
NextEra Energy Capital Holdings, Inc.	6.051%	03/01/25	500,000	501,880
Niagara Mohawk Power Corp. (b)	1.960%	06/27/30	1,500,000	1,198,552
Northern States Power Co.	2.900%	03/01/50	1,250,000	861,025
NSTAR Electric Co.	3.950%	04/01/30	600,000	566,255
NSTAR Electric Co.	5.500%	03/15/40	1,250,000	1,256,032
Potomac Electric Power Co.	6.500%	11/15/37	1,000,000	1,116,646
Public Service Co.	3.700%	06/15/28	1,750,000	1,660,577
Public Service Electric and Gas Co.	4.650%	03/15/33	2,500,000	2,452,689
Puget Energy, Inc.	4.223%	06/15/48	1,000,000	844,895
Rochester Gas & Electric Corp. (b)	1.850%	12/01/30	500,000	385,703
San Diego Gas and Electric Co.	4.500%	08/15/40	841,000	771,446
Solar Star Funding, LLC (b)	3.950%	06/30/35	247,645	219,021
Solar Star Funding, LLC (b)	5.375%	06/30/35	388,786	382,613
Southern California Edison	4.050%	03/15/42	1,165,000	942,563
Tenaska Virginia Partners, L.P. (b)	6.119%	03/30/24	125,997	124,452
Topaz Solar Farms, LLC (b)	4.875%	09/30/39	225,923	206,720
Topaz Solar Farms, LLC (b)	5.750%	09/30/39	537,504	527,052
Union Electric Co.	2.625%	03/15/51	2,000,000	1,280,139
Westar Energy, Inc.	2.550%	07/01/26	1,292,000	1,196,433
				45,060,899
ELECTRICAL EQUIPMENT — 0.3%
Johnson Controls International plc	1.750%	09/15/30	1,000,000	806,765
Legrand S.A.	8.500%	02/15/25	1,000,000	1,046,797
Roper Technologies, Inc.	2.000%	06/30/30	440,000	359,610
				2,213,172
FOOD — 1.3%
Campbell Soup Co.	3.950%	03/15/25	1,500,000	1,457,662
Cargill, Inc. (b)	4.760%	11/23/45	1,500,000	1,412,463

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Impact Bond Fund
June 30, 2023 (unaudited)

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE BONDS — 37.7%, continued
FOOD — 1.3%, continued
General Mills, Inc.	4.000%	04/17/25	$1,500,000	$1,461,795
Hormel Foods Corp.	1.800%	06/11/30	2,250,000	1,877,902
Ingredion, Inc.	2.900%	06/01/30	1,000,000	863,973
Kellogg Co.	2.650%	12/01/23	1,000,000	990,199
Mars, Inc.	4.650%	04/20/31	1,000,000	992,977
Mars, Inc. (b)	3.600%	04/01/34	1,500,000	1,335,943
				10,392,914
FORESTRY, PAPER & WOOD PRODUCTS — 0.1%
Fibria Overseas Finance Ltd.	5.500%	01/17/27	800,000	801,000

GAS & WATER UTILITIES — 0.3%
American Water Capital Corp.	2.800%	05/01/30	1,500,000	1,311,134
Brooklyn Union Gas Co. (b)	4.504%	03/10/46	1,250,000	977,860
Indiana Gas Co., Inc.	6.550%	06/30/28	250,000	255,490
				2,544,484
HEALTH CARE FACILITIES & SERVICES — 0.2%
Kaiser Foundation Hospital	3.150%	05/01/27	1,500,000	1,410,504

HOME & OFFICE PRODUCTS — 0.1%
Steelcase, Inc.	5.125%	01/18/29	1,000,000	886,170

HOME CONSTRUCTION — 0.1%
NVR, Inc.	3.000%	05/15/30	1,000,000	866,139

INSTITUTIONAL FINANCIAL SERVICES — 1.2%
Brookfield Finance, Inc.	4.250%	06/02/26	1,570,000	1,507,930
Goldman Sachs Group, Inc. (a)	3.272%	09/29/25	1,500,000	1,449,260
Goldman Sachs Group, Inc.	4.223%	05/01/29	1,000,000	944,491
Goldman Sachs Group, Inc.	3.800%	03/15/30	1,500,000	1,387,137
Morgan Stanley	3.125%	07/27/26	2,000,000	1,872,888
Morgan Stanley, Series GMTN	2.699%	01/22/31	1,250,000	1,063,117
National Securities Clearing Corp. (b)	1.500%	04/23/25	1,000,000	929,833
				9,154,656
INSURANCE — 4.8%
Aflac, Inc.	4.000%	10/15/46	1,408,000	1,121,206
Allstate Corp. (The)	5.250%	03/30/33	1,000,000	997,047
F&G Global Funding	2.300%	04/11/27	535,000	472,647
Fidelity National Financial, Inc.	3.400%	06/15/30	1,000,000	$873,181
First American Financial Corp.	2.400%	08/15/31	1,500,000	1,140,626
Five Corners Funding Trust (b)	4.419%	11/15/23	1,000,000	989,013
GA Global Funding Trust	2.250%	01/06/27	2,000,000	1,770,905
Horace Mann Educators Corp.	4.500%	12/01/25	1,235,000	1,178,074
Jackson National Life Global Funding	1.750%	01/12/25	385,000	357,292
Jackson National Life Global Funding (b)	5.500%	01/09/26	1,250,000	1,220,943

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE BONDS — 37.7%, continued
INSURANCE — 4.8%, continued
Kemper Corp.	4.350%	02/15/25	$1,250,000	$1,202,923
Marsh & McLennan Cos., Inc.	3.750%	03/14/26	1,000,000	968,010
Massachusetts Mutual Life Insurance Co. (b)	3.375%	04/15/50	2,500,000	1,791,428
Met Life Global Funding I (b)	3.600%	01/11/24	1,750,000	1,730,344
Met Life Global Funding I (b)	5.150%	03/28/33	1,000,000	988,999
New York Life Global Funding (b)	4.900%	06/13/28	3,000,000	2,970,632
Northwestern Mutual, Series 2023-3 (b)	4.900%	06/12/28	1,740,000	1,725,884
Pacific Life Global Funding II, Series 2020-1 (b)	1.200%	06/24/25	415,000	378,425
Pacific Life Global Funding II, Series 2021-1 (a)(b)	1.450%	01/20/28	1,000,000	836,035
Pricoa Global Funding I (b)	5.100%	05/30/28	2,000,000	1,980,904
Primerica, Inc.	2.800%	11/19/31	1,000,000	826,916
Principal Financial Group, Inc.	3.700%	05/15/29	1,250,000	1,146,958
Protective Life Global Funding (b)	5.366%	01/06/26	500,000	498,291
Protective Life Global Funding (b)	5.209%	04/14/26	1,000,000	984,164
Prudential Financial, Inc.	1.500%	03/10/26	644,000	588,169
Prudential Funding Asia plc	3.125%	04/14/30	750,000	658,276
Reliance STD Life Insurance Co. (b)	2.750%	05/07/25	1,280,000	1,193,966
RLI Corp.	4.875%	09/15/23	1,000,000	997,346
Sammons Financial Group, Inc. (b)	4.450%	05/12/27	1,200,000	1,106,255
Security Benefit Global, Series MTN (b)	1.250%	05/17/24	1,500,000	1,421,968
Teachers Insurance & Annuity Association (b)(c)	4.375%	09/15/54	2,678,000	2,584,926
Trustage Financial Group, Inc.	4.625%	04/15/32	400,000	346,670
				37,048,423
LEISURE FACILITIES & SERVICES — 0.3%
Marriott International, Inc.	3.600%	04/15/24	727,000	714,777
McDonald’s Corp., Series MTN	3.500%	07/01/27	1,000,000	951,984
Starbucks Corp.	2.450%	06/15/26	1,000,000	931,734
				2,598,495
MACHINERY — 0.5%
Ingersoll-Rand Global Holding Co. Ltd.	6.391%	11/15/27	655,000	674,211
John Deere Capital Corp.	1.750%	03/09/27	250,000	224,225
John Deere Capital Corp.	3.050%	01/06/28	1,250,000	1,172,082
Xylem, Inc.	1.950%	01/30/28	1,775,000	1,556,991
				3,627,509
MEDICAL EQUIPMENT & DEVICES — 0.1%
Alcon Finance Corp. (b)	2.600%	05/27/30	1,250,000	1,065,422

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Impact Bond Fund
June 30, 2023 (unaudited)

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE BONDS — 37.7%, continued
PERSONAL PRODUCTS — 0.1%
Estée Lauder Cos., Inc. (The)	2.600%	04/15/30	$1,000,000	$874,825

PIPELINES — 0.1%
Northern Natural Gas Co. (b)	4.100%	09/15/42	1,200,000	920,788

REITS — 3.8%
Agree Ltd. Partnership	2.900%	10/01/30	650,000	541,536
Agree Ltd. Partnership	4.800%	10/01/32	715,000	664,411
Alexandria Real Estate Equities, Inc.	2.950%	03/15/34	1,000,000	788,724
Alexandria Real Estate Equities, Inc. (a)	4.750%	04/15/35	1,250,000	1,159,792
Boston Properties, L.P.	4.500%	12/01/28	1,250,000	1,147,539
Camden Property Trust	2.800%	05/15/30	1,500,000	1,301,773
Digital Realty Trust, L.P.	5.550%	01/15/28	2,250,000	2,216,762
ERP Operating, L.P.	4.150%	12/01/28	1,250,000	1,187,660
ESSEX Portfolio, L.P. (a)	2.650%	03/15/32	1,500,000	1,206,335
Federal Realty Investment Trust (a)	1.250%	02/15/26	515,000	459,796
Federal Realty Investment Trust	5.375%	05/01/28	1,500,000	1,468,759
Kilroy Realty Corp.	2.500%	11/15/32	1,750,000	1,215,530
Kimco Realty Corp.	2.700%	10/01/30	1,750,000	1,441,732
Lexington Realty Trust	2.700%	09/15/30	1,500,000	1,197,910
Mid-America Apartment Communities, Inc.	3.950%	03/15/29	1,750,000	1,647,321
Ontario Teachers Cadillac Fairview Properties Trust (b)	2.500%	10/15/31	1,255,000	987,556
Prologis, L.P.	2.875%	10/06/29	1,500,000	1,312,876
Prologis, L.P.	4.625%	01/15/33	1,500,000	1,463,839
Realty Income Corp.	4.700%	12/15/28	1,000,000	968,690
Regency Centers, L.P.	3.750%	06/15/24	1,000,000	970,910
Rexford Industrial Realty, L.P.	5.000%	06/15/28	500,000	485,502
Rexford Industrial Realty, L.P.	2.150%	09/01/31	1,750,000	1,364,229
Sun Communities Operating, L.P.	2.700%	07/15/31	500,000	395,081
Sun Communities Operating, L.P.	5.700%	01/15/33	750,000	730,501
UDR, Inc.	1.900%	03/15/33	1,500,000	1,097,233
Vornado Realty, L.P. (a)	3.500%	01/15/25	567,000	533,755
WP Carey, Inc.	2.450%	02/01/32	1,500,000	1,174,032
				29,129,784
RETAIL - CONSUMER STAPLES — 0.2%
Kroger Co. (The)	5.000%	04/15/42	1,000,000	912,826
Walmart, Inc.	1.800%	09/22/31	500,000	415,144
				1,327,970
RETAIL - DISCRETIONARY — 0.5%
ERAC USA Finance, LLC (b)	2.700%	11/01/23	1,250,000	1,237,099
Home Depot, Inc.	3.625%	04/15/52	1,000,000	797,333
Lowe’s Cos., Inc.	4.650%	04/15/42	1,000,000	886,616
Lowe’s Cos., Inc.	3.000%	10/15/50	500,000	327,715

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE BONDS — 37.7%, continued
RETAIL - DISCRETIONARY — 0.5%, continued
Lowe’s Cos., Inc.	5.625%	04/15/53	$1,000,000	$999,401
				4,248,164
SEMICONDUCTORS — 0.3%
Intel Corp. (a)	4.150%	08/05/32	1,000,000	950,213
Intel Corp.	3.734%	12/08/47	1,361,000	1,058,009
NVIDIA Corp. (a)	2.850%	04/01/30	500,000	453,413
				2,461,635
SOFTWARE — 0.5%
Microsoft Corp.	2.525%	06/01/50	4,500,000	3,112,855
Microsoft Corp.	2.921%	03/17/52	1,000,000	743,967
				3,856,822
SPECIALTY FINANCE — 0.8%
American Express Credit Corp.	3.000%	10/30/24	1,000,000	964,035
BlueHub Loan Fund, Inc.	3.099%	01/01/30	1,030,000	872,513
Community Preservation Corp. (The) (a)	2.867%	02/01/30	1,750,000	1,460,872
GATX Corp.	4.350%	02/15/24	300,000	296,289
Low Income Investment Fund	3.386%	07/01/26	115,000	108,047
USAA Capital Corp. (b)	2.125%	05/01/30	3,000,000	2,495,262
				6,197,018
STEEL — 0.1%
Nucor Corp.	2.000%	06/01/25	460,000	430,146

TECHNOLOGY HARDWARE — 0.6%
Apple, Inc. (a)	3.000%	06/20/27	1,000,000	946,920
Apple, Inc.	2.650%	05/11/50	1,000,000	696,115
Apple, Inc.	2.650%	02/08/51	2,000,000	1,381,491
HP, Inc.	4.750%	01/15/28	1,100,000	1,071,526
HP, Inc.	4.000%	04/15/29	915,000	852,394
				4,948,446
TECHNOLOGY SERVICES — 0.2%
Experian Finance plc (b)	2.750%	03/08/30	635,000	541,626
Moody’s Corp.	3.250%	05/20/50	500,000	357,991
Moody’s Corp.	3.750%	02/25/52	1,000,000	793,054
				1,692,671
TELECOMMUNICATIONS — 0.7%
AT&T, Inc.	5.250%	03/01/37	500,000	488,230
AT&T, Inc.	4.750%	05/15/46	2,000,000	1,765,373
Verizon Communications, Inc. (a)	3.875%	02/08/29	1,000,000	937,885
Verizon Communications, Inc.	1.500%	09/18/30	1,000,000	790,301
Verizon Communications, Inc.	2.987%	10/30/56	1,799,000	1,142,655
				5,124,444
TRANSPORTATION & LOGISTICS — 1.4%
British Airways, Series 2013-1 (b)	4.625%	12/20/25	238,780	235,764
Burlington Northern Santa Fe, LLC	5.750%	05/01/40	1,828,000	1,933,365
Canadian Pacific Railway Co. (a)	2.050%	03/05/30	1,750,000	1,467,973

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Impact Bond Fund
June 30, 2023 (unaudited)

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE BONDS — 37.7%, continued
TRANSPORTATION & LOGISTICS — 1.4%, continued
Mexico City Airport Trust (b)	4.250%	10/31/26	$497,000	$478,818
Norfolk Southern Corp.	4.837%	10/01/41	1,000,000	924,959
Norfolk Southern Corp.	3.050%	05/15/50	1,500,000	1,037,064
Penske Truck Leasing Co. (a)(b)	3.450%	07/01/24	1,250,000	1,217,627
Penske Truck Leasing Co. (b)	5.750%	05/24/26	500,000	495,216
TTX Co. (b)	4.600%	02/01/49	280,000	251,975
TTX Co.	5.650%	12/01/52	500,000	524,985
Union Pacific Corp.	4.950%	09/09/52	2,000,000	1,984,583
				10,552,329
TRANSPORTATION EQUIPMENT — 0.2%
Ryder System, Inc. (a)	5.650%	03/01/28	1,250,000	1,250,522

WHOLESALE - CONSUMER STAPLES — 0.2%
Bunge Ltd. Finance Corp.	1.630%	08/17/25	395,000	363,422
Sysco Corp.	2.400%	02/15/30	1,750,000	1,490,510
				1,853,932

TOTAL CORPORATE BONDS (COST $326,595,913)				$290,395,201

CORPORATE NOTES — 1.0%
COMMUNITY DEVELOPMENT — 1.0%
Calvert Impact Capital, Inc. (d)	4.000%	06/15/28	1,200,000	1,200,000
Calvert Social Investment Foundation, Inc. (d)	3.000%	12/15/23	950,000	935,064
Calvert Social Investment Foundation, Inc. (d)	1.000%	06/14/24	550,000	524,755
Calvert Social Investment Foundation, Inc. (d)	3.000%	06/17/24	980,000	952,393
Calvert Social Investment Foundation, Inc. (d)	3.000%	12/15/24	400,000	383,208
Calvert Social Investment Foundation, Inc. (d)	2.500%	06/13/25	1,400,000	1,309,311
Calvert Social Investment Foundation, Inc. (d)	2.500%	12/15/25	650,000	599,016
Capital Impact Partners Investment (d)	4.800%	12/15/23	250,000	248,697
Capital Impact Partners Investment (d)	5.750%	06/15/24	1,200,000	1,198,319
TOTAL CORPORATE NOTES (COST $7,580,000)				$7,350,763

FOREIGN GOVERNMENTS — 5.1%
FOREIGN AGENCY — 0.6%
BNG Bank N.V. (a)(b)	1.500%	10/16/24	1,500,000	1,426,557
BNG Bank N.V. (a)(b)	0.500%	11/24/25	2,000,000	1,804,612
Kommunalbanken A.S. (b)	2.125%	02/11/25	1,000,000	951,750
Kommunivest I Sverige AB, Series MTN (a)(b)	0.375%	06/19/24	500,000	476,199
				4,659,118
SUPRANATIONAL — 4.5%
Asian Development Bank	2.125%	03/19/25	1,000,000	951,277
Asian Development Bank	3.125%	09/26/28	1,000,000	946,740
Central American Bank for Economic Integration (b)	1.140%	02/09/26	1,200,000	1,075,940

	Coupon	Maturity	Principal Amount	Fair Value
FOREIGN GOVERNMENTS — 5.1%, continued
SUPRANATIONAL — 4.5%, continued
European Bank for Reconstruction & Development	1.625%	09/27/24	$1,250,000	$1,193,726
European Bank for Reconstruction & Development	1.500%	02/13/25	200,000	188,803
European Investment Bank (a)	2.500%	10/15/24	1,000,000	964,985
European Investment Bank (a)	2.125%	04/13/26	1,000,000	935,291
European Investment Bank	2.375%	05/24/27	4,000,000	3,706,955
Inter-American Development Bank	0.875%	04/03/25	3,000,000	2,790,794
Inter-American Development Bank	4.375%	01/24/44	3,000,000	3,000,072
International Bank for Reconstruction & Development	0.250%	11/24/23	4,500,000	4,410,723
International Bank for Reconstruction & Development	0.625%	04/22/25	1,000,000	924,323
International Bank for Reconstruction & Development	3.126%	11/20/25	1,000,000	963,714
International Bank for Reconstruction & Development	0.875%	07/15/26	3,000,000	2,686,788
International Bank for Reconstruction & Development	3.125%	06/15/27	4,000,000	3,807,941
International Development Association (b)	0.375%	09/23/25	2,000,000	1,814,783
International Development Association (a)(b)	0.875%	04/28/26	2,000,000	1,795,974
International Finance Corp., Series GMTN	2.125%	04/07/26	3,000,000	2,803,057
				34,961,886

TOTAL FOREIGN GOVERNMENTS (COST $42,454,530)				$39,621,004

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.0% (e)
Commercial Mortgage Pass-Through Certificates, Class A-3 (Cost $33,598)	2.853%	10/17/45	32,965	30,657

U.S. GOVERNMENT AGENCIES — 47.2%
DEVELOPMENT FINANCE CORPORATION — 1.0%
DFC (c)	5.350%	09/15/26	541,667	541,667
DFC	1.590%	04/15/28	2,000,000	1,756,272
DFC	1.650%	04/15/28	3,500,000	3,111,633
DFC	3.130%	04/15/28	1,000,000	933,608
DFC	3.540%	06/15/30	411,778	389,076
DFC	3.520%	09/20/32	660,714	622,015
DFC	3.820%	06/01/33	753,329	721,090
				8,075,361
FEDERAL HOME LOAN BANK — 7.3%
FHLB	4.625%	12/13/24	5,000,000	4,955,641
FHLB	1.250%	12/21/26	4,000,000	3,597,837
FHLB	4.250%	12/10/27	11,000,000	10,962,263

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Impact Bond Fund
June 30, 2023 (unaudited)

	Coupon	Maturity	Principal Amount	Fair Value
U.S. GOVERNMENT AGENCIES — 47.2%, continued
FEDERAL HOME LOAN BANK — 7.3%, continued
FHLB	4.500%	03/10/28	$3,000,000	$3,028,906
FHLB	3.250%	11/16/28	13,000,000	12,423,746
FHLB	5.500%	07/15/36	18,620,000	21,007,854
				55,976,247
FEDERAL HOME LOAN MORTGAGE CORPORATION — 13.2%
FHLMC	4.000%	11/01/24	19,423	19,187
FHLMC	0.375%	09/23/25	3,500,000	3,175,783
FHLMC	4.000%	10/01/25	15,555	15,308
FHLMC	2.875%	04/25/26	3,000,000	2,830,258
FHLMC	6.000%	04/01/27	31,459	31,768
FHLMC	2.500%	10/01/27	185,668	176,705
FHLMC	2.738%	04/25/29	2,229,054	2,086,028
FHLMC	2.412%	08/25/29	3,670,000	3,253,326
FHLMC	7.000%	02/01/30	12,073	11,958
FHLMC	1.297%	06/25/30	4,200,000	3,403,298
FHLMC	7.500%	07/01/30	46,092	47,428
FHLMC	1.406%	08/25/30	2,000,000	1,621,012
FHLMC	1.503%	09/25/30	4,000,000	3,271,038
FHLMC	1.487%	11/25/30	5,500,000	4,461,569
FHLMC	1.878%	01/25/31	1,500,000	1,242,850
FHLMC	2.000%	01/25/31	3,000,000	2,511,276
FHLMC	7.000%	03/01/31	20,087	20,660
FHLMC	1.777%	10/25/31	5,000,000	4,070,602
FHLMC	2.091%	11/25/31	2,500,000	2,078,029
FHLMC	6.250%	07/15/32	7,050,000	8,189,646
FHLMC	3.123%	08/25/32	2,000,000	1,796,258
FHLMC	3.000%	11/01/32	415,542	389,073
FHLMC	3.000%	11/01/32	315,899	295,777
FHLMC	5.500%	11/01/33	23,861	24,443
FHLMC (H15T1Y + 223.10) (c)	5.356%	05/01/34	24,215	24,399
FHLMC (H15T1Y + 223.10) (c)	5.356%	05/01/34	1,971	1,945
FHLMC	1.783%	06/25/34	2,084,061	1,636,495
FHLMC	5.000%	07/01/35	49,094	49,233
FHLMC	4.500%	10/01/35	64,723	63,844
FHLMC	2.438%	02/25/36	4,000,000	3,124,729
FHLMC	5.500%	03/01/36	18,880	19,401
FHLMC	1.500%	04/01/36	5,310,193	4,582,994
FHLMC	5.500%	06/01/36	26,225	26,933
FHLMC	6.000%	06/01/36	20,855	21,114
FHLMC	5.500%	12/01/36	21,755	22,374
FHLMC	2.000%	02/01/37	4,319,311	3,829,091
FHLMC	6.000%	08/01/37	10,629	11,049
FHLMC	5.000%	03/01/38	111,024	111,946
FHLMC	4.500%	06/01/39	121,149	119,775
FHLMC	5.000%	06/01/39	174,922	176,380
FHLMC	4.500%	07/01/39	112,113	110,841
FHLMC	4.500%	11/01/39	103,545	102,370
FHLMC	4.500%	09/01/40	152,358	150,631
FHLMC	4.500%	05/01/41	298,009	294,629
FHLMC	4.500%	07/01/41	347,699	343,758
FHLMC	5.000%	09/01/41	144,722	145,930
FHLMC	3.500%	10/01/41	167,565	157,083
FHLMC	4.000%	10/01/41	185,254	178,319
FHLMC	3.500%	02/01/42	299,431	280,671
FHLMC	4.000%	02/01/42	79,288	76,320
FHLMC	3.500%	06/01/42	341,463	320,186

	Coupon	Maturity	Principal Amount	Fair Value
U.S. GOVERNMENT AGENCIES — 47.2%, continued
FEDERAL HOME LOAN MORTGAGE CORPORATION — 13.2%, continued
FHLMC	3.500%	06/01/42	$335,252	$314,246
FHLMC	3.500%	08/01/42	395,228	370,462
FHLMC	3.000%	11/01/42	745,802	674,049
FHLMC	3.000%	01/01/43	428,696	387,450
FHLMC	3.000%	05/01/43	584,252	528,028
FHLMC	3.500%	10/01/44	338,044	315,171
FHLMC	3.500%	11/01/44	303,338	282,781
FHLMC	3.500%	04/01/45	376,661	350,148
FHLMC	3.000%	05/01/46	652,070	584,385
FHLMC	3.000%	12/01/46	1,615,002	1,447,456
FHLMC	3.500%	03/01/48	1,802,431	1,669,861
FHLMC	3.500%	03/01/49	491,193	453,815
FHLMC	3.500%	07/01/49	804,333	741,978
FHLMC	3.000%	09/01/49	923,374	818,955
FHLMC	3.000%	07/01/50	2,265,099	2,010,145
FHLMC	2.000%	08/01/50	3,179,171	2,615,002
FHLMC	2.000%	01/01/51	7,839,361	6,447,000
FHLMC	2.500%	04/01/51	7,649,623	6,522,086
FHLMC	2.500%	09/01/51	3,066,703	2,607,022
FHLMC	3.000%	04/01/52	5,601,668	4,932,825
FHLMC	4.000%	10/01/52	6,760,491	6,345,169
				101,423,754
FEDERAL NATIONAL MORTGAGE ASSOCIATION — 25.5%
FNMA	2.670%	12/01/23	2,196,951	2,160,111
FNMA (c)	2.625%	07/25/24	2,423,807	2,358,025
FNMA	2.890%	12/01/24	4,000,000	3,841,400
FNMA	3.080%	12/01/24	2,091,043	2,016,408
FNMA	2.710%	01/01/25	4,500,000	4,302,315
FNMA	5.000%	04/01/25	10,206	10,106
FNMA	5.000%	07/01/25	10,355	10,252
FNMA	3.500%	10/01/25	17,060	16,657
FNMA	5.000%	10/01/25	14,680	14,534
FNMA	5.500%	11/01/25	5	5
FNMA	0.500%	11/07/25	13,934,000	12,628,621
FNMA	4.000%	03/01/26	82,339	80,347
FNMA	2.910%	04/01/26	3,000,000	2,798,960
FNMA	2.125%	04/24/26	2,000,000	1,870,279
FNMA	8.500%	09/01/26	1,988	1,982
FNMA	2.500%	09/01/27	214,865	204,496
FNMA	0.750%	10/08/27	10,000,000	8,676,378
FNMA	2.500%	11/01/27	347,117	329,929
FNMA	2.500%	01/01/28	223,942	212,763
FNMA (c)	3.412%	06/25/28	1,814,633	1,714,648
FNMA	2.522%	08/27/29	5,368,689	4,772,055
FNMA	0.875%	08/05/30	25,750,000	20,698,843
FNMA	6.625%	11/15/30	12,750,000	14,793,313
FNMA (c)	1.517%	11/25/30	3,000,000	2,419,674
FNMA (c)	1.429%	12/25/30	5,000,000	4,022,305
FNMA	1.287%	01/25/31	3,000,000	2,379,144
FNMA	1.421%	03/25/31	1,000,000	796,654
FNMA	2.000%	01/01/32	1,079,559	978,343
FNMA	3.000%	12/01/32	464,098	434,027
FNMA	6.000%	10/01/33	17,608	18,261
FNMA	5.500%	02/01/34	19,840	20,301
FNMA (H15T1Y + 211.70) (c)	4.829%	05/01/34	22,702	23,390
FNMA	6.000%	11/01/34	49,220	51,044
FNMA	5.500%	01/01/35	27,643	28,372

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Impact Bond Fund
June 30, 2023 (unaudited)

	Coupon	Maturity	Principal Amount	Fair Value
U.S. GOVERNMENT AGENCIES — 47.2%, continued
FEDERAL NATIONAL MORTGAGE ASSOCIATION — 25.5%, continued
FNMA	2.500%	02/01/35	$1,100,630	$1,010,124
FNMA	5.000%	10/01/35	42,752	43,057
FNMA	5.500%	10/01/35	52,717	54,035
FNMA	6.000%	10/01/35	26,931	27,906
FNMA	5.500%	06/01/36	12,704	13,009
FNMA	6.000%	06/01/36	12,601	13,084
FNMA	5.500%	11/01/36	16,148	16,588
FNMA (c)	4.065%	05/01/37	2,016	2,005
FNMA	5.625%	07/15/37	14,250,000	16,335,478
FNMA	4.500%	09/01/40	90,907	89,536
FNMA	4.500%	10/01/40	91,748	90,604
FNMA	4.000%	12/01/40	237,593	228,444
FNMA	4.000%	01/01/41	170,916	164,334
FNMA	3.500%	02/01/41	249,954	234,088
FNMA	4.000%	10/01/41	131,722	126,652
FNMA	4.000%	11/01/41	144,745	139,169
FNMA	4.000%	12/01/41	178,056	171,198
FNMA	4.000%	12/01/41	239,616	230,385
FNMA	4.000%	01/01/42	562,458	543,617
FNMA	3.500%	05/01/42	289,089	269,334
FNMA	3.000%	06/01/42	538,450	486,078
FNMA	3.000%	08/01/42	432,413	390,357
FNMA	3.000%	08/01/42	400,864	361,874
FNMA	3.500%	12/01/42	597,038	558,984
FNMA	3.000%	06/01/43	492,429	444,524
FNMA	4.000%	12/01/44	677,396	648,352
FNMA	3.500%	05/01/45	796,906	741,582
FNMA	3.000%	04/01/46	633,573	569,601
FNMA	3.500%	11/01/46	1,077,723	1,002,533
FNMA	4.000%	10/01/48	494,730	471,679
FNMA	4.000%	11/01/48	1,283,846	1,231,755
FNMA	3.500%	05/01/49	405,143	373,850
FNMA	4.000%	06/01/49	623,588	594,273
FNMA	3.500%	08/01/49	1,667,740	1,537,739
FNMA	3.000%	09/01/49	883,001	784,501
FNMA	3.000%	06/01/50	1,818,635	1,612,119
FNMA	2.500%	07/01/50	2,952,803	2,522,280
FNMA	2.500%	08/01/50	2,084,531	1,781,904
FNMA	3.000%	08/01/50	3,220,780	2,854,492
FNMA	2.000%	11/01/50	5,263,584	4,329,355
FNMA	2.000%	01/01/51	9,410,878	7,739,053
FNMA	2.000%	02/01/51	5,564,408	4,560,690
FNMA	2.500%	04/01/51	15,818,262	13,482,601
FNMA	2.000%	08/01/51	3,529,723	2,885,797
FNMA	2.000%	11/01/51	5,454,774	4,455,632
FNMA	2.500%	05/01/52	5,685,745	4,827,139
FNMA	3.500%	05/01/52	5,623,286	5,125,351
FNMA	3.000%	07/01/52	4,794,322	4,222,138
FNMA	4.500%	07/01/52	4,697,066	4,516,742
FNMA	4.500%	08/01/52	6,599,445	6,346,085
				195,945,649
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 0.0% (e)
GNMA	7.000%	12/20/30	7,853	7,942
GNMA	7.000%	10/20/31	5,388	5,586
GNMA	7.000%	03/20/32	23,927	24,501
GNMA (H15T1Y + 150.00) (c)	3.625%	01/20/34	14,478	14,263

	Coupon	Maturity	Principal Amount	Fair Value
U.S. GOVERNMENT AGENCIES — 47.2%, continued
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 0.0% (e), continued
GNMA	5.500%	10/20/38	$4,997	$4,910
GNMA	6.500%	11/20/38	3,174	3,214
				60,416
SMALL BUSINESS ADMINISTRATION — 0.0% (e)
SBA (Prime — 2.65) (c)	5.350%	02/25/32	4,883	4,862

UNITED STATES AGENCY OF INTERNATIONAL DEVELOPMENT — 0.2%
Hashemite Kingdom of Jordan AID Bond	3.000%	06/30/25	1,450,000	1,379,995

TOTAL U.S. GOVERNMENT AGENCIES (COST $398,407,129)				$362,866,284

ASSET BACKED SECURITIES — 4.4%
Ahold Finance U.S.A., LLC	8.620%	01/02/25	64,581	65,805
Beacon Container Finance II, LLC (b)	2.250%	10/22/46	866,667	747,427
Cards II Trust (b)	0.602%	04/15/27	2,250,000	2,156,532
CLI Funding, LLC (b)	2.720%	01/18/47	1,181,089	1,004,968
DB Master Finance, LLC (b)	2.493%	11/20/51	1,994,625	1,661,794
Domino’s Pizza Master Issuer, LLC (b)	4.474%	10/25/45	2,103,750	2,005,717
Duke Energy Progress NC Storm Funding, LLC	2.799%	07/01/41	2,000,000	1,407,400
Golden Credit Card Trust (b)	1.140%	08/15/28	1,000,000	882,870
Iowa Student Loan Liquidity Corp. Rev.	1.730%	08/25/70	1,099,936	952,087
Mosaic Solar Loans, LLC (b)	2.100%	04/20/46	855,704	732,684
PG&E Energy Recovery Funding, LLC	2.822%	07/15/46	1,000,000	713,307
PG&E Energy Recovery Funding, LLC	5.536%	07/15/47	1,500,000	1,561,594
PG&E Wildfire Recovery Funding, LLC	4.674%	12/01/51	2,400,000	2,248,983
SBA Tower Trust (b)	2.836%	01/15/50	282,000	267,739
SBA Tower Trust (b)	6.599%	11/15/52	880,000	894,209
SolarCity LMC, Series I, LLC (b)	4.800%	12/20/26	257,736	254,407
Tesla Auto Lease Trust	0.600%	09/22/25	1,200,000	1,157,114
Texas Electric Market Stabilization Funding N, LLC (b)	4.966%	02/01/44	630,000	613,121
Texas Electric Market Stabilization Funding N, LLC	5.057%	08/01/46	3,000,000	2,934,124
Textainer Marine Containers VII Ltd. (b)	1.680%	02/20/46	1,220,003	1,032,415
TIF Funding II, LLC (b)	1.650%	02/20/46	405,312	335,036
Toyota Auto Receivables Owner Trust	0.260%	11/17/25	2,073,310	2,013,126
Tribute Rail, LLC (b)	4.760%	05/17/52	1,950,209	1,847,082
Triton Container Finance VIII, LLC (b)	1.860%	03/20/46	1,415,312	1,187,217
Triumph Rail, LLC (b)	2.150%	06/19/51	1,888,037	1,635,905
Vantage Data Centers Issuer, LLC (b)	2.165%	10/15/46	2,000,000	1,753,902
Wendy’s Funding, LLC (b)	3.783%	06/15/49	678,750	625,455

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Impact Bond Fund
June 30, 2023 (unaudited)

	Coupon	Maturity	Principal Amount	Fair Value
ASSET BACKED SECURITIES — 4.4%, continued
Wendy’s Funding, LLC	4.236%	03/15/52	$1,237,500	$1,117,946
TOTAL ASSET BACKED SECURITIES (COST $36,720,927)				$33,809,966

	Shares	Fair Value
MONEY MARKET FUNDS — 2.7%
First American Government Obligations Fund - Class X, 5.01% (f) (COST $20,573,467)	20,573,467	$20,573,467

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING — 2.0%
Mount Vernon Liquid Assets Portfolio, LLC, 5.22% (f)(g) (COST $15,557,893)	15,557,893	15,557,893

INVESTMENT COMPANIES — 0.4%
Pax High Yield Bond Fund - Institutional Class (COST $4,199,236)	530,984	3,074,396

TOTAL INVESTMENTS - (COST $860,362,650) — 101.4%		$780,204,471
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4%)		(10,732,000)
NET ASSETS — 100.0%		$769,472,471

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2023 was $15,278,674 (Note 8).
(b)

144a security may only be resold to qualified institutional investors. These securities were deemed liquid under guidelines established by the Board of Trustees. As of June 30, 2023, these securities were valued at $79,749,008 or 10.4% of net assets.

(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(d)	Illiquid securities are as follows:
	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Impact Capital, Inc., 4.000% 06/15/28	06/15/23	$1,200,000	$1,200,000	0.2%
Calvert Social Investment Foundation, Inc., 3.000%, 12/15/23	12/17/18	950,000	935,064	0.1%
Calvert Social Investment Foundation, Inc., 1.000%, 06/14/24	06/15/21	550,000	524,755	0.1%
Calvert Social Investment Foundation, Inc., 3.000%, 06/17/24	06/17/19	980,000	952,393	0.1%
Calvert Social Investment Foundation, Inc., 3.000%, 12/15/24	12/12/19	400,000	383,208	0.0	%(e)
Calvert Social Investment Foundation, Inc., 2.500%, 06/13/25	06/12/20	1,400,000	1,309,311	0.2%
Calvert Social Investment Foundation, Inc., 2.500%, 12/15/25	12/15/20	650,000	599,016	0.1%
Capital Impact Partners Investment, 4.800%, 12/15/23	12/19/22	250,000	248,697	0.0	%(e)
Capital Impact Partners Investment, 5.750%, 06/15/24	06/20/23	1,200,000	1,198,319	0.2%
		$7,580,000	$7,350,763	1.0%

(e)	Percentage rounds to less than 0.1%.
(f)	The rate shown is the 7-day effective yield as of June 30, 2023.
(g)	The security was purchased with cash collateral received from securities on loan (Note 8).

GMTN	— Global Medium-Term Note
H15T1Y	— U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 1 year
plc	— Public Liability Company
PO	— Principal Only security with a redemption price above par
SOFR	— Secured Overnight Financing Rate

See accompanying notes to financial statements.

Schedule of Investments

Praxis International Index Fund

June 30, 2023 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 97.7%
AUSTRALIA — 4.3%
ANZ Group Holdings Ltd.	40,646	$643,316
ASX Ltd.	3,087	129,890
Brambles Ltd.	84,413	811,552
Coles Group Ltd.	20,682	253,912
Commonwealth Bank of Australia	19,560	1,309,273
Computershare Ltd.	20,272	316,315
CSL Ltd. - ADR	7,282	671,837
CSL Ltd.	3,640	673,945
Dexus	158,141	823,440
Fortescue Metals Group Ltd.	63,440	941,220
Goodman Group	44,189	593,932
GPT Group (The)	86,547	239,445
Lendlease Corp. Ltd.	22,661	117,557
Macquarie Group Ltd. - ADR	1,184	141,038
Macquarie Group Ltd.	2,144	255,070
Mirvac Group	157,601	237,956
National Australia Bank Ltd.	36,653	644,546
Origin Energy Ltd.	41,376	232,519
QBE Insurance Group Ltd.	18,867	196,956
REA Group Ltd.	6,602	634,110
Scentre Group	280,885	496,671
SEEK Ltd.	49,532	723,478
Sonic Healthcare Ltd.	7,195	171,082
South32 Ltd.	255,820	643,950
Stockland	131,558	353,610
Transurban Group	200,755	1,911,161
Vicinity Centres	397,679	489,672
Wesfarmers Ltd.	32,429	1,068,993
Woolworths Group Ltd.	28,598	757,620
		16,484,066
AUSTRIA — 0.1%
Verbund AG	6,899	553,491

BELGIUM — 0.7%
Elia Group S.A./N.V.	2,549	323,868
Groupe Bruxelles Lambert N.V.	6,989	550,982
Groupe Bruxelles Lambert N.V.	2,460	193,917
KBC Group N.V.	15,375	1,073,214
UCB S.A.	7,663	679,407
		2,821,388
BERMUDA — 0.5%
Credicorp Ltd.	9,187	1,356,368
Shenzhen International Holdings Ltd.	799,000	704,876
		2,061,244
BRAZIL — 1.8%
Banco Bradesco S.A. - ADR	315,777	1,092,589
Banco do Brasil S.A. - ADR	98,038	1,008,811
Banco Santander Brasil S.A. - ADR	127,977	813,934
Cia Energética de Minas Gerais - ADR (a)	13,046	34,311
Cia Siderurgica Nacional S.A. - ADR (a)	61,558	159,435
Gerdau S.A. - ADR	83,297	434,810
Sendas Distribuidora S.A. - ADR (a)	16,442	236,929
Suzano S.A. - ADR (a)	78,845	726,951
Telefónica Brasil S.A. - ADR (a)	151,274	1,381,132
TIM S.A. - ADR (a)	67,746	1,035,836
		6,924,738

	Shares	Fair Value
COMMON STOCKS — 97.7%, continued
CANADA — 7.7%
Bank of Montreal (a)	17,353	$1,567,149
Bank of Nova Scotia (The)	24,639	1,232,936
BCE, Inc. (a)	10,817	493,147
Brookfield Asset Management Ltd. - Class A (a)	9,245	301,664
Cameco Corp.	20,145	631,143
Canadian Imperial Bank of Commerce (a)	18,545	791,501
Canadian National Railway Co.	15,841	1,917,870
Canadian Pacific Kansas City Ltd.	19,191	1,550,057
CGI, Inc. (b)	8,100	853,983
Franco-Nevada Corp.	14,305	2,039,893
Gildan Activewear, Inc.	18,362	591,991
Magna International, Inc.	1,678	94,706
Manulife Financial Corp.	76,580	1,448,128
Methanex Corp.	5,667	234,444
Nutrien Ltd.	11,961	706,297
RB Global Inc.	3,297	197,820
Restaurant Brands International, Inc. (a)	11,589	898,379
Royal Bank of Canada (a)	32,068	3,062,815
Shopify, Inc. - Class A (a)(b)	16,669	1,076,817
Sun Life Financial, Inc.	27,123	1,413,651
Teck Resources Ltd. - Class B	38,609	1,625,439
Thomson Reuters Corp. (a)(b)	22,509	3,037,413
Toronto-Dominion Bank (The) (a)	26,902	1,668,193
West Fraser Timber Co. Ltd.	2,404	206,696
Wheaton Precious Metals Corp. (a)	42,243	1,825,742
		29,467,874
CAYMAN ISLANDS — 3.9%
Alibaba Group Holding Ltd. - ADR (b)	26,924	2,244,115
Baidu, Inc. - ADR (a)(b)	4,105	562,016
China Literature Ltd. (b)	34,400	145,085
China Mengniu Dairy Co. Ltd. (b)	98,000	370,369
ENN Energy Holdings Ltd.	31,800	397,756
Genscript Biotech Corp. (b)	112,000	253,356
Hengan International Group Co. Ltd.	99,000	417,428
JD.com, Inc. - ADR	3,417	116,622
Li Auto, Inc. (a)(b)	10,834	380,273
Meituan - ADR (b)	33,181	1,042,547
Minth Group Ltd.	64,000	175,970
NetEase, Inc. - ADR (a)	11,682	1,129,533
Shenzhou International Group Holdings Ltd.	48,000	461,014
Tencent Holdings Ltd. - ADR (a)	94,461	4,013,648
Tingyi Cayman Islands Holding Corp.	392,000	610,386
Trip.com Group Ltd. - ADR (b)	22,788	797,580
Vipshop Holdings Ltd. - ADR (b)	21,137	348,761
WuXi Biologics Cayman, Inc. (b)	113,072	543,429
Xinyi Solar Holdings Ltd.	100,000	116,099
ZTO Express Cayman, Inc. - ADR (a)	26,341	660,632
		14,786,619
CHILE — 0.2%
Sociedad Quimica y Minera de Chile S.A. - ADR	10,226	742,612

CHINA — 2.9%
Agricultural Bank of China Ltd. - H Shares	2,786,000	1,097,205
ANTA Sports Products Ltd.	50,400	517,905
Bank of China Ltd. - H Shares	2,358,000	946,717
BYD Co. Ltd. - H Shares	23,000	737,485
China Life Insurance Co. Ltd. - H Shares	376,000	629,416

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis International Index Fund
June 30, 2023 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 97.7%, continued
CHINA — 2.9%, continued
China Minsheng Banking Corp. Ltd. - H Shares	906,000	$335,423
China Pacific Insurance Group Co. Ltd. - H Shares	100,200	260,135
China Resources Land Ltd.	134,000	570,257
COSCO SHIPPING Holdings Co. Ltd. - H Shares	87,500	79,097
Haier Smart Home Co. Ltd. - H Shares	241,230	760,730
Huatai Securities Co. Ltd. - H Shares	117,400	145,433
Industrial & Commercial Bank of China Ltd. - H Shares	1,755,000	937,890
Jiangsu Expressway Co. Ltd. - H Shares	720,000	663,984
PICC Property & Casualty Co. Ltd. - H Shares	294,000	327,356
Ping An Insurance Group Co. of China Ltd. - H Shares	244,818	1,563,628
Sinopharm Group Co. Ltd. - H Shares	427,200	1,337,344
TravelSky Technology Ltd. - H Shares	217,000	369,669
		11,279,674
COLOMBIA — 0.3%
Bancolombia S.A. - ADR	39,868	1,063,678

DENMARK — 2.1%
A.P. Moller-Maersk A/S - Series B	67	117,812
Chr. Hansen Holding A/S	1,812	125,978
Coloplast A/S - Series B	2,036	254,798
DSV A/S	4,551	955,976
Genmab A/S (b)	932	353,217
Novo Nordisk A/S - ADR	29,898	4,838,393
Novozymes A/S - B Shares	3,368	157,161
Orsted A/S	4,694	445,038
Pandora A/S	1,085	96,987
Vestas Wind Systems A/S (b)	21,015	558,778
		7,904,138
FINLAND — 0.7%
Kone OYJ - Class B	3,529	184,376
Neste OYJ	20,268	780,403
Nokia Corp. - ADR (a)	180,069	749,087
Sampo OYJ - A Shares	10,139	455,378
UPM-Kymmene OYJ	20,395	607,721
		2,776,965
FRANCE — 6.9%
Accor S.A.	11,801	439,143
Aeroports de Paris	1,860	267,274
Air Liquide S.A. - ADR	1,327	47,666
Air Liquide S.A.	9,728	1,744,614
Alstom S.A.	10,037	299,619
Arkema S.A.	1,887	177,942
AXA S.A.	33,469	989,077
BNP Paribas S.A. - ADR	6,162	194,966
BNP Paribas S.A.	3,140	198,158
Bollore SE	121,566	758,137
Bureau Veritas S.A.	16,518	453,183
Capgemini SE	3,941	746,217
Carrefour S.A.	14,741	279,359
Cie Generale des Etablissements Michelin SCA - ADR	28,976	427,106
Cie Generale des Etablissements Michelin SCA	18,076	534,725
Covivio	5,514	260,487
Danone S.A. - ADR	12,960	159,278
Danone S.A.	6,488	397,617

	Shares	Fair Value
COMMON STOCKS — 97.7%, continued
FRANCE — 6.9%, continued
Dassault Systemes SE - ADR	901	$40,040
Dassault Systemes SE	9,814	434,878
EssilorLuxottica S.A.	6,450	1,216,308
Eurofins Scientific SE	2,307	146,608
Getlink SE	64,345	1,095,041
Henkel AG & Co. KGaA	4,390	309,038
Hermes International - ADR	2,790	607,104
Hermes International	830	1,804,231
Kering S.A.	1,685	930,478
Klepierre S.A. (b)	22,849	567,678
Legrand S.A.	10,029	994,940
L’Oreal S.A. - ADR	21,745	2,029,243
L’Oreal S.A.	1,380	643,753
Orange S.A. - ADR	17,034	198,276
Publicis Groupe S.A.	12,555	1,007,642
Sartorius Sedim Biotech	1,319	329,433
Schneider Electric SE - ADR	5,840	212,342
Schneider Electric SE	10,419	1,892,936
Societe Generale S.A.	23,503	611,240
Solvay S.A.	809	90,465
Teleperformance	1,454	243,921
Unibail-Rodamco-Westfield (b)	6,388	336,939
Unibail-Rodamco-Westfield - CDI (b)	45,646	117,665
Valeo	22,970	493,621
Veolia Environnement S.A.	6,731	213,078
Vivendi SE - ADR	13,553	124,145
Vivendi SE	21,180	194,447
Wendel SE	8,457	868,606
Worldline S.A. (b)	11,073	405,504
		26,534,168
GERMANY — 4.0%
adidas AG - ADR	5,158	502,080
adidas AG	1,323	256,838
Allianz SE - ADR	76,050	1,765,881
Allianz SE	239	55,670
BASF SE	10,650	517,424
Bayerische Motoren Werke AG - ADR	2	82
Bayerische Motoren Werke AG	2,092	257,337
Brenntag SE	6,380	497,768
Commerzbank AG	24,099	267,164
Continental AG	4,852	366,579
Deutsche Boerse AG	5,965	1,101,252
Deutsche Post AG - ADR	9,971	488,679
Deutsche Post AG	10,161	496,501
Deutsche Telekom AG - ADR	46,342	1,012,573
Deutsche Telekom AG	25,629	559,200
Fraport AG Frankfurt Airport Services Worldwide (b)	1,961	104,678
Fresenius Medical Care AG & Co. KGaA - ADR (a)	8,998	215,322
Fresenius Medical Care AG & Co. KGaA	4,696	224,433
Hannover Rueck SE	1,159	246,060
Mercedes-Benz Group AG	18,669	1,502,728
Merck KGaA	2,309	382,218
Muenchener Rueckversicherungs-Gesellschaft AG - ADR (a)	18,890	711,209
Muenchener Rueckversicherungs-Gesellschaft AG	1,787	670,879
RWE AG	13,344	581,496
Sartorius AG	918	318,057

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis International Index Fund
June 30, 2023 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 97.7%, continued
GERMANY — 4.0%, continued
Siemens AG	8,289	$1,381,817
Telefonica Deutschland Holding AG	166,204	467,794
Vonovia SE	11,584	226,237
Zalando SE (b)	3,395	97,911
		15,275,867
HONG KONG — 2.0%
AAC Technologies Holdings, Inc.	92,000	217,445
AIA Group Ltd. - ADR	41,503	1,690,417
AIA Group Ltd.	57,569	584,698
BYD Electronic International Co. Ltd.	86,500	263,131
China Merchants Port Holdings Co. Ltd.	134,000	189,566
Hang Seng Bank Ltd.	16,100	229,515
Hong Kong Exchanges & Clearing Ltd.	22,078	836,511
Lenovo Group Ltd.	754,000	790,097
Link REIT	95,500	531,659
New China Life Insurance Co. Ltd. - H Shares	87,400	230,959
Shandong Weigao Group Medical Polymer Co. Ltd. - H Shares	256,000	335,910
Sino Land Co. Ltd.	144,000	177,279
Sun Hung Kai Properties Ltd.	24,000	303,230
Swire Properties Ltd.	206,350	508,417
Techtronic Industries Co. Ltd.	24,500	267,922
Zhongsheng Group Holdings Ltd.	86,000	330,144
		7,486,900
INDIA — 4.0%
HDFC Bank Ltd. - ADR	30,589	2,132,053
ICICI Bank Ltd. - ADR	245,727	5,671,379
Infosys Ltd. - ADR (a)	234,185	3,763,353
Wipro Ltd. - ADR	839,222	3,961,128
		15,527,913
INDONESIA — 0.7%
Bank Mandiri Persero Tbk PT - ADR (a)	87,101	1,210,269
Telkom Indonesia Persero Tbk PT - ADR	57,608	1,536,405
		2,746,674
IRELAND — 0.5%
AIB Group plc	100,681	423,737
CRH plc - ADR (a)	14,500	808,085
Kingspan Group plc	2,206	146,843
Smurfit Kappa Group plc	20,818	694,819
		2,073,484
ISRAEL — 0.5%
Check Point Software Technologies Ltd. (b)	2,999	376,734
CyberArk Software Ltd. (a)(b)	2,342	366,125
ICL Group Ltd. (a)	93,258	511,054
Nice Ltd. - ADR (a)(b)	3,821	789,036
		2,042,949
ITALY — 1.8%
Assicurazioni Generali S.p.A.	24,438	496,983
Enel S.p.A.	63,194	426,091
Intesa Sanpaolo S.p.A. - ADR	1	16
Intesa Sanpaolo S.p.A.	276,901	725,983
Mediobanca Banca di Credito Finanziario S.p.A.	49,451	592,066
Moncler S.p.A.	10,592	732,854
Poste Italiane S.p.A.	80,416	871,162
Telecom Italia S.p.A. (b)	591,414	166,742

	Shares	Fair Value
COMMON STOCKS — 97.7%, continued
ITALY — 1.8%, continued
Terna - Rete Elettrica Nazionale S.p.A.	199,413	$1,700,868
UniCredit S.p.A.	49,517	1,151,475
		6,864,240
JAPAN — 15.9%
Advantest Corp.	4,800	646,564
Aeon Co. Ltd.	19,800	405,485
AGC, Inc.	10,000	359,804
Ajinomoto Co., Inc.	6,600	262,956
Asahi Intecc Co. Ltd.	11,100	218,564
Asahi Kasei Corp.	50,000	338,596
Astellas Pharma, Inc.	34,300	510,876
Azbil Corp.	10,400	329,201
Bandai Namco Holdings, Inc.	18,600	430,780
Bridgestone Corp.	37,856	1,555,382
Brothers Industries Ltd.	13,900	203,474
Canon, Inc.	22,800	599,410
Chiba Bank Ltd. (The)	28,700	174,063
Dai Nippon Printing Co. Ltd.	61,318	1,741,994
Dai-ichi Life Holdings, Inc.	16,346	310,938
Daiichi Sankyo Co. Ltd. - ADR	5,703	181,641
Daiichi Sankyo Co. Ltd.	23,430	744,564
Daiwa House Industry Co. Ltd.	54,700	1,445,463
Daiwa Securities Group, Inc.	42,900	221,092
Denso Corp.	10,000	674,605
Dentsu Group, Inc.	4,300	141,432
Eisai Co. Ltd.	4,600	311,800
ENEOS Holdings, Inc.	167,700	576,494
FANUC Corp. - ADR	8,460	148,304
FANUC Corp.	4,000	140,440
Fast Retailing Co. Ltd.	4,200	1,077,329
FUJIFILM Holdings Corp. - ADR	6,620	394,386
FUJIFILM Holdings Corp.	1,500	89,386
Fujitsu Ltd.	4,868	630,401
Hikari Tsushin, Inc.	1,200	172,260
Hitachi Construction Machinery Co. Ltd.	15,000	421,815
Honda Motor Co. Ltd.	7,800	236,322
Hoya Corp. - ADR	1,273	151,945
Hoya Corp.	6,861	821,133
Ibiden Co. Ltd.	4,600	261,761
Japan Exchange Group, Inc.	13,000	227,509
Kao Corp.	29,400	1,067,057
KDDI Corp. - ADR	43,814	677,803
Keyence Corp.	3,600	1,710,778
Kintetsu Group Holdings Co. Ltd.	18,128	627,892
Kubota Corp. - ADR	788	57,548
Kubota Corp.	36,800	538,778
Lixil Corp.	15,100	192,218
Mitsubishi Corp.	44,800	2,166,212
Mitsubishi Estate Co. Ltd.	14,300	169,910
Mitsubishi UFJ Financial Group, Inc. - ADR (a)	5,599	41,265
Mitsubishi UFJ Financial Group, Inc.	275,109	2,028,102
Mitsui & Co. Ltd. - ADR	730	551,741
Mitsui & Co. Ltd.	62,990	2,384,332
Mitsui Chemicals, Inc.	7,100	209,304
Mitsui OSK Lines Ltd.	13,800	332,057
Mizuho Financial Group, Inc.	65,200	996,737
Murata Manufacturing Co. Ltd.	12,900	741,080
Nexon Co. Ltd.	13,700	262,753

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis International Index Fund
June 30, 2023 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 97.7%, continued
JAPAN — 15.9%, continued
Nidec Corp. - ADR	23,780	$327,926
Nintendo Co. Ltd. - ADR	91,288	1,038,857
Nintendo Co. Ltd.	3,000	136,782
Nippon Building Fund, Inc.	33	129,778
Nippon Prologis REIT, Inc.	175	351,759
Nippon Sanso Holdings Corp.	9,300	202,076
Nippon Telegraph & Telephone Corp.	130,000	153,849
Nippon Yusen KK	9,300	206,566
Nitori Holdings Co. Ltd.	1,100	123,539
Nomura Real Estate Holdings, Inc.	6,900	164,065
Nomura Real Estate Master Fund, Inc.	155	178,797
Nomura Research Institute Ltd.	10,900	301,177
Odakyu Electric Railway Co. Ltd.	12,400	166,177
Olympus Corp.	16,400	259,568
Omron Corp.	2,900	178,087
Oriental Land Co. Ltd.	20,800	811,010
ORIX Corp.	16,800	306,406
Pan Pacific International Holdings Corp.	21,300	381,524
PDD Holdings, Inc. - ADR (b)	8,211	567,709
Persol Holdings Co. Ltd.	8,000	144,801
Recruit Holdings Co. Ltd.	25,750	821,923
Resona Holdings, Inc.	85,600	409,902
Ricoh Co. Ltd.	25,500	217,335
Secom Co. Ltd.	2,700	182,755
Seiko Epson Corp.	30,300	473,108
Sekisui House Ltd. - ADR (b)	21,690	438,507
Sekisui House Ltd.	17,600	355,557
Seven & i Holdings Co. Ltd.	18,900	816,623
Sharp Corp.	20,600	115,529
Shimadzu Corp.	17,000	525,512
Shimano, Inc.	2,084	348,920
Shin-Etsu Chemical Co. Ltd.	17,000	568,176
Shionogi & Co. Ltd.	3,400	143,428
Shiseido Co. Ltd. - ADR	2,703	122,986
Shiseido Co. Ltd.	2,100	95,204
SoftBank Corp.	33,205	354,850
SoftBank Group Corp. - ADR	12,130	285,904
SoftBank Group Corp.	13,000	613,151
Sompo Holdings, Inc.	4,300	192,962
Sony Group Corp. - ADR	24,655	2,219,936
Sony Group Corp.	2,000	180,563
Sumitomo Corp.	32,454	688,597
Sumitomo Metal Mining Co. Ltd.	8,000	258,290
Sumitomo Mitsui Financial Group, Inc. - ADR	66,990	576,114
Sumitomo Mitsui Financial Group, Inc.	13,200	565,815
Sumitomo Mitsui Trust Holdings, Inc.	19,600	695,408
Suntory Beverage & Food Ltd.	7,600	275,547
Takeda Pharmaceutical Co. Ltd. - ADR (a)	61,236	962,018
Takeda Pharmaceutical Co. Ltd.	35,100	1,103,069
TDK Corp.	11,700	456,414
Terumo Corp.	10,972	349,498
Toho Co. Ltd.	4,100	156,186
Tokio Marine Holdings, Inc.	15,000	345,847
Tokyo Electron Ltd.	5,700	821,065
Toppan, Inc.	55,900	1,208,243
Toray Industries, Inc.	50,000	278,805
TOTO Ltd.	5,000	151,201
Toyota Motor Corp. - ADR (a)	10,972	1,763,749

	Shares	Fair Value
COMMON STOCKS — 97.7%, continued
JAPAN — 15.9%, continued
USS Co. Ltd.	31,120	$515,277
Yamaha Corp.	17,000	654,936
Yamaha Motor Co. Ltd.	31,100	894,181
Yokogawa Electric Corp.	36,800	681,295
		60,928,575
JERSEY — 0.3%
Experian plc - ADR	11,145	426,185
Experian plc	2,439	93,608
WPP plc - ADR (a)	1,188	62,109
WPP plc	34,966	366,493
		948,395
LUXEMBOURG — 0.2%
Aroundtown S.A. (b)	34,293	39,547
Tenaris S.A. - ADR	23,844	714,128
		753,675
MEXICO — 1.2%
America Movil SAB de C.V. - ADR (a)(b)	23,038	498,542
Fomento Economico Mexicano S.A.B. de C.V. - ADR	12,776	1,416,092
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (a)	2,661	475,574
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR	3,153	875,557
Wal-Mart de Mexico S.A.B. de C.V. - ADR	32,608	1,285,081
		4,550,846
NETHERLANDS — 2.9%
Adyen N.V. (b)	349	604,367
Akzo Nobel N.V. - ADR	1,673	45,673
Argenx SE - ADR (a)(b)	732	285,282
ASML Holding N.V.	6,542	4,741,315
CNH Industrial N.V.	17,084	246,010
Exor N.V.	3,298	294,435
ING Groep N.V. - ADR	40,673	547,865
ING Groep N.V.	12,870	173,512
Koninklijke Ahold Delhaize N.V. - ADR	24,466	832,823
Koninklijke Ahold Delhaize N.V.	5,491	187,209
Koninklijke DSM N.V.	2,622	326,319
NN Group N.V.	8,950	331,316
Prosus N.V. (b)	16,415	1,202,168
QIAGEN N.V. (a)(b)	11,697	526,716
Randstad N.V.	3,477	183,380
Stellantis N.V.	21,320	374,788
Wolters Kluwer N.V.	1,707	216,749
		11,119,927
NORWAY — 1.7%
Aker BP ASA	63,262	1,484,239
Equinor ASA - ADR (a)	158,981	4,643,835
Norsk Hydro ASA	79,990	476,849
		6,604,923
PHILIPPINES — 0.0% (c)
PLDT, Inc. - ADR (a)	3,953	92,382

PORTUGAL — 0.5%
Galp Energia SGPS S.A.	155,230	1,814,045

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis International Index Fund
June 30, 2023 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 97.7%, continued
PORTUGAL — 0.5%, continued
Jeronimo Martins SGPS S.A.	8,104	$223,259
		2,037,304
RUSSIA — 0.0% (c)
Mobile TeleSystems PJSC - ADR (b)(d)(e)	86,910	869

SINGAPORE — 1.5%
BOC Aviation Ltd.	87,700	710,821
CapitaLand Ascendas REIT	167,800	338,693
CapitaLand Ascott Trust	10,433	8,362
CapitaLand Integrated Commercial Trust	522,925	741,079
CapitaLand Investment Ltd.	183,000	449,634
CDL Hospitality Trusts	28,826	26,130
City Developments Ltd.	203,900	1,017,080
DBS Group Holdings Ltd. - ADR	11,392	1,064,582
Singapore Telecommunications Ltd.	216,000	400,081
Venture Corp. Ltd.	84,300	920,397
		5,676,859
SOUTH AFRICA — 1.1%
FirstRand Ltd.	261,138	951,517
Gold Fields Ltd. - ADR (a)	14,088	194,837
Impala Platinum Holdings Ltd. - ADR (a)	29,987	205,411
Mr Price Group Ltd.	83,655	638,112
MultiChoice Group Ltd.	108,920	552,600
Naspers Ltd. - Class N - ADR (a)	31,870	1,148,595
Standard Bank Group Ltd.	68,618	647,850
		4,338,922
SOUTH KOREA — 4.2%
Celltrion, Inc.	4,265	497,995
Hyundai Mobis Co. Ltd.	12,397	2,195,652
KB Financial Group, Inc. - ADR	15,444	562,162
KT Corp. - ADR (a)	39,515	446,519
LG Display Co. Ltd. - ADR (b)	3	18
NAVER Corp.	7,018	982,772
POSCO Holdings, Inc. - ADR	12,686	938,130
Samsung Electronics Co. Ltd.	116,609	6,423,214
Shinhan Financial Group Co. Ltd. - ADR	23,067	601,126
Shinhan Financial Group Co. Ltd.	29,265	756,841
SK Hynix, Inc.	15,952	1,402,124
SK Telecom Co. Ltd. - ADR	19,765	385,615
Woori Financial Group, Inc. - ADR (a)	34,279	923,819
		16,115,987
SPAIN — 1.9%
Aena SME S.A.	5,525	894,225
Amadeus IT Group S.A. (b)	7,348	559,567
Banco Bilbao Vizcaya Argentaria S.A. (a)	24,792	190,402
Banco Santander S.A. - ADR	53,453	198,311
CaixaBank S.A.	18,268	75,674
Cellnex Telecom S.A.	4,067	164,326
Grifols S.A. (a)(b)	20,633	188,998
Iberdrola S.A. - ADR	1,595	83,371
Iberdrola S.A.	29,928	390,833
Industria de Diseno Textil S.A.	34,462	1,336,738
Naturgy Energy Group S.A.	12,657	377,320
Repsol S.A.	178,289	2,593,098
Telefónica S.A.	92,766	376,635
		7,429,498

	Shares	Fair Value
COMMON STOCKS — 97.7%, continued
SWEDEN — 1.3%
Atlas Copco AB - A Shares	71,088	$1,026,257
Atlas Copco AB - Class A - ADR	26,193	$377,441
Boliden AB (b)	20,477	593,367
Epiroc AB - Class A	14,553	275,652
Essity AB - Series B	7,919	210,890
H & M Hennes & Mauritz AB - B Shares	19,185	329,920
Hexagon AB - B Shares	62,284	766,089
Industrivarden AB - A Shares	23,389	648,656
Svenska Cellulosa AB S.C.A. - Series B	16,418	209,569
Svenska Handelsbanken AB - A Shares	31,343	262,403
Telefonaktiebolaget LM Ericsson - B Shares	42,832	232,712
		4,932,956
SWITZERLAND — 6.3%
ABB Ltd. - ADR (a)	65,675	2,577,744
ABB Ltd.	5,783	227,518
Accelleron Industries AG	289	6,944
Accelleron Industries AG	1,953	46,677
Adecco Group AG (b)	8,723	285,703
Alcon, Inc. (a)	5,312	436,168
Barry Callebaut AG	553	1,068,488
Clariant AG (b)	10,218	147,826
Coca-Cola HBC AG (b)	26,042	776,801
Geberit AG	1,928	1,010,479
Givaudan S.A.	223	739,711
Holcim Ltd. (b)	8,532	575,144
Julius Baer Group Ltd.	3,557	224,484
Keuhne + Nagel International AG	643	190,482
Logitech International S.A.	4,776	283,694
Lonza Group AG - ADR	1,070	63,858
Lonza Group AG	2,080	1,243,298
Nestlé S.A. - ADR	31,994	3,850,478
Nestlé S.A.	4,022	483,834
Partners Group Holding AG	161	151,804
Roche Holding AG - ADR	73,736	2,816,715
Roche Holding AG	2,204	673,286
Sika AG	852	244,024
Sonova Holding AG	1,560	416,285
Swatch Group AG (The)	707	206,731
Swiss Life Holding AG	1,691	990,441
Swiss Re AG	9,611	968,475
Swisscom AG	981	612,310
Temenos AG	3,323	264,608
UBS Group AG (a)	39,428	799,189
UBS Group AG	26,246	532,006
Zurich Insurance Group AG - ADR	24,700	1,172,509
Zurich Insurance Group AG	492	234,049
		24,321,763
TAIWAN — 4.5%
ASE Technology Holding Co. Ltd. - ADR (a)	126,937	988,839
AUO Corp. - ADR	115,722	690,861
Chunghwa Telecom Co. Ltd. - ADR	122,331	4,561,723
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	95,822	9,670,356
United Microelectronics Corp. - ADR (a)	183,092	1,444,596
		17,356,375

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis International Index Fund
June 30, 2023 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 97.7%, continued
UNITED KINGDOM — 8.6%
3i Group plc	68,813	$1,705,603
Anglo American plc	23,816	677,949
Antofagasta plc	47,452	882,105
Ashtead Group plc	11,037	765,178
AstraZeneca plc - ADR	51,316	3,672,686
Aviva plc	147,903	744,111
Barratt Developments plc	27,950	146,892
British Land Co. plc (The)	62,287	240,113
BT Group plc	130,919	203,720
Bunzl plc	5,822	221,857
Burberry Group plc	13,434	362,483
Coca-Cola Europacific Partners plc (a)	21,706	1,398,518
Compass Group plc	35,682	999,172
GSK plc - ADR	27,099	965,808
GSK plc	17,282	306,270
Haleon plc - ADR (a)	17,287	144,865
Halma plc	6,736	194,969
HSBC Holdings plc - ADR (a)	58,458	2,316,106
HSBC Holdings plc	27,340	216,466
Informa plc	99,047	914,485
InterContinental Hotels Group plc - ADR (a)	2,515	177,182
J Sainsbury plc	86,209	294,693
Kingfisher plc	161,921	477,203
Land Securities Group plc	31,696	231,668
Legal & General Group plc	210,040	608,108
Lloyds Banking Group plc	437,921	242,724
London Stock Exchange Group plc	7,929	843,880
Mondi plc	24,044	366,812
National Grid plc - ADR	2,860	192,564
National Grid plc	77,306	1,024,915
NatWest Group plc	160,250	489,785
PEARSON plc - ADR	61,021	639,500
PEARSON plc	24,794	259,927
Prudential plc - ADR (a)	10,228	289,657
Reckitt Benckiser Group plc - ADR (a)	34,350	521,777
Reckitt Benckiser Group plc	3,212	241,376
RELX plc - ADR	28,876	965,325
RELX plc	74,635	2,489,788
Rentokil Initial plc	52,853	413,227
Sage Group plc (The) - ADR	2,320	108,808
Sage Group plc (The)	14,027	164,768
Segro plc	49,056	447,241
Severn Trent plc	16,234	529,214
Taylor Wimpey plc	108,822	142,159
Tesco plc - ADR	293	2,763
Tesco plc	144,166	454,762
Unilever plc - ADR (a)	44,516	2,320,619
United Utilities Group plc	59,321	725,321
Vodafone Group plc - ADR	18,241	172,378
Whitbread plc	5,438	234,010
		33,151,510

TOTAL COMMON STOCKS (Cost $278,492,037)		$375,779,448

	Coupon	Maturity	Par Value	Fair Value
CORPORATE NOTES — 0.9%
COMMUNITY DEVELOPMENT — 0.9%
Calvert Impact Capital, Inc. (d)	4.000%	06/15/28	$620,000	$620,000
Calvert Social Investment Foundation, Inc. (d)	3.000%	12/15/23	480,000	472,453
Calvert Social Investment Foundation, Inc. (d)	1.000%	06/14/24	450,000	429,345
Calvert Social Investment Foundation, Inc. (d)	3.000%	06/17/24	290,000	281,831
Calvert Social Investment Foundation, Inc. (d)	3.000%	12/15/24	120,000	114,963
Calvert Social Investment Foundation, Inc. (d)	2.500%	06/13/25	500,000	467,611
Calvert Social Investment Foundation, Inc. (d)	2.500%	12/15/25	400,000	368,625
Capital Impact Partners Investment (d)	5.750%	06/15/24	620,000	619,132
TOTAL CORPORATE NOTES (Cost $3,480,000)				$3,373,960

	Shares	Fair Value
MONEY MARKET FUNDS — 0.7%
First American Government Obligations Fund - Class X, 5.01% (f) (Cost $2,680,448)	2,680,448	$2,680,448

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING — 11.5%
Mount Vernon Liquid Assets Portfolio, LLC, 5.22% (f)(g) (Cost $44,237,025)	44,237,025	44,237,025

TOTAL INVESTMENTS - (Cost $328,889,510) — 110.8%		$426,070,881
LIABILITES IN EXESS OF OTHER ASSETS — (10.8%)		(41,524,544)
NET ASSETS — 100.0%		$384,546,337

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2023 was $43,396,595 (Note 8).
(b)	Non-income producing security.
(c)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis International Index Fund
June 30, 2023 (unaudited)

(d)	Illiquid securities are as follows:
	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Impact Capital, Inc., 4.000% 06/15/28	06/15/23	$620,000	$620,000	0.2%
Calvert Social Investment Foundation, Inc., 3.000%, 12/15/23	12/17/18	480,000	472,453	0.1%
Calvert Social Investment Foundation, Inc., 1.000%, 06/14/24	06/15/21	450,000	429,345	0.1%
Calvert Social Investment Foundation, Inc., 3.000%, 06/17/24	06/17/19	290,000	281,831	0.1%
Calvert Social Investment Foundation, Inc., 3.000%, 12/15/24	12/12/19	120,000	114,963	0.0	%(c)
Calvert Social Investment Foundation, Inc., 2.500%, 06/13/25	06/12/20	500,000	467,611	0.1%
Calvert Social Investment Foundation, Inc., 2.500%, 12/15/25	12/15/20	400,000	368,625	0.1%
Capital Impact Partners Investment, 5.750%, 06/15/24	06/20/23	620,000	619,132	0.2%
Mobile TeleSystems PJSC - ADR	07/19/11	752,376	869	0.0	%(c)
		$4,232,376	$3,374,829	0.9%

(e)

Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total fair value of such securities was $869 as of June 30, 2023, representing 0.0% (c) of net assets.

(f)	The rate shown is the 7-day effective yield as of June 30, 2023.
(g)	The security was purchased with cash collateral received from securities on loan (Note 8).

ADR	— American Depositary Receipt
CDI	— CHESS Depositary Interest
plc	— Public Liability Company
REIT	— Real Estate Investment Trust

See accompanying notes to financial statements.

Schedule of Investments

Praxis Value Index Fund

June 30, 2023 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.7%
ADVERTISING & MARKETING — 0.2%
Omnicom Group, Inc. (a)	10,229	$973,289

APPAREL & TEXTILE PRODUCTS — 0.8%
NIKE, Inc. - Class B (a)	29,440	3,249,293
VF Corp.	18,360	350,492
		3,599,785
ASSET MANAGEMENT — 1.2%
Ameriprise Financial, Inc.	1,540	511,527
BlackRock, Inc.	4,022	2,779,765
Charles Schwab Corp. (The)	11,830	670,524
Invesco Ltd.	34,830	585,492
T. Rowe Price Group, Inc.	5,830	653,077
		5,200,385
AUTOMOTIVE — 1.0%
Aptiv plc (b)	7,050	719,734
BorgWarner, Inc.	14,870	727,292
Ford Motor Co.	104,753	1,584,913
General Motors Co.	37,320	1,439,059
		4,470,998
BANKING — 5.9%
Bank of America Corp.	192,070	5,510,488
Citigroup, Inc.	63,306	2,914,608
Citizens Financial Group, Inc. (a)	10,900	284,272
Fifth Third Bancorp (a)	19,490	510,833
Huntington Bancshares, Inc.	43,970	473,997
JPMorgan Chase & Co.	75,425	10,969,812
KeyCorp (a)	9,398	86,838
M&T Bank Corp.	5,634	697,264
PNC Financial Services Group, Inc. (The)	11,131	1,401,949
Regions Financial Corp.	24,860	443,005
Truist Financial Corp.	40,660	1,234,031
U.S. Bancorp (a)	34,867	1,152,006
		25,679,103
BEVERAGES — 0.8%
Coca-Cola Co. (The)	40,420	2,434,092
Keurig Dr Pepper, Inc.	12,430	388,686
PepsiCo, Inc.	4,139	766,626
		3,589,404
BIOTECH & PHARMA — 1.6%
Biogen, Inc. (b)	1,930	549,761
Johnson & Johnson	28,441	4,707,554
Zoetis, Inc.	10,000	1,722,100
		6,979,415
CABLE & SATELLITE — 1.4%
Charter Communications, Inc. - Class A (a)(b)	2,520	925,772
Comcast Corp. - Class A	119,140	4,950,267
		5,876,039
CHEMICALS — 3.0%
Air Products & Chemicals, Inc.	2,397	717,974
Dow, Inc. (a)	7,400	394,124
DuPont de Nemours, Inc.	8,148	582,093
Ecolab, Inc.	2,960	552,602
International Flavors & Fragrances, Inc.	6,622	527,045
Linde plc	15,566	5,931,891
LyondellBasell Industries N.V. - Class A	12,360	1,135,019

	Shares	Fair Value
COMMON STOCKS — 98.7%, continued
CHEMICALS — 3.0%, continued
PPG Industries, Inc.	10,210	$1,514,143
Sherwin-Williams Co. (The)	6,010	1,595,775
		12,950,666
COMMERCIAL SUPPORT SERVICES — 1.0%
Republic Services, Inc.	11,450	1,753,796
Robert Half International, Inc.	5,180	389,640
Rollins, Inc.	6,760	289,531
Waste Management, Inc.	10,650	1,846,923
		4,279,890
CONSTRUCTION MATERIALS — 0.3%
Martin Marietta Materials, Inc.	1,320	609,431
Vulcan Materials Co.	2,600	586,144
		1,195,575
CONTAINERS & PACKAGING — 0.0% (c)
Amcor plc	9,950	99,301
WestRock Co.	330	9,593
		108,894
DIVERSIFIED INDUSTRIALS — 1.4%
Dover Corp.	5,253	775,606
Emerson Electric Co.	16,654	1,505,355
Illinois Tool Works, Inc.	12,695	3,175,781
Pentair plc	12,120	782,952
		6,239,694
E-COMMERCE DISCRETIONARY — 3.8%
Amazon.com, Inc. (b)	122,600	15,982,136
eBay, Inc. (a)	12,910	576,948
		16,559,084
ELECTRIC UTILITIES — 4.7%
AES Corp. (The)	3,204	66,419
Ameren Corp.	3,400	277,678
American Electric Power Co., Inc.	16,270	1,369,934
CenterPoint Energy, Inc. (a)	19,510	568,717
CMS Energy Corp.	12,530	736,138
Consolidated Edison, Inc.	29,931	2,705,762
DTE Energy Co.	4,170	458,783
Duke Energy Corp.	25,514	2,289,626
Edison International (a)	16,627	1,154,745
Eversource Energy	7,770	551,048
Exelon Corp.	34,410	1,401,863
NextEra Energy, Inc.	56,650	4,203,430
PPL Corp.	26,930	712,568
Sempra Energy	6,023	876,889
Southern Co. (The)	36,061	2,533,285
Xcel Energy, Inc.	9,744	605,785
		20,512,670
ELECTRICAL EQUIPMENT — 3.3%
AMETEK, Inc.	4,630	749,505
Carrier Global Corp. (a)	22,720	1,129,411
Generac Holdings, Inc. (b)	3,210	478,707
Johnson Controls International plc	38,687	2,636,132
Keysight Technologies, Inc. (b)	3,690	617,891
Otis Worldwide Corp.	20,480	1,822,925
Rockwell Automation, Inc.	7,420	2,444,519
TE Connectivity Ltd. (a)	14,490	2,030,918

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Value Index Fund
June 30, 2023 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.7%, continued
ELECTRICAL EQUIPMENT — 3.3%, continued
Trane Technologies plc	10,390	$1,987,191
Trimble, Inc. (b)	8,990	475,931
		14,373,130
ENTERTAINMENT CONTENT — 1.6%
Activision Blizzard, Inc. (b)	7,690	648,267
Electronic Arts, Inc.	3,150	408,555
Fox Corp. - Class B	13,000	414,570
Paramount Global - Class B (a)	18,226	289,976
Walt Disney Co. (The) (b)	47,699	4,258,567
Warner Bros. Discovery, Inc. (a)(b)	88,447	1,109,125
		7,129,060
FOOD — 1.1%
Conagra Brands, Inc.	16,070	541,880
J.M. Smucker Co. (The)	5,630	831,382
Kellogg Co. (a)	5,960	401,704
Kraft Heinz Co. (The) (a)	26,030	924,065
McCormick & Co., Inc. (a)	6,090	531,231
Mondelez International, Inc. - Class A	15,422	1,124,881
Tyson Foods, Inc. - Class A	8,430	430,267
		4,785,410
GAS & WATER UTILITIES — 0.3%
American Water Works Co., Inc.	4,090	583,847
NiSource, Inc.	19,060	521,291
		1,105,138
HEALTH CARE FACILITIES & SERVICES — 2.1%
AmerisourceBergen Corp.	4,700	904,421
Cardinal Health, Inc.	7,850	742,375
Catalent, Inc. (a)(b)	4,770	206,827
Cigna Group (The)	4,062	1,139,797
CVS Health Corp.	32,034	2,214,510
Elevance Health, Inc.	1,150	510,934
Humana, Inc.	1,410	630,453
IQVIA Holdings, Inc. (b)	2,920	656,328
Laboratory Corp. of America Holdings	2,120	511,620
McKesson Corp.	3,384	1,446,017
		8,963,282
HOME & OFFICE PRODUCTS — 0.1%
Whirlpool Corp. (a)	3,150	468,689

HOME CONSTRUCTION — 0.5%
D.R. Horton, Inc.	3,300	401,577
Lennar Corp. - Class A (a)	6,340	794,465
NVR, Inc. (b)	130	825,581
		2,021,623
HOUSEHOLD PRODUCTS — 2.1%
Church & Dwight Co., Inc.	1,850	185,426
Clorox Co. (The) (a)	2,020	321,261
Estée Lauder Cos., Inc. (The) - Class A	4,940	970,117
Kimberly-Clark Corp.	12,700	1,753,362
Procter & Gamble Co. (The)	38,156	5,789,791
		9,019,957
INDUSTRIAL SUPPORT SERVICES — 0.5%
Fastenal Co.	9,800	578,102
United Rentals, Inc. (a)	1,620	721,500

	Shares	Fair Value
COMMON STOCKS — 98.7%, continued
INDUSTRIAL SUPPORT SERVICES — 0.5%, continued
W.W. Grainger, Inc.	870	$686,073
		1,985,675
INSTITUTIONAL FINANCIAL SERVICES — 2.8%
Bank of New York Mellon Corp. (The)	38,024	1,692,829
CME Group, Inc.	11,190	2,073,395
Goldman Sachs Group, Inc. (The)	9,160	2,954,467
Intercontinental Exchange, Inc.	16,430	1,857,904
Morgan Stanley	31,741	2,710,681
Northern Trust Corp.	6,297	466,860
State Street Corp.	6,090	445,666
		12,201,802
INSURANCE — 5.2%
Aflac, Inc. (a)	20,790	1,451,142
Allstate Corp. (The)	13,549	1,477,383
American International Group, Inc.	22,987	1,322,672
Aon plc - Class A	4,280	1,477,456
Arthur J. Gallagher & Co.	4,520	992,456
Assurant, Inc.	4,170	524,252
Berkley (W.R.) Corp.	9,825	585,177
Brown & Brown, Inc.	15,040	1,035,354
Chubb Ltd.	8,860	1,706,082
Cincinnati Financial Corp.	9,332	908,190
Everest Re Group Ltd.	2,840	970,882
Globe Life, Inc.	4,450	487,809
Hartford Financial Services Group, Inc. (The)	10,830	779,977
Lincoln National Corp.	16,990	437,662
Loews Corp.	25,180	1,495,188
Marsh & McLennan Cos., Inc.	9,860	1,854,469
MetLife, Inc.	23,733	1,341,627
Principal Financial Group, Inc. (a)	4,530	343,555
Progressive Corp. (The)	8,230	1,089,405
Prudential Financial, Inc.	13,980	1,233,316
Travelers Cos., Inc. (The)	5,403	938,285
Willis Towers Watson plc	1,250	294,375
		22,746,714
INTERNET MEDIA & SERVICES — 5.7%
Booking Holdings, Inc. (b)	1,010	2,727,333
Match Group, Inc. (b)	14,910	623,984
Meta Platforms, Inc. - Class A (b)	56,990	16,354,990
Netflix, Inc. (b)	11,010	4,849,795
		24,556,102
LEISURE FACILITIES & SERVICES — 2.0%
Carnival Corp. (a)(b)	34,193	643,854
Darden Restaurants, Inc.	2,130	355,880
Hilton Worldwide Holdings, Inc.	6,420	934,431
Live Nation Entertainment, Inc. (a)(b)	6,980	635,948
Marriott International, Inc. - Class A	2,910	534,538
McDonald’s Corp.	8,340	2,488,739
Royal Caribbean Cruises Ltd. (b)	4,840	502,102
Starbucks Corp. (a)	16,870	1,671,142
Yum! Brands, Inc.	5,400	748,170
		8,514,804
LEISURE PRODUCTS — 0.3%
Hasbro, Inc.	20,810	1,347,864

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Value Index Fund
June 30, 2023 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.7%, continued
MACHINERY — 1.0%
Deere & Co.	907	$367,507
IDEX Corp.	2,840	611,339
Ingersoll-Rand, Inc.	13,050	852,948
Nordson Corp. (a)	2,610	647,750
Stanley Black & Decker, Inc. (a)	8,890	833,082
Xylem, Inc.	9,970	1,122,821
		4,435,447
MEDICAL EQUIPMENT & DEVICES — 5.7%
Abbott Laboratories	23,170	2,525,993
Agilent Technologies, Inc.	1,750	210,438
Align Technology, Inc. (b)	2,500	884,100
Baxter International, Inc.	17,182	782,812
Becton, Dickinson and Co.	8,310	2,193,923
Bio-Rad Laboratories, Inc. - Class A (b)	720	272,966
Boston Scientific Corp. (b)	29,180	1,578,346
Cooper Cos., Inc. (The)	1,170	448,613
Danaher Corp.	4,670	1,120,800
DENTSPLY SIRONA, Inc.	10,150	406,203
Edwards Lifesciences Corp. (b)	11,480	1,082,908
GE HealthCare Technologies, Inc.	4,240	344,458
IDEXX Laboratories, Inc. (a)(b)	660	331,472
Illumina, Inc. (b)	5,030	943,075
Intuitive Surgical, Inc. (b)	4,520	1,545,569
Medtronic plc	33,680	2,967,208
ResMed, Inc.	2,370	517,845
Revvity, Inc.	2,360	280,344
Stryker Corp.	8,800	2,684,792
Teleflex, Inc.	2,740	663,162
Thermo Fisher Scientific, Inc.	3,154	1,645,600
West Pharmaceutical Services, Inc.	1,260	481,912
Zimmer Biomet Holdings, Inc.	5,900	859,040
		24,771,579
METALS & MINING — 0.2%
Newmont Corp. (a)	15,380	656,111

OIL & GAS PRODUCERS — 0.7%
ConocoPhillips	5,377	557,111
Pioneer Natural Resources Co.	3,330	689,909
Valero Energy Corp.	14,590	1,711,407
		2,958,427
OIL & GAS SERVICES & EQUIPMENT — 0.6%
Baker Hughes Co.	44,790	1,415,812
Schlumberger Ltd.	26,396	1,296,571
		2,712,383
REAL ESTATE SERVICES — 0.1%
CBRE Group, Inc. - Class A (a)(b)	6,180	498,788

REITS — 4.3%
Alexandria Real Estate Equities, Inc. (a)	5,380	610,576
American Tower Corp.	4,760	923,154
AvalonBay Communities, Inc.	5,900	1,116,693
Boston Properties, Inc. (a)	7,640	439,988
Crown Castle, Inc.	6,910	787,325
Digital Realty Trust, Inc.	8,840	1,006,611
Equinix, Inc.	2,350	1,842,259
Equity Residential	7,500	494,775

	Shares	Fair Value
COMMON STOCKS — 98.7%, continued
REITS — 4.3%, continued
Essex Property Trust, Inc.	1,340	$313,962
Federal Realty Investment Trust	4,450	430,627
Healthpeak Properties, Inc.	20,530	412,653
Host Hotels & Resorts, Inc. (a)	20,470	344,510
Kimco Realty Corp.	22,420	442,122
Mid-America Apartment Communities, Inc.	2,890	438,875
Prologis, Inc.	26,080	3,198,190
Public Storage (a)	1,920	560,410
Realty Income Corp. (a)	20,130	1,203,573
Regency Centers Corp.	9,230	570,137
SBA Communications Corp. - Class A	1,660	384,722
Simon Property Group, Inc.	8,469	978,000
UDR, Inc. (a)	8,600	369,456
Ventas, Inc.	11,270	532,733
VICI Properties, Inc.	9,190	288,842
Welltower, Inc. (a)	13,540	1,095,251
		18,785,444
RETAIL - CONSUMER STAPLES — 2.5%
Costco Wholesale Corp.	3,700	1,992,006
Dollar General Corp.	170	28,863
Kroger Co. (The)	20,514	964,158
Target Corp.	9,860	1,300,534
Walgreen Boots Alliance, Inc. (a)	22,490	640,740
Walmart, Inc.	37,380	5,875,388
		10,801,689
RETAIL - DISCRETIONARY — 1.9%
AutoZone, Inc. (b)	240	598,406
Bath & Body Works, Inc. (a)	7,140	267,750
CarMax, Inc. (a)(b)	3,530	295,461
Genuine Parts Co.	4,570	773,381
Home Depot, Inc. (The)	10,732	3,333,789
Lowe’s Cos., Inc.	4,570	1,031,449
Ross Stores, Inc. (a)	8,070	904,889
TJX Cos., Inc. (The)	12,030	1,020,024
		8,225,149
SEMICONDUCTORS — 3.6%
Advanced Micro Devices, Inc. (b)	16,990	1,935,331
Analog Devices, Inc.	6,980	1,359,774
Broadcom, Inc.	4,180	3,625,857
Intel Corp.	112,288	3,754,911
Microchip Technology, Inc.	4,630	414,802
Micron Technology, Inc.	29,590	1,867,425
NVIDIA Corp.	130	54,993
NXP Semiconductors N.V.	2,190	448,249
Qorvo, Inc. (b)	4,610	470,358
Skyworks Solutions, Inc.	2,870	317,680
Texas Instruments, Inc.	6,950	1,251,139
		15,500,519
SOFTWARE — 10.4%
Adobe, Inc. (b)	6,460	3,158,876
ANSYS, Inc. (b)	1,760	581,275
Autodesk, Inc. (b)	2,650	542,217
Ceridian HCM Holding, Inc. (a)(b)	4,490	300,695
Gen Digital, Inc.	15,800	293,090
Intuit, Inc.	3,330	1,525,773
Microsoft Corp.	81,860	27,876,604
Oracle Corp.	23,412	2,788,135

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Value Index Fund
June 30, 2023 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.7%, continued
SOFTWARE — 10.4%, continued
Roper Technologies, Inc.	3,740	$1,798,192
Salesforce, Inc. (b)	26,700	5,640,642
Synopsys, Inc. (b)	920	400,577
		44,906,076
SPECIALTY FINANCE — 0.8%
American Express Co.	9,754	1,699,147
Capital One Financial Corp.	12,880	1,408,685
Synchrony Financial	10,350	$351,072
		3,458,904
TECHNOLOGY HARDWARE — 2.1%
Cisco Systems, Inc.	110,020	5,692,435
Corning, Inc. (a)	14,610	511,934
F5, Inc. (b)	2,100	307,146
Hewlett Packard Enterprise Co.	27,900	468,720
HP, Inc.	26,820	823,642
Seagate Technology Holdings plc	5,690	352,040
Western Digital Corp. (b)	11,965	453,833
Zebra Technologies Corp. - Class A (a)(b)	1,540	455,578
		9,065,328
TECHNOLOGY SERVICES — 4.1%
Accenture plc - Class A	16,780	5,177,972
Automatic Data Processing, Inc.	30	6,594
Cognizant Technology Solutions Corp. - Class A	10,200	665,856
DXC Technology Co. (a)(b)	15,380	410,954
Fidelity National Information Services, Inc.	21,130	1,155,811
Fiserv, Inc. (a)(b)	8,480	1,069,752
Global Payments, Inc.	8,590	846,287
Mastercard, Inc. - Class A	860	338,238
Moody’s Corp.	1,080	375,538
MSCI, Inc.	1,140	534,991
Paychex, Inc. (a)	3,334	372,974
PayPal Holdings, Inc. (b)	28,270	1,886,457
S&P Global, Inc.	8,310	3,331,396
Verisk Analytics, Inc.	5,050	1,141,451
Visa, Inc. - Class A (a)	1,450	344,346
		17,658,617
TELECOMMUNICATIONS — 1.9%
AT&T, Inc.	204,646	3,264,104
T-Mobile US, Inc. (b)	6,580	913,962
Verizon Communications, Inc.	104,080	3,870,735
		8,048,801
TRANSPORTATION & LOGISTICS — 3.3%
Alaska Air Group, Inc. (b)	9,130	485,533
American Airlines Group, Inc. (b)	24,860	445,988
C.H. Robinson Worldwide, Inc. (a)	6,070	572,705
CSX Corp.	41,490	1,414,809
Delta Air Lines, Inc. (b)	12,450	591,873
FedEx Corp.	6,880	1,705,552
J.B. Hunt Transport Services, Inc.	4,690	849,031
Norfolk Southern Corp.	7,190	1,630,404
Southwest Airlines Co.	14,310	518,165
Union Pacific Corp.	10,560	2,160,787
United Airlines Holdings, Inc. (b)	13,060	716,602
United Parcel Service, Inc. - Class B	18,730	3,357,353
		14,448,802

	Shares	Fair Value
COMMON STOCKS — 98.7%, continued
TRANSPORTATION EQUIPMENT — 0.4%
PACCAR, Inc.	12,210	$1,021,366
Westinghouse Air Brake Technologies Corp. (a)	6,250	685,438
		1,706,804
WHOLESALE - CONSUMER STAPLES — 0.3%
Archer-Daniels-Midland Co.	5,880	444,293
Sysco Corp.	11,430	848,106
		1,292,399
WHOLESALE - DISCRETIONARY — 0.1%
LKQ Corp.	5,170	301,256

TOTAL COMMON STOCKS (COST $335,282,357)		$427,666,664

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE NOTES — 0.9%
COMMUNITY DEVELOPMENT — 0.9%
Calvert Impact Capital, Inc. (d)	4.000%	06/15/28	$350,000	$350,000
Calvert Social Investment Foundation, Inc. (d)	3.000%	12/15/23	720,000	708,680
Calvert Social Investment Foundation, Inc. (d)	1.000%	06/14/24	750,000	715,575
Calvert Social Investment Foundation, Inc. (d)	3.000%	06/17/24	280,000	272,112
Calvert Social Investment Foundation, Inc. (d)	3.000%	12/15/24	250,000	239,505
Calvert Social Investment Foundation, Inc. (d)	2.500%	06/13/25	280,000	261,862
Calvert Social Investment Foundation, Inc. (d)	2.500%	12/15/25	450,000	414,703
Capital Impact Partners Investment (d)	4.800%	12/15/23	450,000	447,655
Capital Impact Partners Investment (d)	5.750%	06/15/24	350,000	349,510
TOTAL CORPORATE NOTES (COST $3,880,000)				$3,759,602

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Value Index Fund
June 30, 2023 (unaudited)

	Shares	Fair Value
MONEY MARKET FUNDS — 0.3%
First American Government Obligations Fund - Class X, 5.01% (e) (COST $1,343,773)	1,343,773	$1,343,773

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING — 6.5%
Mount Vernon Liquid Assets Portfolio, LLC, 5.22% (e)(f) (COST $28,334,574)	28,334,574	28,334,574

TOTAL INVESTMENTS - (COST $368,840,704) — 106.4%		$461,104,613
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.4%)		(27,602,975)
NET ASSETS — 100.0%		$433,501,638

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2023 was $27,950,019 (Note 8).
(b)	Non-income producing security.
(c)	Percentage rounds to less than 0.1%.
(d)	Illiquid securities are as follows:
	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Impact Capital, Inc., 4.000% 06/15/28	06/15/23	$350,000	$350,000	0.1%
Calvert Social Investment Foundation, Inc., 3.000%, 12/15/23	12/17/18	720,000	708,680	0.2%
Calvert Social Investment Foundation, Inc., 1.000%, 06/14/24	06/15/21	750,000	715,575	0.2%
Calvert Social Investment Foundation, Inc., 3.000%, 06/17/24	06/17/19	280,000	272,112	0.1%
Calvert Social Investment Foundation, Inc., 3.000%, 12/15/24	12/12/19	250,000	239,505	0.0	%(c)
Calvert Social Investment Foundation, Inc., 2.500%, 06/13/25	06/12/20	280,000	261,862	0.0	%(c)
Calvert Social Investment Foundation, Inc., 2.500%, 12/15/25	12/15/20	450,000	414,703	0.1%
Capital Impact Partners Investment, 4.800%, 12/15/23	12/19/22	450,000	447,655	0.1%
Capital Impact Partners Investment, 5.750%, 06/15/24	06/20/23	350,000	349,510	0.1%
		$3,880,000	$3,759,602	0.9%

(e)	The rate shown is the 7-day effective yield as of June 30, 2023.
(f)	The security was purchased with cash collateral received from securities on loan (Note 8).

plc	— Public Liability Company

See accompanying notes to financial statements.

Schedule of Investments

Praxis Growth Index Fund

June 30, 2023 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.1%
ADVERTISING & MARKETING — 0.1%
Interpublic Group of Cos., Inc. (The)	11,200	$432,096

AEROSPACE & DEFENSE — 0.2%
Howmet Aerospace, Inc.	17,210	852,928

ASSET MANAGEMENT — 0.4%
Ameriprise Financial, Inc.	2,880	956,621
BlackRock, Inc.	923	637,922
Charles Schwab Corp. (The)	9,520	539,594
		2,134,137
AUTOMOTIVE — 3.3%
Tesla, Inc. (a)	66,920	17,517,648

BANKING — 0.3%
M&T Bank Corp.	1,940	240,094
Regions Financial Corp.	35,280	628,690
Truist Financial Corp.	21,720	659,202
		1,527,986
BEVERAGES — 2.8%
Coca-Cola Co. (The)	55,720	3,355,458
Monster Beverage Corp. (a)	6,720	385,997
PepsiCo, Inc.	59,540	11,027,999
		14,769,454
BIOTECH & PHARMA — 9.8%
AbbVie, Inc.	47,001	6,332,445
Amgen, Inc.	15,744	3,495,483
Biogen, Inc. (a)	2,020	575,397
Bristol-Myers Squibb Co. (b)	63,056	4,032,431
Eli Lilly & Co.	21,650	10,153,417
Gilead Sciences, Inc.	36,000	2,774,520
Incyte Corp. (a)	8,270	514,807
Johnson & Johnson	45,938	7,603,658
Merck & Co., Inc.	77,971	8,997,074
Moderna, Inc. (a)	8,160	991,440
Regeneron Pharmaceuticals, Inc. (a)	3,671	2,637,760
Vertex Pharmaceuticals, Inc. (a)	8,324	2,929,299
Zoetis, Inc.	3,590	618,234
		51,655,965
CHEMICALS — 2.3%
Air Products & Chemicals, Inc.	8,000	2,396,240
Albemarle Corp. (b)	2,690	600,112
CF Industries Holdings, Inc.	6,230	432,487
Linde plc	13,918	5,303,872
LyondellBasell Industries N.V. - Class A	34,580	3,175,481
Mosaic Co. (The)	1,210	42,350
		11,950,542
COMMERCIAL SUPPORT SERVICES — 0.4%
Cintas Corp.	900	447,372
Rollins, Inc.	14,180	607,329
Waste Management, Inc.	6,464	1,120,987
		2,175,688
CONTAINERS & PACKAGING — 0.1%
Amcor plc	55,690	555,786

	Shares	Fair Value
COMMON STOCKS — 99.1%, continued
DIVERSIFIED INDUSTRIALS — 0.2%
Illinois Tool Works, Inc.	5,274	$1,319,344

E-COMMERCE DISCRETIONARY — 2.3%
Amazon.com, Inc. (a)	92,330	12,036,139

ELECTRIC UTILITIES — 0.6%
Consolidated Edison, Inc.	8,140	735,856
Eversource Energy	10,190	722,675
NextEra Energy, Inc.	5,814	431,399
Sempra Energy	8,900	1,295,751
		3,185,681
ELECTRICAL EQUIPMENT — 1.0%
Amphenol Corp. - Class A	10,642	904,038
Johnson Controls International plc	7,170	488,564
Keysight Technologies, Inc. (a)	3,981	666,618
Otis Worldwide Corp.	4,950	440,599
Rockwell Automation, Inc.	5,278	1,738,837
Trane Technologies plc	5,710	1,092,095
		5,330,751
ENTERTAINMENT CONTENT — 0.3%
Activision Blizzard, Inc. (a)	6,180	520,974
Electronic Arts, Inc.	3,415	442,925
Walt Disney Co. (The) (a)	5,103	455,596
		1,419,495
FOOD — 1.3%
Campbell Soup Co.	21,660	990,079
General Mills, Inc. (b)	32,720	2,509,624
Hershey Co. (The)	5,470	1,365,859
Lamb Weston Holdings, Inc.	3,900	448,305
Mondelez International, Inc. - Class A	18,960	1,382,942
		6,696,809
GAS & WATER UTILITIES — 0.3%
American Water Works Co., Inc.	10,730	1,531,707

HEALTH CARE FACILITIES & SERVICES — 2.0%
AmerisourceBergen Corp.	4,700	904,421
Cardinal Health, Inc.	6,390	604,302
Cigna Group (The)	4,710	1,321,626
Elevance Health, Inc.	4,760	2,114,821
Henry Schein, Inc. (a)	13,020	1,055,922
Humana, Inc.	1,910	854,018
IQVIA Holdings, Inc. (a)	2,778	624,411
Laboratory Corp. of America Holdings	1,600	386,128
McKesson Corp.	5,580	2,384,390
Quest Diagnostics, Inc.	2,680	376,701
		10,626,740
HOUSEHOLD PRODUCTS — 1.1%
Church & Dwight Co., Inc.	9,850	987,266
Colgate-Palmolive Co.	15,207	1,171,547
Kimberly-Clark Corp.	4,670	644,740
Procter & Gamble Co. (The)	20,980	3,183,505
		5,987,058
INDUSTRIAL SUPPORT SERVICES — 0.4%
W.W. Grainger, Inc.	2,530	1,995,133

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Growth Index Fund
June 30, 2023 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.1%, continued
INSTITUTIONAL FINANCIAL SERVICES — 0.4%
Intercontinental Exchange, Inc.	12,941	$1,463,368
Nasdaq, Inc.	8,490	$423,227
		1,886,595
INSURANCE — 0.7%
Aon plc - Class A	1,260	434,952
Arch Capital Group Ltd. (a)	5,760	431,136
Marsh & McLennan Cos., Inc.	4,260	801,221
Progressive Corp. (The)	14,480	1,916,717
Travelers Cos., Inc. (The)	1,830	317,798
		3,901,824
INTERNET MEDIA & SERVICES — 6.4%
Alphabet, Inc. - Class A (a)	156,720	18,759,384
Alphabet, Inc. - Class C (a)	124,120	15,014,796
		33,774,180
LEISURE FACILITIES & SERVICES — 1.4%
Chipotle Mexican Grill, Inc. (a)	617	1,319,763
Hilton Worldwide Holdings, Inc.	5,110	743,761
Marriott International, Inc. - Class A	1,980	363,706
McDonald’s Corp.	11,447	3,415,899
Starbucks Corp. (b)	9,152	906,597
Yum! Brands, Inc.	4,940	684,437
		7,434,163
LEISURE PRODUCTS — 0.1%
Axon Enterprise, Inc. (a)	1,790	349,265

MACHINERY — 0.9%
Deere & Co.	8,086	3,276,366
IDEX Corp.	2,890	622,102
Xylem, Inc.	7,650	861,543
		4,760,011
MEDICAL EQUIPMENT & DEVICES — 4.4%
Abbott Laboratories	24,186	2,636,758
Agilent Technologies, Inc.	8,185	984,246
Becton, Dickinson and Co.	1,490	393,375
Bio-Techne Corp.	4,950	404,068
Boston Scientific Corp. (a)	12,030	650,703
Cooper Cos., Inc. (The)	1,311	502,677
Danaher Corp.	17,684	4,244,160
DexCom, Inc. (a)	9,570	1,229,841
Edwards Lifesciences Corp. (a)	4,250	400,902
IDEXX Laboratories, Inc. (a)	1,700	853,791
Illumina, Inc. (a)	2,758	517,097
Intuitive Surgical, Inc. (a)	4,170	1,425,890
Medtronic plc	8,900	784,090
Mettler-Toledo International, Inc. (a)	960	1,259,174
ResMed, Inc.	1,770	386,745
Revvity, Inc.	4,400	522,676
Thermo Fisher Scientific, Inc.	10,265	5,355,764
Waters Corp. (a)	1,646	438,725
		22,990,682
OIL & GAS PRODUCERS — 4.3%
ConocoPhillips	117,220	12,145,164
Pioneer Natural Resources Co.	37,050	7,676,019
Valero Energy Corp.	25,340	2,972,382
		22,793,565

	Shares	Fair Value
COMMON STOCKS — 99.1%, continued
OIL & GAS SERVICES & EQUIPMENT — 1.0%
Baker Hughes Co.	76,150	$2,407,101
Schlumberger Ltd.	64,140	3,150,557
		5,557,658
REAL ESTATE SERVICES — 0.7%
CBRE Group, Inc. - Class A (a)(b)	45,503	3,672,547

REITS — 1.4%
American Tower Corp.	8,562	1,660,514
Crown Castle, Inc.	5,259	599,211
Equinix, Inc.	2,277	1,785,031
Host Hotels & Resorts, Inc. (b)	22,400	376,992
Iron Mountain, Inc.	8,670	492,629
Prologis, Inc.	6,088	746,572
Public Storage (b)	1,350	394,038
SBA Communications Corp. - Class A	3,358	778,250
VICI Properties, Inc.	14,310	449,763
		7,283,000
RENEWABLE ENERGY — 0.3%
Enphase Energy, Inc. (a)	2,690	450,521
First Solar, Inc. (a)	4,200	798,378
SolarEdge Technologies, Inc. (a)	1,750	470,838
		1,719,737
RETAIL - CONSUMER STAPLES — 0.7%
Costco Wholesale Corp.	3,333	1,794,421
Dollar General Corp.	4,053	688,118
Dollar Tree, Inc. (a)	3,470	497,945
Walgreen Boots Alliance, Inc. (b)	17,030	485,185
		3,465,669
RETAIL - DISCRETIONARY — 2.9%
AutoZone, Inc. (a)(b)	659	1,643,124
Genuine Parts Co.	6,140	1,039,072
Home Depot, Inc. (The)	16,306	5,065,296
Lowe’s Cos., Inc.	13,349	3,012,869
O’Reilly Automotive, Inc. (a)	1,810	1,729,093
TJX Cos., Inc. (The)	18,753	1,590,067
Tractor Supply Co. (b)	2,060	455,466
Ulta Beauty, Inc. (a)	1,070	503,537
		15,038,524
SEMICONDUCTORS — 8.8%
Advanced Micro Devices, Inc. (a)	16,796	1,913,232
Analog Devices, Inc.	4,584	893,009
Applied Materials, Inc. (b)	22,816	3,297,825
Broadcom, Inc.	5,539	4,804,695
Lam Research Corp.	2,633	1,692,650
NVIDIA Corp.	62,256	26,335,533
NXP Semiconductors N.V.	2,220	454,390
ON Semiconductor Corp. (a)	10,610	1,003,494
QUALCOMM, Inc.	27,400	3,261,696
Texas Instruments, Inc.	13,417	2,415,328
		46,071,852
SOFTWARE — 11.5%
Adobe, Inc. (a)	2,177	1,064,531
ANSYS, Inc. (a)	1,328	438,599
Autodesk, Inc. (a)	1,346	275,405
Cadence Design Systems, Inc. (a)	10,624	2,491,540

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Growth Index Fund
June 30, 2023 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.1%, continued
SOFTWARE — 11.5%, continued
Fortinet, Inc. (a)	5,610	$424,060
Gen Digital, Inc.	1,910	35,431
Intuit, Inc.	2,800	1,282,932
Microsoft Corp.	128,238	43,670,169
Oracle Corp.	37,870	4,509,938
Paycom Software, Inc.	1,910	613,568
PTC, Inc. (a)	6,510	926,373
ServiceNow, Inc. (a)	4,033	2,266,425
Synopsys, Inc. (a)	6,460	2,812,749
		60,811,720
SPECIALTY FINANCE — 0.2%
American Express Co.	7,720	1,344,824

STEEL — 0.1%
Nucor Corp. (b)	3,250	532,935

TECHNOLOGY HARDWARE — 15.4%
Apple, Inc.	399,198	77,432,436
Arista Networks, Inc. (a)	7,440	1,205,726
Cisco Systems, Inc.	14,590	754,887
HP, Inc.	12,500	383,875
Juniper Networks, Inc.	16,400	513,812
NetApp, Inc.	10,730	819,772
		81,110,508
TECHNOLOGY SERVICES — 6.4%
Accenture plc - Class A	17,989	5,551,046
Automatic Data Processing, Inc.	13,460	2,958,373
Broadridge Financial Solutions, Inc.	2,596	429,975
Fiserv, Inc. (a)(b)	11,266	1,421,206
MarketAxess Holdings, Inc.	1,390	363,374
Mastercard, Inc. - Class A	22,916	9,012,863
Moody’s Corp.	3,375	1,173,555
MSCI, Inc.	1,797	843,314
S&P Global, Inc.	2,494	999,820
Visa, Inc. - Class A (b)	46,423	11,024,534
		33,778,060
TELECOMMUNICATIONS — 0.1%
T-Mobile US, Inc. (a)	3,790	526,431

TRANSPORTATION & LOGISTICS — 1.5%
Alaska Air Group, Inc. (a)	7,690	408,954
American Airlines Group, Inc. (a)	43,510	780,570
CSX Corp.	22,471	766,261
Delta Air Lines, Inc. (a)	11,420	542,907
Expeditors International of Washington, Inc.	4,770	577,790
J.B. Hunt Transport Services, Inc.	2,270	410,938
Old Dominion Freight Line, Inc. (b)	2,950	1,090,763
Southwest Airlines Co.	17,240	624,260
Union Pacific Corp.	3,921	802,315
United Airlines Holdings, Inc. (a)	8,760	480,661
United Parcel Service, Inc. - Class B	7,445	1,334,516
		7,819,935
WHOLESALE - CONSUMER STAPLES — 0.1%
Sysco Corp.	5,970	442,974

	Shares	Fair Value
COMMON STOCKS — 99.1%, continued
WHOLESALE - DISCRETIONARY — 0.2%
Copart, Inc. (a)	10,326	$941,834

TOTAL COMMON STOCKS (COST $293,196,066)		$521,709,580

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE NOTES — 0.9%
COMMUNITY DEVELOPMENT — 0.9%
Calvert Impact Capital, Inc. (c)	4.000%	06/15/28	$750,000	$750,000
Calvert Social Investment Foundation, Inc. (c)	3.000%	12/15/23	200,000	196,855
Calvert Social Investment Foundation, Inc. (c)	1.000%	06/14/24	520,000	496,132
Calvert Social Investment Foundation, Inc. (c)	3.000%	06/17/24	550,000	534,507
Calvert Social Investment Foundation, Inc. (c)	3.000%	12/15/24	150,000	143,703
Calvert Social Investment Foundation, Inc. (c)	2.500%	06/13/25	670,000	626,599
Calvert Social Investment Foundation, Inc. (c)	2.500%	12/15/25	500,000	460,781
Capital Impact Partners Investment (c)	4.800%	12/15/23	600,000	596,873
Capital Impact Partners Investment (c)	5.750%	06/15/24	750,000	748,949
TOTAL CORPORATE NOTES (COST $4,690,000)				$4,554,399

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Growth Index Fund
June 30, 2023 (unaudited)

	Shares	Fair Value
MONEY MARKET FUNDS — 0.2%
First American Government Obligations Fund - Class X, 5.01% (d) (COST $1,319,753)	1,319,753	$1,319,753

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING — 4.6%
Mount Vernon Liquid Assets Portfolio, LLC, 5.22% (d)(e) (COST $24,173,316)	24,173,316	24,173,316

TOTAL INVESTMENTS - (COST $323,379,135) — 104.8%		$551,757,048
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.8%)		(25,444,928)
NET ASSETS — 100.0%		$526,312,120

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2023 was $23,878,219 (Note 8).
(c)	Illiquid securities are as follows:
	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Impact Capital, Inc., 4.000% 06/15/28	06/15/23	$750,000	$750,000	0.2%
Calvert Social Investment Foundation, Inc., 3.000%, 12/15/23	12/17/18	200,000	196,855	0.0%
Calvert Social Investment Foundation, Inc., 1.000%, 06/14/24	06/15/21	520,000	496,132	0.1%
Calvert Social Investment Foundation, Inc., 3.000%, 06/17/24	06/17/19	550,000	534,507	0.1%
Calvert Social Investment Foundation, Inc., 3.000%, 12/15/24	12/12/19	150,000	143,703	0.0	%(f)
Calvert Social Investment Foundation, Inc., 2.500%, 06/13/25	06/12/20	670,000	626,599	0.1%
Calvert Social Investment Foundation, Inc., 2.500%, 12/15/25	12/15/20	500,000	460,781	0.1%
Capital Impact Partners Investment, 4.800%, 12/15/23	12/19/22	600,000	596,873	0.1%
Capital Impact Partners Investment, 5.750%, 06/15/24	06/20/23	750,000	748,949	0.2%
		$4,690,000	$4,554,399	0.9%

(d)	The rate shown is the 7-day effective yield as of June 30, 2023.
(e)	The security was purchased with cash collateral received from securities on loan (Note 8).
(f)	Percentage rounds to less than 0.01%.

plc	— Public Liability Company

See accompanying notes to financial statements.

Schedule of Investments

Praxis Small Cap Index Fund

June 30, 2023 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.5%
ADVERTISING & MARKETING — 0.1%
QuinStreet, Inc. (a)	15,700	$138,631

AEROSPACE & DEFENSE — 0.2%
Barnes Group, Inc.	6,060	255,671

APPAREL & TEXTILE PRODUCTS — 1.0%
Hanesbrands, Inc. (b)	51,000	231,540
Kontoor Brands, Inc. (b)	7,330	308,593
Movado Group, Inc.	6,810	182,713
Oxford Industries, Inc. (b)	3,465	341,025
Steven Madden Ltd. (b)	11,935	390,155
Wolverine World Wide, Inc.	8,110	119,136
		1,573,162
ASSET MANAGEMENT — 1.1%
Artisan Partners Asset Management, Inc. - Class A (b)	9,120	358,507
Avantax, Inc. (a)(b)	15,340	343,309
B. Riley Financial, Inc. (b)	3,850	177,023
BrightSphere Investment Group, Inc.	7,030	147,279
Kennedy-Wilson Holdings, Inc.	21,830	356,484
Virtus Investment Partners, Inc.	920	181,672
WisdomTree Investments, Inc.	21,350	146,461
		1,710,735
AUTOMOTIVE — 1.0%
American Axle & Manufacturing Holdings, Inc. (a)	25,710	212,622
Dana, Inc.	14,900	253,300
Dorman Products, Inc. (a)	4,400	346,852
Gentherm, Inc. (a)	4,670	263,902
Methode Electronics, Inc.	5,180	173,633
XPEL, Inc. (a)(b)	3,920	330,142
		1,580,451
BANKING — 8.1%
Ameris Bancorp	10,274	351,474
Atlantic Union Bankshares Corp. (b)	11,450	297,127
Axos Financial, Inc. (a)(b)	8,590	338,790
Banc of California, Inc.	9,670	111,979
BancFirst Corp. (b)	3,710	341,320
Bancorp, Inc. (The) (a)	10,190	332,703
Bank of Hawaii Corp. (b)	5,430	223,879
BankUnited, Inc. (b)	12,200	262,910
Banner Corp.	2,830	123,586
Berkshire Hills Bancorp, Inc.	7,000	145,110
Brookline Bancorp, Inc.	15,670	136,956
Capitol Federal Financial, Inc. (b)	21,140	130,434
Central Pacific Financial Corp.	12,720	199,831
City Holding Co.	2,750	247,472
Community Bank System, Inc. (b)	9,620	450,986
Customers Bancorp, Inc. (a)(b)	10,660	322,572
CVB Financial Corp. (b)	24,460	324,829
Dime Community Bancshares, Inc.	11,239	198,144
Eagle Bancorp, Inc.	4,960	104,954
FB Financial Corp.	7,386	207,177
First BanCorp.	38,970	476,213
First Bancorp/NC	5,760	171,360
First Commonwealth Financial Corp.	16,040	202,906
First Financial Bancorp	9,300	190,092
First Hawaiian, Inc.	13,580	244,576
Hanmi Financial Corp.	9,870	147,359

	Shares	Fair Value
COMMON STOCKS — 98.5%, continued
BANKING — 8.1%, continued
Heritage Financial Corp.	8,470	$136,960
Hilltop Holdings, Inc.	6,940	218,332
Hope Bancorp, Inc.	13,410	112,912
Independent Bank Corp.	9,050	402,816
Independent Bank Group, Inc.	4,740	163,672
Lakeland Financial Corp.	3,090	149,927
National Bank Holdings Corp. - Class A	6,570	190,793
NBT Bancorp, Inc. (b)	4,520	143,962
OFG Bancorp	7,230	188,558
Pacific Premier Bancorp, Inc. (b)	15,096	312,185
PacWest Bancorp (b)	24,420	199,023
Park National Corp. (b)	2,050	209,756
Pathward Financial, Inc.	6,750	312,930
Preferred Bank	2,910	160,021
Renasant Corp.	5,600	146,328
S&T Bancorp, Inc. (b)	7,140	194,137
Seacoast Banking Corp. of Florida (b)	11,950	264,095
ServisFirst Bancshares, Inc. (b)	10,670	436,616
Simmons First National Corp. - Class A (b)	20,420	352,245
Southside Bancshares, Inc.	4,987	130,460
Tompkins Financial Corp.	3,510	195,507
Triumph Financial, Inc. (a)	5,040	306,029
Trustmark Corp.	12,050	254,496
United Community Banks, Inc. (b)	18,510	462,565
Veritex Holdings, Inc.	5,640	101,125
Washington Federal, Inc. (b)	3,920	103,958
Westamerica BanCorp.	4,380	167,754
WSFS Financial Corp.	7,320	276,110
		12,578,011
BEVERAGES — 0.1%
National Beverage Corp. (a)	4,440	214,674

BIOTECH & PHARMA — 3.4%
Amphastar Pharmaceuticals, Inc. (a)(b)	6,470	371,831
Anika Therapeutics, Inc. (a)	4,520	117,430
Arcus Biosciences, Inc. (a)	10,060	204,319
Avid Bioservices, Inc. (a)	12,650	176,720
Catalyst Pharmaceutical, Inc. (a)	15,260	205,094
Certara, Inc. (a)	12,320	224,347
Coherus Biosciences, Inc. (a)	28,080	119,902
Collegium Pharmaceutical, Inc. (a)(b)	9,800	210,602
Cytokinetics, Inc. (a)(b)	10,200	332,724
Dynavax Technologies Corp. (a)(b)	20,100	259,692
Emergent BioSolutions, Inc. (a)	22,240	163,464
Enanta Pharmaceuticals, Inc. (a)	8,970	191,958
Harmony Biosciences Holdings, Inc. (a)(b)	4,600	161,874
Innoviva, Inc. (a)(b)	11,970	152,378
Ironwood Pharmaceuticals, Inc. (a)(b)	20,430	217,375
Ligand Pharmaceuticals, Inc. (a)	2,760	198,996
Pacira BioSciences, Inc. (a)	8,940	358,226
Prestige Consumer Healthcare, Inc. (a)	6,630	394,021
REGENXBIO, Inc. (a)(b)	11,450	228,885
Supernus Pharmaceuticals, Inc. (a)(b)	7,570	227,554
uniQure N.V. (a)	10,260	117,580
Vanda Pharmaceuticals, Inc. (a)	25,990	171,274
Vir Biotechnology, Inc. (a)	10,170	249,470
Xencor, Inc. (a)	8,400	209,748
		5,265,464

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Small Cap Index Fund
June 30, 2023 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.5%, continued
CABLE & SATELLITE — 0.1%
DISH Network Corp. - Class A (a)(b)	18,280	$120,465

CHEMICALS — 2.9%
AdvanSix, Inc.	10,540	368,689
Balchem Corp.	5,560	749,544
H.B. Fuller Co.	10,240	732,262
Innospec, Inc.	4,330	434,905
Materion Corp.	5,040	575,568
Minerals Technologies, Inc.	2,050	118,264
Quaker Chemical Corp.	1,500	292,350
Rogers Corp. (a)(b)	3,610	584,567
Stepan Co. (b)	3,960	378,418
WD-40 Co. (b)	1,810	341,457
		4,576,024
COMMERCIAL SUPPORT SERVICES — 3.0%
ABM Industries, Inc.	13,350	569,377
AMN Healthcare Services, Inc. (a)(b)	9,180	1,001,722
Brady Corp. - Class A (b)	16,250	773,012
CorVel Corp. (a)	2,390	462,465
Cross Country Healthcare, Inc. (a)(b)	5,410	151,913
Enviri Corp. (a)	14,710	145,188
Healthcare Services Group, Inc.	12,090	180,504
Heidrick & Struggles International, Inc.	6,300	166,761
Kelly Services, Inc. - Class A	11,930	210,087
Korn Ferry	8,880	439,915
TrueBlue, Inc. (a)	10,250	181,528
UniFirst Corp.	1,790	277,468
Viad Corp. (a)	5,500	147,840
		4,707,780
CONSUMER SERVICES — 0.8%
Adtalem Global Education, Inc. (a)(b)	12,630	433,714
Medifast, Inc. (b)	1,780	164,045
Perdoceo Education Corp. (a)	16,740	205,400
Strategic Education, Inc.	2,550	172,992
Stride, Inc. (a)(b)	5,850	217,795
		1,193,946
CONTAINERS & PACKAGING — 0.4%
Myers Industries, Inc.	10,120	196,632
O-I Glass, Inc. (a)	22,780	485,897
UFP Technologies, Inc. (a)	20	3,877
		686,406
ELECTRIC UTILITIES — 1.0%
Avista Corp.	12,770	501,478
Otter Tail Corp. (b)	2,930	231,353
Unitil Corp.	15,560	789,047
		1,521,878
ELECTRICAL EQUIPMENT — 3.1%
AAON, Inc. (b)	11,030	1,045,754
Advanced Energy Industries, Inc. (b)	6,290	701,021
Alarm.com Holdings, Inc. (a)	7,330	378,814
Badger Meter, Inc.	6,300	929,628
Itron, Inc. (a)	6,810	491,001
Mesa Laboratories, Inc.	1,460	187,610
OSI Systems, Inc. (a)	2,550	300,467

	Shares	Fair Value
COMMON STOCKS — 98.5%, continued
ELECTRICAL EQUIPMENT — 3.1%, continued
SPX Technologies, Inc. (a)	9,870	$838,654
		4,872,949
ENGINEERING & CONSTRUCTION — 2.5%
Arcosa, Inc.	7,940	601,614
Comfort Systems USA, Inc.	5,920	972,064
Dycom Industries, Inc. (a)(b)	4,400	500,060
Frontdoor, Inc. (a)	14,390	459,041
Granite Construction, Inc. (b)	7,530	299,543
Installed Building Products, Inc.	3,410	477,945
MYR Group, Inc. (a)	2,470	341,700
NV5 Global, Inc. (a)	2,110	233,725
		3,885,692
ENTERTAINMENT CONTENT — 0.1%
AMC Networks, Inc. - Class A (a)	13,090	156,426

FOOD — 1.8%
B&G Foods, Inc. (b)	15,050	209,496
Cal-Maine Foods, Inc. (b)	6,880	309,600
Hain Celestial Group, Inc. (The) (a)(b)	20,110	251,576
Hostess Brands, Inc. (a)	28,140	712,505
J & J Snack Foods Corp.	1,740	275,546
Simply Good Foods Co. (The) (a)(b)	13,440	491,770
TreeHouse Foods, Inc. (a)	9,670	487,175
		2,737,668
FORESTRY, PAPER & WOOD PRODUCTS — 0.5%
Boise Cascade Co.	7,010	633,353
Sylvamo Corp.	3,510	141,980
		775,333
GAS & WATER UTILITIES — 1.7%
American States Water Co.	7,190	625,530
California Water Service Group	16,470	850,346
Middlesex Water Co.	6,040	487,187
SJW Group (b)	9,530	668,148
		2,631,211
HEALTH CARE FACILITIES & SERVICES — 2.5%
AdaptHealth Corp. (a)	22,490	273,703
Addus HomeCare Corp. (a)	2,750	254,925
Agiliti, Inc. (a)	14,000	231,000
Enhabit, Inc. (a)	17,950	206,425
Ensign Group, Inc. (The) (b)	8,010	764,635
Fulgent Genetics, Inc. (a)	2,990	110,720
ModivCare, Inc. (a)	4,460	201,637
NeoGenomics, Inc. (a)	17,840	286,689
Owens & Minor, Inc. (a)	12,410	236,287
Pediatrix Medical Group, Inc. (a)	14,540	206,613
RadNet, Inc. (a)	11,320	369,258
Select Medical Holdings Corp. (b)	16,840	536,522
U.S. Physical Therapy, Inc. (b)	2,080	252,491
		3,930,905
HOME & OFFICE PRODUCTS — 0.3%
HNI Corp.	7,870	221,777
iRobot Corp. (a)	3,560	161,090
MillerKnoll, Inc.	10,390	153,564
		536,431

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Small Cap Index Fund
June 30, 2023 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.5%, continued
HOME CONSTRUCTION — 3.1%
Cavco Industries, Inc. (a)(b)	1,950	$575,250
Century Communities, Inc.	2,300	176,226
Green Brick Partners, Inc. (a)(b)	5,000	284,000
Griffon Corp.	3,880	156,364
Interface, Inc.	24,150	212,278
LGI Homes, Inc. (a)	3,980	536,862
M/I Homes, Inc. (a)	3,510	306,037
Masterbrand Inc. (a)	15,020	174,683
MDC Holdings, Inc.	10,555	493,657
Meritage Homes Corp. (b)	6,110	869,270
Patrick Industries, Inc.	2,420	193,600
PGT Innovations, Inc. (a)	9,950	290,043
TRI Pointe Homes, Inc. (a)	14,490	476,141
		4,744,411
HOUSEHOLD PRODUCTS — 0.5%
Central Garden & Pet Co. (a)	3,630	140,735
Edgewell Personal Care Co.	3,180	131,366
Nu Skin Enterprises, Inc. - Class A	7,900	262,280
Quanex Building Products Corp.	11,930	320,320
		854,701
INDUSTRIAL INTERMEDIATE PRODUCTS — 1.4%
EnPro Industries, Inc.	3,620	483,379
Gibraltar Industries, Inc. (a)	5,860	368,711
Insteel Industries, Inc.	3,950	122,924
Mueller Industries, Inc. (b)	8,500	741,880
Proto Labs, Inc. (a)	4,540	158,718
Standex International Corp.	2,030	287,184
		2,162,796
INDUSTRIAL SUPPORT SERVICES — 1.0%
Applied Industrial Technologies, Inc.	7,530	1,090,570
DXP Enterprises, Inc. (a)	5,460	198,798
Resideo Technologies, Inc. (a)	18,410	325,121
		1,614,489
INSTITUTIONAL FINANCIAL SERVICES — 0.7%
Moelis & Co. - Class A (b)	7,690	348,664
Piper Sandler Cos.	3,730	482,140
StoneX Group, Inc. (a)	2,410	200,223
		1,031,027
INSURANCE — 2.7%
Ambac Financial Group, Inc. (a)	10,910	155,358
American Equity Investment Life Holding Co.	12,720	662,839
AMERISAFE, Inc.	3,560	189,819
Assured Guaranty Ltd.	7,980	445,284
Employers Holdings, Inc.	3,240	121,208
Genworth Financial, Inc. - Class A (a)	116,460	582,300
Horace Mann Educators Corp.	5,960	176,774
James River Group Holdings Ltd.	11,360	207,434
Mercury General Corp.	4,640	140,453
NMI Holdings, Inc. - Class A (a)	14,340	370,259
Palomar Holdings, Inc. (a)	3,850	223,454
ProAssurance Corp.	14,110	212,920
Radian Group, Inc.	20,170	509,898
Trupanion, Inc. (a)(b)	6,280	123,590
		4,121,590

	Shares	Fair Value
COMMON STOCKS — 98.5%, continued
INTERNET MEDIA & SERVICES — 0.7%
Cars.com, Inc. (a)	16,270	$322,471
Shutterstock, Inc. (b)	3,610	175,699
TechTarget, Inc. (a)	4,120	128,255
Yelp, Inc. (a)	11,460	417,259
		1,043,684
LEISURE FACILITIES & SERVICES — 2.4%
Bloomin’ Brands, Inc. (b)	18,470	496,658
Brinker International, Inc. (a)	7,800	285,480
Cheesecake Factory, Inc. (The) (b)	7,530	260,388
Chuy’s Holdings, Inc. (a)	6,950	283,699
Cinemark Holdings, Inc. (a)	16,910	279,015
Cracker Barrel Old Country Store, Inc. (b)	3,070	286,063
Dave & Buster’s Entertainment, Inc. (a)	9,190	409,506
Dine Brands Global, Inc.	3,280	190,338
El Pollo Loco Holdings, Inc.	21,940	192,414
Jack in the Box, Inc.	2,970	289,664
Shake Shack, Inc. - Class A (a)	5,180	402,590
Six Flags Entertainment Corp. (a)(b)	15,340	398,533
		3,774,348
LEISURE PRODUCTS — 0.5%
LCI Industries (b)	4,750	600,210
Winnebago Industries, Inc. (b)	3,720	248,087
		848,297
MACHINERY — 3.6%
Alamo Group, Inc.	1,800	331,038
Astec Industries, Inc.	4,830	219,475
CIRCOR International, Inc. (a)	9,130	515,388
Enerpac Tool Group Corp.	19,940	538,380
ESCO Technologies, Inc.	2,890	299,491
Federal Signal Corp. (b)	4,750	304,143
Franklin Electric Co., Inc.	6,300	648,270
Hillenbrand, Inc.	7,280	373,318
Ichor Holdings Ltd. (a)	8,140	305,250
John Bean Technologies Corp.	5,325	645,923
Kennametal, Inc.	11,550	327,905
Lindsay Corp.	3,140	374,728
Stellar Bancorp, Inc. (b)	8,879	203,240
Tennant Co.	2,040	165,464
Titan International, Inc. (a)(b)	33,750	387,450
		5,639,463
MEDICAL EQUIPMENT & DEVICES — 2.6%
AngioDynamics, Inc. (a)	20,980	218,821
Avanos Medical, Inc. (a)	8,170	208,825
BioLife Solutions, Inc. (a)	7,490	165,529
CONMED Corp.	3,920	532,689
Glaukos Corp. (a)	7,100	505,591
Integer Holdings Corp. (a)	4,160	368,618
LeMaitre Vascular, Inc.	5,530	372,058
Merit Medical Systems, Inc. (a)	10,140	848,110
Myriad Genetics, Inc. (a)	13,280	307,830
NuVasive, Inc. (a)	5,380	223,754
OraSure Technologies, Inc. (a)	28,300	141,783
Varex Imaging Corp. (a)	8,210	193,510
		4,087,118
METALS & MINING — 1.7%
Arconic Corp. (a)(b)	13,470	398,442

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Small Cap Index Fund
June 30, 2023 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.5%, continued
METALS & MINING — 1.7%, continued
Century Aluminum Co. (a)	22,810	$198,903
Encore Wire Corp. (b)	3,620	673,067
Haynes International, Inc.	4,750	241,395
Kaiser Aluminum Corp.	2,420	173,369
Livent Corp. (a)	25,290	693,705
SunCoke Energy, Inc.	30,440	239,563
		2,618,444
OIL & GAS PRODUCERS — 1.8%
Civitas Resources, Inc. (b)	7,600	527,212
Core Laboratories, Inc. (b)	46,770	1,087,402
CVR Energy, Inc. (b)	9,600	287,616
SM Energy Co.	20,170	637,977
Talos Energy, Inc. (a)(b)	20,310	281,700
		2,821,907
OIL & GAS SERVICES & EQUIPMENT — 1.3%
Bristow Group, Inc. (a)	34,382	987,795
Helmerich & Payne, Inc.	24,700	875,615
U.S. Silica Holdings, Inc. (a)	17,890	217,006
		2,080,416
PUBLISHING & BROADCASTING — 0.3%
John Wiley & Sons, Inc. - Class A	7,180	244,335
Scholastic Corp.	4,200	163,338
		407,673
REAL ESTATE OWNERS & DEVELOPERS — 0.1%
St. Joe Co. (The) (b)	2,610	126,167

REAL ESTATE SERVICES — 0.6%
Anywhere Real Estate, Inc. (a)	32,310	215,831
Cushman & Wakefield plc (a)(b)	17,860	146,095
eXp World Holdings, Inc. (b)	9,950	201,786
Marcus & Millichap, Inc. (b)	6,930	218,364
RE/MAX Holdings, Inc. - Class A	8,460	162,940
		945,016
REITS — 6.9%
Acadia Realty Trust	17,540	252,401
Alexander & Baldwin, Inc.	7,320	136,006
American Assets Trust, Inc.	11,980	230,016
Armada Hoffler Properties, Inc.	12,440	145,299
Brandywine Realty Trust (b)	27,600	128,340
CareTrust REIT, Inc. (b)	12,440	247,058
Centerspace	3,050	187,148
Chatham Lodging Trust	14,320	134,035
Community Healthcare Trust, Inc.	4,290	141,656
DiamondRock Hospitality Co. (b)	28,340	227,003
Douglas Emmett, Inc. (b)	25,910	325,689
Easterly Government Properties, Inc. (b)	9,670	140,215
Elme Communities	21,380	351,487
Essential Properties Realty Trust, Inc. (b)	18,920	445,377
Four Corners Property Trust, Inc.	12,950	328,930
Franklin BSP Realty Trust, Inc. (b)	21,422	303,336
Getty Realty Corp. (b)	8,140	275,295
Global Net Lease, Inc. (b)	16,580	170,442
Hudson Pacific Properties, Inc. (b)	23,360	98,579
Innovative Industrial Properties, Inc. (b)	4,430	323,434
JBG SMITH Properties (b)	11,590	174,314
LTC Properties, Inc.	3,650	120,523

	Shares	Fair Value
COMMON STOCKS — 98.5%, continued
REITS — 6.9%, continued
LXP Industrial Trust (b)	32,120	$313,170
Macerich Co. (The) (b)	33,280	375,066
NexPoint Residential Trust, Inc.	3,250	147,810
Office Properties Income Trust	16,590	127,743
Orion Office REIT, Inc. (b)	26,100	172,521
Outfront Media, Inc. (b)	24,990	392,843
Pebblebrook Hotel Trust (b)	16,060	223,876
Phillips Edison & Co., Inc. (b)	10,470	356,818
Retail Opportunity Investments Corp.	14,970	202,245
RPT Realty	19,470	203,461
Safehold, Inc. (b)	9,118	216,370
Saul Centers, Inc.	3,420	125,959
Service Properties Trust (b)	28,860	250,793
SITE Centers Corp. (b)	25,140	332,351
SL Green Realty Corp. (b)	17,480	525,274
Summit Hotel Properties, Inc. (b)	23,710	154,352
Sunstone Hotel Investors, Inc. (b)	32,670	330,620
Tanger Factory Outlet Centers, Inc. (b)	16,810	370,997
Uniti Group, Inc.	35,680	164,842
Universal Health Realty Income Trust	4,580	217,916
Urban Edge Properties (b)	13,970	215,557
Veris Residential, Inc. (a)	13,500	216,675
Xenia Hotel & Resorts, Inc. (b)	18,240	224,534
		10,748,376
RENEWABLE ENERGY — 0.2%
Green Plains, Inc. (a)(b)	7,060	227,614
SunPower Corp. (a)(b)	13,040	127,792
		355,406
RETAIL - CONSUMER STAPLES — 0.3%
PriceSmart, Inc.	1,510	111,831
SpartanNash Co.	18,290	411,708
		523,539
RETAIL - DISCRETIONARY — 5.6%
Abercrombie & Fitch Co. - Class A (a)(b)	13,550	510,564
Academy Sports & Outdoors, Inc. (b)	16,030	866,421
American Eagle Outfitters, Inc.	32,150	379,370
America’s Car-Mart, Inc. (a)	1,540	153,661
Asbury Automotive Group, Inc. (a)	3,100	745,302
Boot Barn Holdings, Inc. (a)	4,560	386,186
Buckle, Inc. (The) (b)	5,380	186,148
Caleres, Inc. (b)	10,210	244,325
Chico’s FAS, Inc. (a)(b)	40,780	218,173
Ethan Allen Interiors, Inc. (b)	12,700	359,156
GMS, Inc. (a)	7,050	487,860
Group 1 Automotive, Inc. (b)	3,050	787,205
Guess?, Inc. (b)	9,260	180,107
Hibbett, Inc.	5,140	186,531
La-Z-Boy, Inc.	6,970	199,621
MarineMax, Inc. (a)	4,440	151,670
Mister Car Wash, Inc. (a)(b)	23,690	228,608
Monro, Inc.	5,420	220,215
National Vision Holdings, Inc. (a)(b)	13,350	324,272
ODP Corp. (The) (a)	7,677	359,437
Sally Beauty Holdings, Inc. (a)	15,060	185,991
Shoe Carnival, Inc.	9,820	230,574
Signet Jewelers Ltd. (b)	7,200	469,872
Sleep Number Corp. (a)	5,410	147,585

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Small Cap Index Fund
June 30, 2023 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.5%, continued
RETAIL - DISCRETIONARY — 5.6%, continued
Urban Outfitters, Inc. (a)	10,750	$356,148
Victoria’s Secret & Co. (a)	8,400	146,412
		8,711,414
SEMICONDUCTORS — 4.5%
Axcelis Technologies, Inc. (a)(b)	6,220	1,140,313
CEVA, Inc. (a)	4,550	116,252
Cohu, Inc. (a)	7,270	302,141
CTS Corp.	6,010	256,206
Diodes, Inc. (a)	6,230	576,213
FormFactor, Inc. (a)	11,450	391,819
Kulicke & Soffa Industries, Inc. (b)	9,850	585,582
MaxLinear, Inc. (a)	8,610	271,732
Onto Innovation, Inc. (a)	10,047	1,170,174
Photronics, Inc. (a)	16,690	430,435
Rambus, Inc. (a)	16,495	1,058,484
Semtech Corp. (a)(b)	9,780	248,999
Ultra Clean Holdings, Inc. (a)	6,810	261,913
Veeco Instruments, Inc. (a)	8,620	221,362
		7,031,625
SOFTWARE — 3.9%
Adeia, Inc.	14,711	161,968
Agilysys, Inc. (a)	6,190	424,881
Apollo Medical Holdings, Inc. (a)(b)	6,870	217,092
Avid Technology, Inc. (a)	9,070	231,285
Cerence, Inc. (a)(b)	6,920	202,272
Digi International, Inc. (a)(b)	11,930	469,923
Digital Turbine, Inc. (a)	16,200	150,336
Donnelley Financial Solutions, Inc. (a)	6,550	298,221
DoubleVerify Holdings, Inc. (a)(b)	11,920	463,926
Ebix, Inc. (b)	7,800	196,560
NextGen Healthcare, Inc. (a)	13,380	217,024
PDF Solutions, Inc. (a)	9,190	414,469
Progress Software Corp.	6,410	372,421
Schrodinger, Inc. (a)	2,790	139,277
Simulations Plus, Inc.	4,350	188,485
SPS Commerce, Inc. (a)(b)	5,620	1,079,377
Thryv Holdings, Inc. (a)	4,700	115,620
Veradigm, Inc. (a)	13,450	169,470
Verra Mobility Corp. (a)(b)	18,430	363,440
Xperi, Inc. (a)	14,004	184,153
		6,060,200
SPECIALTY FINANCE — 2.7%
Apollo Commercial Real Estate Finance, Inc. (b)	20,490	231,947
ARMOUR Residential REIT, Inc. (b)	33,710	179,674
Bread Financial Holdings, Inc. (b)	8,810	276,546
Deluxe Corp. (b)	12,780	223,394
Ellington Financial, Inc. (b)	15,050	207,690
Encore Capital Group, Inc. (a)(b)	3,150	153,153
Enova International, Inc. (a)	7,260	385,651
Invesco Mortgage Capital, Inc.	11,176	128,189
KKR Real Estate Finance Trust, Inc.	13,750	167,338
Mr. Cooper Group, Inc. (a)(b)	12,710	643,634
New York Mortgage Trust, Inc.	22,582	224,013
PennyMac Mortgage Investment Trust (b)	14,450	194,786
PRA Group, Inc. (a)	6,530	149,211
Ready Capital Corp.	19,700	222,216
Redwood Trust, Inc.	19,810	126,190

	Shares	Fair Value
COMMON STOCKS — 98.5%, continued
SPECIALTY FINANCE — 2.7%, continued
Two Harbors Investment Corp.	10,280	$142,686
Walker & Dunlop, Inc. (b)	4,340	343,251
World Acceptance Corp. (a)	1,310	175,553
		4,175,122
STEEL — 1.1%
ATI, Inc. (a)(b)	21,650	957,579
Carpenter Technology Corp.	6,590	369,897
TimkenSteel Corp. (a)	17,280	372,730
		1,700,206
TECHNOLOGY HARDWARE — 4.4%
3D Systems Corp. (a)(b)	16,470	163,547
A10 Networks, Inc.	7,730	112,781
Arlo Technologies, Inc. (a)	33,990	370,831
Benchmark Electronics, Inc.	8,080	208,706
Clearfield, Inc. (a)(b)	3,590	169,986
Extreme Networks, Inc. (a)	29,990	781,240
Fabrinet (a)	7,180	932,538
Harmonic, Inc. (a)	29,630	479,117
InterDigital, Inc. (b)	6,470	624,679
Knowles Corp. (a)	18,120	327,247
NetScout Systems, Inc. (a)	7,500	232,125
Pitney Bowes, Inc.	38,260	135,440
Plexus Corp. (a)	4,900	481,376
Sanmina Corp. (a)	13,090	788,934
Sonos, Inc. (a)(b)	18,690	305,208
TTM Technologies, Inc. (a)	28,760	399,764
Viavi Solutions, Inc. (a)(b)	24,360	275,999
		6,789,518
TECHNOLOGY SERVICES — 1.9%
CSG Systems International, Inc.	3,400	179,316
EVERTEC, Inc.	10,810	398,132
Green Dot Corp. - Class A (a)	5,800	108,692
Insight Enterprises, Inc. (a)(b)	7,370	1,078,526
LiveRamp Holdings, Inc. (a)	10,470	299,023
Payoneer Global, Inc. (a)	34,870	167,376
Perficient, Inc. (a)	4,700	391,651
Sabre Corp. (a)(b)	54,990	175,418
TTEC Holdings, Inc.	3,610	122,163
		2,920,297
TELECOMMUNICATIONS — 0.7%
ATN International, Inc.	5,720	209,352
Cogent Communications Holdings, Inc.	5,100	343,179
Consolidated Communications Holdings, Inc. (a)	45,830	175,529
Gogo, Inc. (a)	12,910	219,599
Lumen Technologies, Inc. (b)	92,910	209,977
		1,157,636
TRANSPORTATION & LOGISTICS — 2.7%
Allegiant Travel Co. (a)	2,520	318,226
ArcBest Corp. (b)	6,890	680,732
Forward Air Corp.	4,570	484,923
Hub Group, Inc. - Class A (a)	9,370	752,598
Marten Transport Ltd.	18,180	390,870
Matson, Inc. (b)	6,440	500,581
RXO, Inc. (a)(b)	19,300	437,531
SkyWest, Inc. (a)	10,660	434,075

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Small Cap Index Fund
June 30, 2023 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.5%, continued
TRANSPORTATION & LOGISTICS — 2.7%, continued
Sun Country Airlines Holdings, Inc. (a)	7,000	$157,290
		4,156,826
TRANSPORTATION EQUIPMENT — 0.6%
Greenbrier Cos., Inc. (The)	6,020	259,462
Trinity Industries, Inc.	8,880	228,305
TRANSPORTATION EQUIPMENT — 0.6%
Wabash National Corp. (b)	15,190	389,471
		877,238
WHOLESALE - CONSUMER STAPLES — 1.0%
Andersons, Inc. (The) (b)	24,010	1,108,061
Chefs’ Warehouse, Inc. (The) (a)	5,800	207,408
United Natural Foods, Inc. (a)	9,370	183,184
		1,498,653
WHOLESALE - DISCRETIONARY — 1.3%
ePlus, Inc. (a)	4,560	256,728
G-III Apparel Group Ltd. (a)	9,060	174,586
Leslie’s, Inc. (a)(b)	23,260	218,412
OPENLANE, Inc. (a)	12,030	183,097
ScanSource, Inc. (a)	23,700	700,572
Veritiv Corp.	3,640	457,220
		1,990,615
TOTAL COMMON STOCKS (COST $117,774,480)		$153,268,131

RIGHTS — 0.0% (c)
MEDICAL EQUIPMENT & DEVICES — 0.0% (c)
OmniAb, Inc. (a)(d)(e) (Cost $0)	2,092	1,410

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE NOTES — 0.9%
COMMUNITY DEVELOPMENT — 0.9%
Calvert Impact Capital, Inc. (e)	4.000%	06/15/28	$180,000	$180,000
Calvert Social Investment Foundation, Inc. (e)	3.000%	12/15/23	330,000	324,812
Calvert Social Investment Foundation, Inc. (e)	1.000%	06/14/24	100,000	95,410
Calvert Social Investment Foundation, Inc. (e)	3.000%	06/17/24	60,000	58,310
Calvert Social Investment Foundation, Inc. (e)	3.000%	12/15/24	90,000	86,222
Calvert Social Investment Foundation, Inc. (e)	2.500%	06/13/25	150,000	140,283
Calvert Social Investment Foundation, Inc. (e)	2.500%	12/15/25	280,000	258,037
Capital Impact Partners Investment (e)	5.750%	06/15/24	180,000	179,748
TOTAL CORPORATE NOTES (COST $1,370,000)				$1,322,822

	Shares	Fair Value
MONEY MARKET FUNDS — 0.4%
First American Government Obligations Fund - Class X, 5.01% (f) (COST $572,581)	572,581	$572,581

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING — 32.3%
Mount Vernon Liquid Assets Portfolio, LLC, 5.22% (f)(g) (COST $50,226,570)	50,226,570	50,226,570

TOTAL INVESTMENTS - (COST $169,943,631) — 132.1%		$205,391,514
LIABILITIES IN EXCESS OF OTHER ASSETS — (32.1%)		(49,879,643)
NET ASSETS — 100.0%		$155,511,871

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2023 was $48,951,734 (Note 8).
(c)	Percentage rounds to less than 0.1%.
(d)

Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities was $1,410 as of June 30, 2023, representing 0.0% (c) of net assets.

(e)	Illiquid securities are as follows:
	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Impact Capital, Inc., 4.000% 06/15/28	06/15/23	180,000	180,000	0.1%
Calvert Social Investment Foundation, Inc., 3.000%, 12/15/23	12/17/18	330,000	324,812	0.2%
Calvert Social Investment Foundation, Inc., 1.000%, 06/14/24	06/15/21	100,000	95,410	0.1%
Calvert Social Investment Foundation, Inc., 3.000%, 06/17/24	06/17/19	60,000	58,310	0.0	%(c)
Calvert Social Investment Foundation, Inc., 3.000%, 12/15/24	12/12/19	90,000	86,222	0.1%
Calvert Social Investment Foundation, Inc., 2.500%, 06/13/25	06/12/20	150,000	140,283	0.1%
Calvert Social Investment Foundation, Inc., 2.500%, 12/15/25	12/15/20	280,000	258,037	0.2%
Capital Impact Partners Investment, 5.750%, 06/15/24	06/20/23	180,000	179,748	0.1%
OmniAb, Inc.	11/02/22	—	1,410	0.0	%(c)
		$1,370,000	$1,324,232	0.9%

(f)	The rate shown is the 7-day effective yield as of June 30, 2023.
(g)	The security was purchased with cash collateral received from securities on loan (Note 8).

plc	— Public Liability Company
REIT	— Real Estate Investment Trust

See accompanying notes to financial statements.

Schedule of Investments

Praxis Genesis Conservative Portfolio

June 30, 2023 (unaudited)

	Shares	Fair Value
AFFILIATED MUTUAL FUNDS — 100.0%
DEBT FUND — 69.7%
Praxis Impact Bond Fund - Class I	1,892,734	$17,488,860

EQUITY FUND — 30.3%
Praxis Growth Index Fund - Class I	65,993	2,357,287
Praxis International Index Fund - Class I	186,743	2,259,586
Praxis Small Cap Index Fund - Class I	61,836	636,913
Praxis Value Index Fund - Class I	139,749	2,346,388
		7,600,174
TOTAL AFFILIATED MUTUAL FUNDS (Cost $23,178,853)		$25,089,034

MONEY MARKET FUNDS — 0.0% (a)
First American Government Obligations Fund - Class X, 5.01% (b) (COST $6,298)	6,298	6,298

TOTAL INVESTMENTS - (COST $23,185,151) — 100.0%		$25,095,332
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (a)		2,053
NET ASSETS — 100.0%		$25,097,385

(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of June 30, 2023.

See accompanying notes to financial statements.

Schedule of Investments

Praxis Genesis Balanced Portfolio

June 30, 2023 (unaudited)

	Shares	Fair Value
AFFILIATED MUTUAL FUNDS — 100.0%
DEBT FUND — 39.7%
Praxis Impact Bond Fund - Class I	3,742,938	$34,584,748

EQUITY FUND — 60.3%
Praxis Growth Index Fund - Class I	394,931	14,106,920
Praxis International Index Fund - Class I	1,293,804	15,655,023
Praxis Small Cap Index Fund - Class I	855,242	8,808,994
Praxis Value Index Fund - Class I	836,249	14,040,629
		52,611,566
TOTAL AFFILIATED MUTUAL FUNDS (Cost $68,550,969)		$87,196,314

MONEY MARKET FUNDS — 0.0% (a)
First American Government Obligations Fund - Class X, 5.01% (b) (COST $1,291)	1,291	$1,291

TOTAL INVESTMENTS - (COST $68,552,260) — 100.0%		$87,197,605
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0%) (a)		(26,235)
NET ASSETS — 100.0%		$87,171,370

(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of June 30, 2023.

See accompanying notes to financial statements.

Schedule of Investments

Praxis Genesis Growth Portfolio

June 30, 2023 (unaudited)

	Shares	Fair Value
AFFILIATED MUTUAL FUNDS — 100.0%
DEBT FUND — 19.8%
Praxis Impact Bond Fund - Class I	2,077,689	$19,197,847

EQUITY FUND — 80.2%
Praxis Growth Index Fund - Class I	561,634	20,061,549
Praxis International Index Fund - Class I	1,914,981	23,171,270
Praxis Small Cap Index Fund - Class I	1,424,861	14,676,066
Praxis Value Index Fund - Class I	1,189,411	19,970,203
		77,879,088
TOTAL AFFILIATED MUTUAL FUNDS (Cost $70,848,105)		$97,076,935

MONEY MARKET FUNDS — 0.0% (a)
First American Government Obligations Fund - Class X, 5.01% (b) (COST $922)	922	$922

TOTAL INVESTMENTS - (COST $70,849,027) — 100.0%		$97,077,857
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0%) (a)		(27,643)
NET ASSETS — 100.0%		$97,050,214

(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of June 30, 2023.

See accompanying notes to financial statements.

Statements of Assets & Liabilities

June 30, 2023 (unaudited)

	Praxis Impact Bond Fund	Praxis International Index Fund	Praxis Value Index Fund	Praxis Growth Index Fund	Praxis Small Cap Index Fund
Assets
Investments in unaffiliated securities, at cost	$860,362,650	$328,889,510	$368,840,704	$323,379,135	$169,943,631
Investments in unaffiliated securities, at fair value*	$780,204,471	$426,070,881	$461,104,613	$551,757,048	$205,391,514
Cash	—	12,018	—	—	275
Receivable for capital shares sold	1,271,660	729,688	918,091	1,258,194	271,851
Receivable for investments sold	184	233,695	—	—	—
Receivable for dividends and interest	5,334,729	1,406,504	396,047	338,686	184,534
Receivable for tax reclaims	28,461	842,794	—	—	—
Prepaid expenses and other assets	46,785	33,223	40,577	50,686	27,073
Total Assets	786,886,290	429,328,803	462,459,328	553,404,614	205,875,247

Liabilities
Distributions payable	777,188	—	—	—	—
Payable for capital shares redeemed	715,019	287,568	461,525	2,715,322	72,888
Payable for return of collateral received for securities on loan	15,557,893	44,237,025	28,334,574	24,173,316	50,226,570
Accrued expenses and other payables:
Investment advisory fees	228,342	138,212	86,399	101,404	37,379
Administration fees	27,090	13,613	15,197	18,454	5,416
Distribution fees	6,918	2,462	5,933	17,177	1,137
Other	101,369	103,586	54,062	66,821	19,986
Total Liabilities	17,413,819	44,782,466	28,957,690	27,092,494	50,363,376

Net Assets	$769,472,471	$384,546,337	$433,501,638	$526,312,120	$155,511,871

Components of Net Assets
Paid-in capital	$857,221,712	$318,706,646	$318,667,117	$287,047,736	$128,632,535
Accumulated earnings (accumulated deficit)	(87,749,241)	65,839,691	114,834,521	239,264,384	26,879,336
Net Assets	$769,472,471	$384,546,337	$433,501,638	$526,312,120	$155,511,871

Pricing of Class A Shares
Net assets attributable to Class A shares	$33,326,986	$12,050,121	$29,143,924	$85,574,002	$5,640,778
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.0001 par value)	3,590,010	1,001,996	1,723,359	2,428,507	611,561
Net asset value and redemption price per share	$9.28	$12.03	$16.91	$35.24	$9.22
Maximum sales charge	3.75%	5.25%	5.25%	5.25%	5.25%
Maximum offering price per share [(100%/(100%-Maximum Sales Charge)) of net asset value adjusted to the nearest cent]	$9.64	$12.70	$17.85	$37.19	$9.73

Pricing of Class I Shares
Net assets attributable to Class I shares	$736,145,485	$372,496,216	$404,357,714	$440,738,118	$149,871,093
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	79,697,327	30,786,005	24,081,894	12,337,310	14,549,970
Net asset value, offering price and redemption price per share	$9.24	$12.10	$16.79	$35.72	$10.30
*Includes fair value of securities on loan	$15,278,674	$43,396,595	$27,950,019	$23,878,219	$48,951,734

See accompanying notes to financial statements.

Statements of Assets & Liabilities, continued

June 30, 2023 (unaudited)

	Praxis Genesis Conservative Portfolio	Praxis Genesis Balanced Portfolio	Praxis Genesis Growth Portfolio
Assets
Investments in affiliated securities, at cost	$23,178,853	$68,550,969	$70,848,105
Investments in unaffiliated securities, at cost	6,298	1,291	922
Investments in affiliated securities, at fair value	$25,089,034	$87,196,314	$97,076,935
Investments in unaffiliated securities, at fair value	6,298	1,291	922
Receivable for capital shares sold	410	90,789	7,339
Receivable for investments sold	1,794	—	—
Receivable for dividends	41,946	82,819	46,015
Prepaid expenses and other assets	13,377	14,883	17,308
Total Assets	25,152,859	87,386,096	97,148,519

Liabilities
Distributions payable	336	219	—
Payable for capital shares redeemed	1,625	6,089	1,702
Payable for investments purchased	41,921	167,163	51,288
Accrued expenses and other payables:
Investment advisory fees	1,021	3,534	3,911
Administration fees	613	2,120	2,348
Distribution fees	5,103	17,668	19,554
Other	4,855	17,933	19,502
Total Liabilities	55,474	214,726	98,305

Net Assets	$25,097,385	$87,171,370	$97,050,214

Components of Net Assets
Paid-in capital	$23,630,796	$69,212,037	$71,561,733
Accumulated earnings	1,466,589	17,959,333	25,488,481
Net Assets	$25,097,385	$87,171,370	$97,050,214

Pricing of Class A Shares
Net assets attributable to Class A shares	$25,097,385	$87,171,370	$97,050,214
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.0001 par value)	2,209,963	6,068,902	5,718,004
Net asset value and redemption price per share	$11.36	$14.36	$16.97
Maximum sales charge	5.25%	5.25%	5.25%
Maximum offering price per share [(100%/(100%-Maximum Sales Charge)) of net asset value adjusted to the nearest cent]	$11.99	$15.16	$17.91

See accompanying notes to financial statements.

Statements of Operations

For the six months ended June 30, 2023 (unaudited)

	Praxis Impact Bond Fund	Praxis International Index Fund	Praxis Value Index Fund	Praxis Growth Index Fund	Praxis Small Cap Index Fund
Investment income
Dividends	$365,638	$7,937,594	$4,336,950	$3,400,316	$1,357,548
Foreign tax withholding	—	(1,091,278)	(333)	(619)	(1,473)
Securities lending income	43,724	164,761	19,431	14,536	24,817
Interest	11,290,374	40,221	49,951	59,937	18,015
Total Investment Income	11,699,736	7,051,298	4,405,999	3,474,170	1,398,907

Expenses
Investment advisory fees	1,326,960	809,552	512,606	577,016	224,585
Administration fees	158,286	80,480	90,930	105,108	32,940
Transfer agent fees - Class A	24,596	12,617	10,788	25,741	4,527
Transfer agent fees - Class I	72,233	26,369	71,011	66,566	11,842
Distribution fees - Class A	39,277	14,502	34,551	96,728	6,863
Trustee fees and expenses	43,766	22,644	25,844	29,229	9,662
Registration fees - Class A	4,070	3,716	2,837	6,246	5,814
Registration fees - Class I	18,315	14,778	18,888	16,768	12,178
Legal fees	32,519	16,561	18,895	21,583	6,880
Pricing fees	42,937	39,103	3,715	2,440	5,497
Custodian fees	16,774	38,407	14,177	14,333	3,643
Audit and tax services fees	20,159	11,973	12,918	14,920	7,094
Insurance fees	15,045	8,712	10,421	11,768	3,499
Other expenses	32,459	21,136	28,263	35,626	14,119
Total Expenses	1,847,396	1,120,550	855,844	1,024,072	349,143

Net Investment Income	9,852,340	5,930,748	3,550,155	2,450,098	1,049,764

Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments	38,250	(1,096,445)	(3,849,155)	163,649	(1,932,888)
Net realized losses on foreign currency transactions	—	(68,189)	—	—	—
Change in unrealized appreciation/(depreciation) of investments	6,101,758	261,449,003	45,957,554	91,793,673	10,900,229
Change in unrealized appreciation/(depreciation) of foreign currency translations	—	1,199	—	—	—
Net Realized and Unrealized Gains on Investments and Foreign Currency Transactions	6,140,008	260,285,568	42,108,399	91,957,322	8,967,341
Net Change in Net Assets from Operations	$15,992,348	$266,216,316	$45,658,554	$94,407,420	$10,017,105

See accompanying notes to financial statements.

Statements of Operations, continued

For the six months ended June 30, 2023 (unaudited)

	Praxis Genesis Conservative Portfolio	Praxis Genesis Balanced Portfolio	Praxis Genesis Growth Portfolio
Investment income
Dividends from affiliates	$238,885	$460,122	$252,042
Dividends from non-affiliates	143	31	23
Total Investment Income	239,028	460,153	252,065

Expenses
Distribution fees - Class A	30,697	103,759	114,295
Transfer agent fees	10,465	32,229	46,323
Investment advisory fees	6,140	20,752	22,860
Registration and filing fees	14,202	13,267	14,290
Administration fees	3,682	12,449	13,715
Audit and tax services fees	4,937	7,483	7,867
Custodian fees	2,375	2,375	2,390
Shareholder reporting expenses	591	1,593	1,639
Trustee fees and expenses	277	918	1,014
Legal fees	112	377	416
Insurance expense	62	203	224
Other expenses	146	3,864	3,990
Total Expenses	73,686	199,269	229,023

Net Investment Income	165,342	260,884	23,042

Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments in affiliates	(26,722)	54,565	(23,855)
Change in unrealized appreciation/(depreciation) of investments in affiliates	1,151,574	6,223,092	8,819,259
Net Realized and Unrealized Gains on Investments	1,124,852	6,277,657	8,795,404
Net Change in Net Assets from Operations	$1,290,194	$6,538,541	$8,818,446

See accompanying notes to financial statements.

Statements of Changes in Net Assets

	Praxis Impact Bond Fund		Praxis International Index Fund
	For the Six Months Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022	For the Six Months Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022
From Operations
Net investment income	$9,852,340	$14,956,757	$5,930,748	$8,178,224
Net realized gains (losses) from investments and foreign currency transactions	38,250	(5,036,851)	(1,164,634)	(4,930,924)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	6,101,758	(107,477,405)	26,146,102	(67,150,049)
Net Change in Net Assets from Operations	15,992,348	(97,557,499)	30,912,216	(63,902,749)

Distributions to Shareholders
Class A	(381,978)	(632,050)	—	(163,705)
Class I	(9,763,626)	(14,926,182)	—	(6,759,350)
Change in Net Assets from Distributions to Shareholders	(10,145,604)	(15,558,232)	—	(6,923,055)

Change in Net Assets from Capital Transactions (Note 6)	94,120,633	(32,062,331)	15,202,672	27,602,927
Change in Net Assets	99,967,377	(145,178,062)	46,114,888	(43,222,877)

Net Assets
Beginning of period	669,505,094	814,683,156	338,431,449	381,654,326
End of period	$769,472,471	$669,505,094	$384,546,337	$338,431,449

See accompanying notes to financial statements.

Statements of Changes in Net Assets, continued

	Praxis Value Index Fund		Praxis Growth Index Fund		Praxis Small Cap Index Fund
	For the Six Months Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022	For the Six Months Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022	For the Six Months Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022
From Operations
Net investment income	$3,550,155	$7,730,066	$2,450,098	$2,634,965	$1,049,764	$1,534,713
Net realized gains (losses) from investments	(3,849,155)	22,692,304	163,649	9,459,584	(1,932,888)	(7,469,729)
Net change in unrealized appreciation/(depreciation) on investments	45,957,554	(63,713,049)	91,793,673	(175,874,639)	10,900,229	(28,856,158)
Net Change in Net Assets from Operations	45,658,554	(33,290,679)	94,407,420	(163,780,090)	10,017,105	(34,791,174)

Distributions to Shareholders
Class A	—	(1,240,919)	—	(3,970,474)	—	(54,572)
Class I	—	(19,809,491)	—	(20,269,905)	—	(1,502,716)
Change in Net Assets from Distributions to Shareholders	—	(21,050,410)	—	(24,240,379)	—	(1,557,288)

Change in Net Assets from Capital Transactions (Note 6)	(10,737,784)	13,316,059	(18,450,111)	108,769,305	(3,770,419)	12,494,918
Change in Net Assets	34,920,770	(41,025,030)	75,957,309	(79,251,164)	6,246,686	(23,853,544)

Net Assets
Beginning of period	398,580,868	439,605,898	450,354,811	529,605,975	149,265,185	173,118,729
End of period	$433,501,638	$398,580,868	$526,312,120	$450,354,811	$155,511,871	$149,265,185

See accompanying notes to financial statements.

Statements of Changes in Net Assets, continued

	Praxis Genesis Conservative Portfolio		Praxis Genesis Balanced Portfolio		Praxis Genesis Growth Portfolio
	For the Six Months Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022	For the Six Months Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022	For the Six Months Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022
From Operations
Net investment income	$165,342	$366,463	$260,884	$1,013,134	$23,042	$913,688
Net realized gains (losses) on investments in affiliates	(26,722)	(284,650)	54,565	(979,367)	(23,855)	(1,339,735)
Long-term capital gain distributions from investments in affiliates	—	183,194	—	1,054,920	—	1,497,279
Net change in unrealized appreciation/(depreciation) on investments in affiliates	1,151,574	(4,470,036)	6,223,092	(16,449,355)	8,819,259	(18,487,760)
Net Change in Net Assets from Operations	1,290,194	(4,205,029)	6,538,541	(15,360,668)	8,818,446	(17,416,528)

Distributions to Class A Shareholders	(165,349)	(552,020)	(260,951)	(2,181,718)	—	(2,572,697)

Change in Net Assets from Capital Transactions (Note 6)	(212,604)	333,369	2,065,904	435,296	1,023,672	6,343,142
Change in Net Assets	912,241	(4,423,680)	8,343,494	(17,107,090)	9,842,118	(13,646,083)

Net Assets
Beginning of period	24,185,144	28,608,824	78,827,876	95,934,966	87,208,096	100,854,179
End of period	$25,097,385	$24,185,144	$87,171,370	$78,827,876	$97,050,214	$87,208,096

See accompanying notes to financial statements.

Financial Highlights

For a share outstanding throughout the period indicated

Praxis Impact Bond Fund - Class A

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Net asset value at beginning of period	$9.19		$10.78	$11.19	$10.67	$10.12	$10.39
Net investment income (a)	0.11		0.17	0.14	0.19	0.23	0.22
Net realized and unrealized gains (losses) on investments	0.09		(1.58)	(0.39)	0.60	0.55	(0.26)
Total from investment operations	0.20		(1.41)	(0.25)	0.79	0.78	(0.04)
Less distributions from:
Net investment income	(0.11)		(0.18)	(0.16)	(0.20)	(0.23)	(0.23)
Net realized gains	—		—	—	(0.07)	—	—
Total distributions	(0.11)		(0.18)	(0.16)	(0.27)	(0.23)	(0.23)
Paid-in capital from redemption fees	—		—	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$9.28		$9.19	$10.78	$11.19	$10.67	$10.12
Total return (excludes sales charge)	2.19	%(c)	(13.12%)	(2.23%)	7.45%	7.75%	(0.36%)
Net assets at end of period (in 000s)	$33,327		$29,546	$41,413	$48,146	$58,383	$60,692
Ratio of net expenses to average net assets	0.91	%(d)	0.94%	0.88%	0.92%	0.95%	0.97%
Ratio of gross expenses to average net assets	0.91	%(d)	0.94%	0.88%	0.92%	0.95%	0.98%*
Ratio of net investment income to average net assets	2.34	%(d)	1.74%	1.28%	1.72%	2.16%	2.15%
Portfolio turnover rate	5.57	%(c)	21.12%	14.68%	31.27%	17.58%	27.27%

Praxis Impact Bond Fund - Class I

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Net asset value at beginning of period	$9.15		$10.72	$11.14	$10.62	$10.08	$10.35
Net investment income (a)	0.13		0.21	0.18	0.23	0.27	0.26
Net realized and unrealized gains (losses) on investments	0.09		(1.56)	(0.39)	0.61	0.54	(0.26)
Total from investment operations	0.22		(1.35)	(0.21)	0.84	0.81	0.00 (b)
Less distributions from:
Net investment income	(0.13)		(0.22)	(0.21)	(0.25)	(0.27)	(0.27)
Net realized gains	—		—	—	(0.07)	—	—
Total distributions	(0.13)		(0.22)	(0.21)	(0.32)	(0.27)	(0.27)
Paid-in capital from redemption fees	—		—	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$9.24		$9.15	$10.72	$11.14	$10.62	$10.08
Total return	2.40	%(c)	(12.65%)	(1.93%)	7.94%	8.15%	0.08%
Net assets at end of period (in 000s)	$736,145		$639,959	$773,270	$680,940	$530,250	$449,146
Ratio of expenses to average net assets	0.50	%(d)	0.49%	0.48%	0.52%	0.53%	0.53%
Ratio of net investment income to average net assets	2.76	%(d)	2.20%	1.68%	2.08%	2.58%	2.60%
Portfolio turnover rate	5.57	%(c)	21.12%	14.68%	31.27%	17.58%	27.27%

*	During the period, certain expenses were reduced by the Adviser and/or Distributor. If such expense reductions had not occurred, the ratios would have been as indicated.
(a)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the period indicated

Praxis International Index Fund - Class A

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Net asset value at beginning of period	$11.07		$13.50	$12.82	$11.50	$9.77	$11.69
Net investment income (a)	0.16		0.20	0.18	0.10	0.18	0.17
Net realized and unrealized gains (losses) on investments and foreign currencies	0.80		(2.46)	0.75	1.32	1.73	(1.94)
Total from investment operations	0.96		(2.26)	0.93	1.42	1.91	(1.77)
Less distributions from:
Net investment income	—		(0.17)	(0.25)	(0.10)	(0.18)	(0.15)
Paid-in capital from redemption fees	—		—	—	—	0.00 (b)	0.00 (b)
Net asset value at end of period	$12.03		$11.07	$13.50	$12.82	$11.50	$9.77
Total return (excludes sales charge)	8.67	%(c)	(16.72%)	7.22%	12.37%	19.55%	(15.13%)
Net assets at end of period (in 000s)	$12,050		$10,526	$10,859	$11,251	$11,074	$11,853
Ratio of expenses to average net assets	1.11	%(d)	1.24%	1.20%	1.30%	1.40%	1.31%
Ratio of net investment income to average net assets	2.72	%(d)	1.71%	1.32%	0.92%	1.70%	1.52%
Portfolio turnover rate	7.09	%(c)	37.48%	39.58%	86.12%	20.61%	21.08%

Praxis International Index Fund - Class I

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Net asset value at beginning of period	$11.11		$13.53	$12.86	$11.53	$9.80	$11.75
Net investment income (a)	0.19		0.27	0.27	0.18	0.27	0.25
Net realized and unrealized gains (losses) on investments and foreign currencies	0.80		(2.46)	0.74	1.34	1.73	(1.96)
Total from investment operations	0.99		(2.19)	1.01	1.52	2.00	(1.71)
Less distributions from:
Net investment income	—		(0.23)	(0.34)	(0.19)	(0.27)	(0.24)
Paid-in capital from redemption fees	—		—	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$12.10		$11.11	$13.53	$12.86	$11.53	$9.80
Total return	8.91	%(c)	(16.18%)	7.83%	13.18%	20.45%	(14.52%)
Net assets at end of period (in 000s)	$372,496		$327,905	$370,796	$308,764	$277,404	$237,982
Ratio of expenses to average net assets	0.60	%(d)	0.62%	0.61%	0.61%	0.64%	0.65%
Ratio of net investment income to average net assets	3.22	%(d)	2.36%	1.94%	1.62%	2.48%	2.21%
Portfolio turnover rate	7.09	%(c)	37.48%	39.58%	86.12%	20.61%	21.08%

(a)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the period indicated

Praxis Value Index Fund - Class A

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Net asset value at beginning of period	$15.18		$17.32	$14.42	$15.13	$11.81	$13.82
Net investment income (a)	0.11		0.26	0.22	0.26	0.24	0.23
Net realized and unrealized gains (losses) on investments	1.62		(1.63)	3.30	0.26 (b)	3.56	(1.38)
Total from investment operations	1.73		(1.37)	3.52	0.52	3.80	(1.15)
Less distributions from:
Net investment income	—		(0.07)	(0.31)	—	(0.23)	(0.23)
Net realized gains	—		(0.70)	(0.31)	(1.23)	(0.25)	(0.63)
Total distributions	—		(0.77)	(0.62)	(1.23)	(0.48)	(0.86)
Paid-in capital from redemption fees	—		—	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)
Net asset value at end of period	$16.91		$15.18	$17.32	$14.42	$15.13	$11.81
Total return (excludes sales charge)	11.40	%(d)	(7.86%)	24.52%	3.58%	32.21%	(8.47%)
Net assets at end of period (in 000s)	$29,144		$25,497	$22,442	$18,863	$30,603	$18,124
Ratio of expenses to average net assets	0.69	%(e)	0.75%	0.78%	0.91%	0.86%	0.89%
Ratio of net investment income to average net assets	1.44	%(e)	1.63%	1.34%	1.90%	1.72%	1.69%
Portfolio turnover rate	3.45	%(d)	53.35%	28.06%	44.98%	39.06%	32.38%

Praxis Value Index Fund - Class I

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Net asset value at beginning of period	$15.05		$17.18	$14.30	$15.02	$11.72	$13.74
Net investment income (a)	0.14		0.31	0.28	0.32	0.30	0.30
Net realized and unrealized gains (losses) on investments	1.60		(1.61)	3.29	0.27 (b)	3.53	(1.38)
Total from investment operations	1.74		(1.30)	3.57	0.59	3.83	(1.08)
Less distributions from:
Net investment income	—		(0.13)	(0.38)	(0.08)	(0.28)	(0.31)
Net realized gains	—		(0.70)	(0.31)	(1.23)	(0.25)	(0.63)
Total distributions	—		(0.83)	(0.69)	(1.31)	(0.53)	(0.94)
Paid-in capital from redemption fees	—		—	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)
Net asset value at end of period	$16.79		$15.05	$17.18	$14.30	$15.02	$11.72
Total return	11.56	%(d)	(7.55%)	25.08%	4.07%	32.74%	(8.06%)
Net assets at end of period (in 000s)	$404,358		$373,084	$417,164	$290,133	$223,097	$162,785
Ratio of expenses to average net assets	0.39	%(e)	0.38%	0.38%	0.44%	0.44%	0.42%
Ratio of net investment income to average net assets	1.74	%(e)	1.98%	1.73%	2.32%	2.16%	2.18%
Portfolio turnover rate	3.45	%(d)	53.35%	28.06%	44.98%	39.06%	32.38%

(a)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(b)	Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting net asset value per share.
(c)	Amount is less than $0.005 per share.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the period indicated

Praxis Growth Index Fund - Class A

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Net asset value at beginning of period	$29.04		$42.88	$33.96	$27.23	$22.05	$23.05
Net investment income (a)	0.12		0.10	0.03	0.11	0.20	0.15
Net realized and unrealized gains (losses) on investments	6.08		(12.27)	10.69	8.80	6.71	(0.13)
Total from investment operations	6.20		(12.17)	10.72	8.91	6.91	0.02
Less distributions from:
Net investment income	—		—	(0.03)	(0.10)	(0.20)	(0.21)
Net realized gains	—		(1.67)	(1.77)	(2.08)	(1.53)	(0.81)
Total distributions	—		(1.67)	(1.80)	(2.18)	(1.73)	(1.02)
Paid-in capital from redemption fees	—		—	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$35.24		$29.04	$42.88	$33.96	$27.23	$22.05
Total return (excludes sales charge)	21.35	%(c)	(28.42%)	31.60%	32.81%	31.45%	(0.05%)
Net assets at end of period (in 000s)	$85,574		$72,214	$109,319	$90,516	$84,526	$72,735
Ratio of expenses to average net assets	0.67	%(d)	0.67%	0.66%	0.75%	0.79%	0.82%
Ratio of net investment income to average net assets	0.79	%(d)	0.28%	0.08%	0.38%	0.78%	0.59%
Portfolio turnover rate	5.13	%(c)	49.76%	18.17%	28.05%	32.33%	27.24%

Praxis Growth Index Fund - Class I

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Net asset value at beginning of period	$29.40		$43.27	$34.25	$27.45	$22.21	$23.21
Net investment income (a)	0.17		0.21	0.15	0.21	0.30	0.25
Net realized and unrealized gains (losses) on investments	6.15		(12.39)	10.79	8.87	6.76	(0.13)
Total from investment operations	6.32		(12.18)	10.94	9.08	7.06	0.12
Less distributions from:
Net investment income	—		(0.02)	(0.15)	(0.20)	(0.29)	(0.31)
Net realized gains	—		(1.67)	(1.77)	(2.08)	(1.53)	(0.81)
Total distributions	—		(1.69)	(1.92)	(2.28)	(1.82)	(1.12)
Paid-in capital from redemption fees	—		—	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$35.72		$29.40	$43.27	$34.25	$27.45	$22.21
Total return	21.50	%(c)	(28.18%)	31.97%	33.19%	31.91%	0.39%
Net assets at end of period (in 000s)	$440,738		$378,141	$420,287	$309,772	$241,118	$178,605
Ratio of expenses to average net assets	0.38	%(d)	0.36%	0.36%	0.43%	0.43%	0.43%
Ratio of net investment income to average net assets	1.07	%(d)	0.60%	0.38%	0.69%	1.13%	0.99%
Portfolio turnover rate	5.13	%(c)	49.76%	18.17%	28.05%	32.33%	27.24%

(a)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the period indicated

Praxis Small Cap Index Fund - Class A

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Net asset value at beginning of period	$8.70		$11.00	$9.69	$8.85	$7.44	$8.63
Net investment income (a)	0.04		0.03	0.02	0.02	0.03	0.01
Net realized and unrealized gains (losses) on investments	0.48		(2.24)	2.52	0.90	1.56	(0.73)
Total from investment operations	0.52		(2.21)	2.54	0.92	1.59	(0.72)
Less distributions from:
Net investment income	—		—	(0.03)	(0.04)	—	—
Net realized gains	—		(0.09)	(1.20)	(0.04)	(0.18)	(0.47)
Total distributions	—		(0.09)	(1.23)	(0.08)	(0.18)	(0.47)
Paid-in capital from redemption fees	—		—	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$9.22		$8.70	$11.00	$9.69	$8.85	$7.44
Total return (excludes sales charge)	5.98	%(c)	(20.08%)	26.53%	10.39%	21.36%	(8.56%)
Net assets at end of period (in 000s)	$5,641		$5,296	$6,656	$5,173	$4,665	$4,284
Ratio of net expenses to average net assets	1.02	%(d)	1.11%	1.12%	1.12%	1.12%	1.11%
Ratio of gross expenses to average net assets*	1.02	%(d)	1.09%	1.12%	1.37%	1.42%	1.49%
Ratio of net investment income to average net assets	0.86	%(d)	0.37%	0.13%	0.25%	0.33%	0.13%
Portfolio turnover rate	18.20	%(c)	35.74%	40.95%	39.21%	21.59%	25.17%

Praxis Small Cap Index Fund - Class I

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Net asset value at beginning of period	$9.68		$12.17	$10.60	$9.66	$8.13	$9.36
Net investment income (a)	0.07		0.11	0.11	0.08	0.09	0.08
Net realized and unrealized gains (losses) on investments	0.55		(2.50)	2.76	0.98	1.71	(0.79)
Total from investment operations	0.62		(2.39)	2.87	1.06	1.80	(0.71)
Less distributions from:
Net investment income	—		(0.01)	(0.10)	(0.08)	(0.09)	(0.05)
Net realized gains	—		(0.09)	(1.20)	(0.04)	(0.18)	(0.47)
Total distributions	—		(0.10)	(1.30)	(0.12)	(0.27)	(0.52)
Paid-in capital from redemption fees	—		—	0.00 (b)	0.00 (b)	0.00 (b)	—
Net asset value at end of period	$10.30		$9.68	$12.17	$10.60	$9.66	$8.13
Total return	6.40	%(c)	(19.60%)	27.36%	11.04%	22.12%	(7.83%)
Net assets at end of period (in 000s)	$149,871		$143,969	$166,462	$134,490	$115,562	$85,680
Ratio of expenses to average net assets	0.45	%(d)	0.43%	0.43%	0.45%	0.45%	0.46%
Ratio of net investment income to average net assets	1.42	%(d)	1.02%	0.83%	0.94%	1.02%	0.83%
Portfolio turnover rate	18.20	%(c)	35.74%	40.95%	39.21%	21.59%	25.17%

*	During the period, certain expenses were reduced and/or recouped by the Adviser and/or Distributor. If such expense reductions had not occurred, the ratios would have been as indicated.
(a)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the period indicated

Praxis Genesis Conservative Portfolio - Class A

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Net asset value at beginning of period	$10.85		$12.99	$12.99	$12.20	$11.02	$11.75
Net investment income (a)	0.07		0.17	0.20	0.26	0.21	0.24
Net realized and unrealized gains (losses) on investments	0.51		(2.06)	0.37	0.99	1.23	(0.55)
Total from investment operations	0.58		(1.89)	0.57	1.25	1.44	(0.31)
Less distributions from:
Net investment income	(0.07)		(0.17)	(0.20)	(0.27)	(0.20)	(0.24)
Net realized gains	—		(0.08)	(0.37)	(0.19)	(0.06)	(0.18)
Total distributions	(0.07)		(0.25)	(0.57)	(0.46)	(0.26)	(0.42)
Paid-in capital from redemption fees	—		—	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$11.36		$10.85	$12.99	$12.99	$12.20	$11.02
Total return (excludes sales charge)	5.40	%(c)	(14.59%)	4.42%	10.28%	13.14%	(2.64%)
Net assets at end of period (in 000s)	$25,097		$24,185	$28,609	$27,763	$26,761	$22,148
Ratio of net expenses to average net assets†	0.60	%(d)	0.58%	0.60%	0.60%	0.61%	0.60%
Ratio of gross expenses to average net assets†	0.60	%(d)	0.58%	0.58%**	0.58%**	0.63%**	0.63%**
Ratio of net investment income to average net assets†*	1.35	%(d)	1.43%	1.50%	2.05%	1.81%	2.08%
Portfolio turnover rate	5.44	%(c)	13.60%	15.51%	28.90%	10.10%	15.49%

†	The ratios presented only reflect the direct income and expenses for the Fund, not the underlying funds in which it invests.
**	During the period, certain expenses were reduced and/or recouped by the Adviser and/or Distributor. If such expense reductions/recoupments had not occurred, the ratios would have been as indicated.
*	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(a)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the period indicated

Praxis Genesis Balanced Portfolio - Class A

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Net asset value at beginning of period	$13.31		$16.30	$15.40	$14.30	$12.39	$13.71
Net investment income (a)	0.04		0.17	0.33	0.34	0.22	0.27
Net realized and unrealized gains (losses) on investments	1.05		(2.79)	1.47	1.50	2.07	(0.93)
Total from investment operations	1.09		(2.62)	1.80	1.84	2.29	(0.66)
Less distributions from:
Net investment income	(0.04)		(0.17)	(0.32)	(0.34)	(0.22)	(0.27)
Net realized gains	—		(0.20)	(0.58)	(0.40)	(0.16)	(0.39)
Total distributions	(0.04)		(0.37)	(0.90)	(0.74)	(0.38)	(0.66)
Paid-in capital from redemption fees	—		—	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$14.36		$13.31	$16.30	$15.40	$14.30	$12.39
Total return (excludes sales charge)	8.22	%(c)	(16.06%)	11.77%	12.97%	18.54%	(4.89%)
Net assets at end of period (in 000s)	$87,171		$78,828	$95,935	$87,527	$83,240	$70,368
Ratio of expenses to average net assets†	0.48	%(d)	0.47%	0.46%	0.49%	0.52%	0.52%
Ratio of net investment income to average net assets†*	0.63	%(d)	1.21%	2.01%	2.38%	1.64%	2.04%
Portfolio turnover rate	4.47	%(c)	12.96%	15.28%	21.52%	9.43%	12.90%

†	The ratios presented only reflect the direct income and expenses for the Fund, not the underlying funds in which it invests.
*	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(a)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the period indicated

Praxis Genesis Growth Portfolio - Class A

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Net asset value at beginning of period	$15.42		$19.15	$17.17	$15.79	$13.30	$15.09
Net investment income (a)	0.00	(b)	0.17	0.43	0.40	0.21	0.27
Net realized and unrealized gains (losses) on investments	1.55		(3.44)	2.43	1.81	2.73	(1.24)
Total from investment operations	1.55		(3.27)	2.86	2.21	2.94	(0.97)
Less distributions from:
Net investment income	—		(0.16)	(0.42)	(0.39)	(0.21)	(0.28)
Net realized gains	—		(0.30)	(0.46)	(0.44)	(0.24)	(0.54)
Total distributions	—		(0.46)	(0.88)	(0.83)	(0.45)	(0.82)
Paid-in capital from redemption fees	—		—	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$16.97		$15.42	$19.15	$17.17	$15.79	$13.30
Total return (excludes sales charge)	10.05	%(c)	(17.05%)	16.72%	14.08%	22.16%	(6.52%)
Net assets at end of period (in 000s)	$97,050		$87,208	$100,854	$85,649	$74,220	$60,685
Ratio of expenses to average net assets†	0.50	%(d)	0.48%	0.49%	0.54%	0.58%	0.58%
Ratio of net investment income to average net assets†*	0.05	%(d)	1.02%	2.28%	2.59%	1.42%	1.91%
Portfolio turnover rate	3.98	%(c)	10.46%	12.90%	18.36%	7.72%	12.72%

†	The ratios presented only reflect the direct income and expenses for the Fund, not the underlying funds in which it invests.
*	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(a)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Notes to Financial Statements (unaudited)	June 30, 2023

1. Organization:

The Praxis Mutual Funds (the “Trust”) is an open-end management investment company established as a Delaware statutory trust under a Declaration of Trust dated September 27, 1993, as amended and restated April 28, 2016, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of the Praxis Impact Bond Fund, the Praxis International Index Fund, the Praxis Value Index Fund, the Praxis Growth Index Fund, and the Praxis Small Cap Index Fund, (individually a “Fund”, collectively “the Funds”), the Praxis Genesis Conservative Portfolio, the Praxis Genesis Balanced Portfolio, and the Praxis Genesis Growth Portfolio, (individually a “Portfolio”, collectively “the Portfolios”). The Funds and Portfolios are also referred to individually as the Impact Bond Fund, International Index Fund, Value Index Fund, Growth Index Fund, Small Cap Index Fund, Conservative Portfolio, Balanced Portfolio and Growth Portfolio in the financial statements. Each Fund and Portfolio is a diversified series of the Trust. Each Fund and Portfolio follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

As of June 30, 2023, the Funds offer Class A and Class I Shares and the Portfolios offer Class A Shares. Each class of shares in a Fund or Portfolio has identical rights and privileges except with respect to fees paid under the distribution and shareholder servicing agreement, certain other class specific expenses, voting rights on matters affecting a single class of shares and the exchange privileges of each class of shares. Class A has a maximum sales charge on purchases of 5.25 percent as a percentage of the original purchase price, except for the Impact Bond Fund which has a maximum sales charge of 3.75 percent.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net change in net assets from operations for the reporting year. Actual results could differ from those estimates.

Regulatory Update:

In March 2020, FASB issued Accounting Standards Update 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), in January 2021, the FASB issued Accounting Standards Update 2021-01, Reference Rate Reform (Topic 848): Scope (“ASU 2021-01”), and in December 2022, the FASB issued Accounting Standards Update ASU 2022-06, Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 (“ASU 2022-06”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04, ASU 2021-01, and ASU 2022-06 are effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2024. Management is evaluating the impact of ASU 2020-04, ASU 2021-01, and ASU 2022-06 on the Funds’ investments, derivatives, debt, and other contracts that will undergo reference rate elated modifications as a result of the reference rate reform. Management is also currently actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines.

Securities Valuation:

The Funds and Portfolios record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Securities generally are valued at fair values determined on the basis of the latest available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in open-end investment companies are valued at their respective net asset values (“NAVs”) as reported by such companies. The differences between the cost and fair values of investments are reflected as either unrealized appreciation or depreciation.

The Funds use various independent pricing services to value most of their debt investments. A pricing service would normally consider such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations of normal institutional trading units of debt securities and would not rely exclusively on quoted prices. When valuing foreign securities held by the Funds, certain pricing services might use computerized pricing models to systematically calculate adjustments to foreign security closing prices based on the latest market movements. Such pricing models utilize market data that has been obtained between the local market close and the NYSE close to compute adjustments to foreign security close prices. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Everence Capital Management, Inc. (the “Adviser”), investment adviser to the Funds and Portfolios, as the Valuation Designee (the “Designee”) with responsibility for reviewing the methods used by the pricing service and the valuations so established under general supervision of the Board. The Adviser carries out its designated

Notes to Financial Statements (unaudited), continued	June 30, 2023

activities through the Adviser’s Pricing Committee. Securities for which market quotations are not readily available (e.g. an approved pricing service does not provide a price, certain stale prices or an event occurs that materially affects the furnished price) are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by the Designee and under the general supervision of the Board. Short-term debt securities of sufficient credit quality maturing in less than 61 days may be valued at amortized cost, which approximates fair value. The Portfolios’ investments in the Funds (the “Underlying Funds”) are valued at the closing NAV per share.

In certain circumstances, the Everence Capital Management, Inc. Valuation Procedures for the Praxis Mutual Funds (“Valuation Procedures”) contemplate the Board’s delegation of the implementation of the Valuation Procedures to the Designee. In valuing restricted securities under the Valuation Procedures, the Designee will consider (but is not limited to) certain specific and general factors enumerated in the Valuation Procedures. The Valuation Procedures require that the Designee report to the Board at each of its regular quarterly meetings regarding valuation of restricted securities and actions taken in connection with the Valuation Procedures.

The valuation techniques described maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

●	Level 1 —	quoted prices in active markets for identical securities

●	Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 —	significant unobservable inputs (including the Funds’ and Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities is not necessarily an indication of the risks associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days may be valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by each Fund’s and Portfolio’s investments and the input level, as of June 30, 2023, for the investments are as follows:

Impact Bond Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Municipal Bonds	$—	$6,924,840	$—	$6,924,840
Corporate Bonds	—	290,395,201	—	290,395,201
Corporate Notes	—	7,350,763	—	7,350,763
Foreign Governments	—	39,621,004	—	39,621,004
Commercial Mortgage-Backed Securities	—	30,657	—	30,657
U.S. Government Agencies	—	362,866,284	—	362,866,284
Asset Backed Securities	—	33,809,966	—	33,809,966
Money Market Funds	20,573,467	—	—	20,573,467
Investment Purchased with the Cash Proceeds from Securities Lending *	—	—	—	15,557,893
Investment Companies	3,074,396	—	—	3,074,396
Total Investments	$23,647,863	$740,998,715	$—	$780,204,471

International Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Common Stocks	$168,633,859	$207,144,720	$869	$375,779,448
Corporate Notes	—	3,373,960	—	3,373,960
Money Market Funds	2,680,448	—	—	2,680,448
Investment Purchased with the Cash Proceeds from Securities Lending *	—	—	—	44,237,025
Total Investments	$171,314,307	$210,518,680	$869	$426,070,881

Notes to Financial Statements (unaudited), continued	June 30, 2023

Value Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Common Stocks	$427,666,664	$—	$—	$427,666,664
Corporate Notes	—	3,759,602	—	3,759,602
Money Market Funds	1,343,773	—	—	1,343,773
Investment Purchased with the Cash Proceeds from Securities Lending *	—	—	—	28,334,574
Total Investments	$429,010,437	$3,759,602	$—	$461,104,613

Growth Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Common Stocks	$521,709,580	$—	$—	$521,709,580
Corporate Notes	—	4,554,399	—	4,554,399
Money Market Funds	1,319,753	—	—	1,319,753
Investment Purchased with the Cash Proceeds from Securities Lending *	—	—	—	24,173,316
Total Investments	$523,029,333	$4,554,399	$—	$551,757,048

Small Cap Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Common Stocks	$153,268,131	$—	$—	$153,268,131
Rights	—	—	1,410	1,410
Corporate Notes	—	1,322,822	—	1,322,822
Money Market Funds	572,581	—	—	572,581
Investment Purchased with the Cash Proceeds from Securities Lending *	—	—	—	50,226,570
Total Investments	$153,840,712	$1,322,822	$1,410	$205,391,514

*

Investments purchased with cash proceeds from securities lending are measured at fair value using the NAV per share (or its equivalent) practical expedient and have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented on the Statements of Assets & Liabilities.

Conservative Portfolio Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Affiliated Mutual Funds	$25,089,034	$—	$—	$25,089,034
Money Market Funds	6,298	—	—	6,298
Total Investments	$25,095,332	$—	$—	$25,095,332

Balanced Portfolio Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Affiliated Mutual Funds	$87,196,314	$—	$—	$87,196,314
Money Market Funds	1,291	—	—	1,291
Total Investments	$87,197,605	$—	$—	$87,197,605

Growth Portfolio Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Affiliated Mutual Funds	$97,076,935	$—	$—	$97,076,935
Money Market Funds	922	—	—	922
Total Investments	$97,077,857	$—	$—	$97,077,857

Notes to Financial Statements (unaudited), continued	June 30, 2023

The following is a reconciliation of Level 3 instruments held in the International Index Fund and Small Cap Index Fund for which significant unobservable inputs were used to determine fair value for the six months ended June 30, 2023:

	International Index Fund	Small Cap Index Fund
Balance as of December 31, 2022	$869	$2,608
Rights transfer from Level 1 to Level 3	—	1,410
Sale of Rights	—	(33,327)
Realized gains	—	30,719
Balance as of June 30, 2023	$869	$1,410

The total change in unrealized appreciation (depreciation) included on the Statements of Operations attributable to Level 3 investments still held as of June 30, 2023 for the International Index Fund and Small Cap Index Fund was $0 and $0, respectively.

The following tables summarize the valuation techniques used and unobservable inputs developed by the Valuation Designee in conformity with guidelines adopted by and subject to review by the Board to determine the fair value of the Level 3 instruments:

International Index Fund
	6/30/2023	Valuation Technique	Unobservable Input	Range	Impact to Valuation from an Increase in Input *
Common Stocks	$869	Discount on Future Cash Flows	Estimate of Future Cash Flows	100%	Increase

*

This column represents the directional change in fair value of the Level 3 investments that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Small Cap Index Fund
	6/30/2023	Valuation Technique	Unobservable Input	Range	Impact to Valuation from an Increase in Input *
Rights	$1,410	Discount on Future Cash Flows	Estimate of Future Cash Flows	100%	Increase

*

This column represents the directional change in fair value of the Level 3 investments that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Investment Transactions and Related Income:

Changes in holdings of portfolio investments are reflected in the calculation of each Fund’s and Portfolio’s NAV no later than the first business day following trade date. For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period. Realized gains or losses realized on sales of investments are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Interest income is recognized on the accrual basis and includes, where applicable, the pro-rata amortization of premium or accretion of discount calculated using constant yield to maturity or effective yield.

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Withholding taxes on foreign dividends have been recorded in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Distributions received from the Funds’ investments in REITs may be characterized as ordinary income, net capital gains or return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds may use estimates in reporting the character of their income and distributions for financial statement purposes; otherwise, these amounts are recorded once the issuers provide the information about the actual composition of the distributions. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.

Allocations:

Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Funds are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund or Portfolio are allocated proportionally among all Funds and Portfolios daily in relation to the net assets of each Fund or Portfolio or another reasonable measure.

Notes to Financial Statements (unaudited), continued	June 30, 2023

The Portfolios invest in other Praxis equity and fixed income funds (the “Underlying Funds”) and, as a result, the Portfolios indirectly pay a portion of the operating expenses, including management fees, of the Underlying Funds. These expenses are accrued by the Underlying Funds before their share prices are calculated and are reflected as Acquired Fund Fees and Expenses (“AFFE”) in the Portfolios’ prospectus fee tables. Actual indirect expenses vary depending on how a Portfolio’s assets are allocated among the Underlying Funds.

Risks Associated with Foreign Securities and Currencies:

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include adverse future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

Certain countries may also impose substantial restrictions on investments on their capital markets by foreign entities, including restriction on investment in issuers or industries deemed sensitive to the relevant nation’s interests. These factors may limit the investment opportunities available or result in lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Foreign Currency Translation:

The fair value of investment securities and other assets and liabilities of the International Index Fund denominated in foreign currencies are translated into U.S. dollars at the current exchange rate at the close of each business day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars based at the exchange rate on the date of the transaction.

The International Index Fund does not isolate that portion of the results of operations resulting from the changes in foreign exchange rates on investments from the fluctuations arising from the changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from the changes in the value of assets and liabilities other than investments in securities at the reporting period, resulting from changes in the exchange rate.

Dividends and Distributions:

Dividends from net investment income, if any, are declared and paid monthly for the Impact Bond Fund and for each of the Portfolios. Dividends from net investment income, if any, are declared and paid annually for the International Index Fund, the Value Index Fund, the Growth Index Fund and the Small Cap Index Fund. To the extent the Portfolios invest in the Impact Bond Fund and receive dividends, they will be paid monthly. Distributions of net realized capital gains from the Underlying Funds are recorded on the ex-dividend date or when the Portfolios are first notified of the dividend. Distributable net realized capital gains of the Funds, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Uninvested Cash:

The Funds may maintain cash at their custodian which, at times, may exceed United States federally insured limits. The Funds maintain these balances with a high-quality financial institution. The Funds may incur charges on cash overdrafts.

Federal Income Taxes:

It is each Fund’s and Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions available to investment companies, as defined in applicable sections of Subchapter M of the Internal Revenue Code, and to distribute timely all of its net investment company taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains earned on foreign investments at various rates. Where available, the Funds will file for claims on foreign taxes withheld. The Funds and Portfolios recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the six months ended June 30, 2023, the Funds and Portfolios did not incur any interest or penalties.

Notes to Financial Statements (unaudited), continued	June 30, 2023

3. Purchases and Sales of Securities:

Purchases, sales and maturities of securities (excluding short-term debt securities having maturities one year or less and U.S. Government Securities) for the six months ended June 30, 2023 were as follows:

	Purchases	Sales
Impact Bond Fund	$69,889,847	$33,780,601
International Index Fund	44,793,950	25,672,520
Value Index Fund	14,297,375	21,257,200
Growth Index Fund	24,581,581	36,154,286
Small Cap Index Fund	27,351,132	28,791,795
Conservative Portfolio	1,345,690	1,562,269
Balanced Portfolio	5,792,591	3,738,378
Growth Portfolio	4,703,232	3,669,147

During the six months ended June 30, 2023, cost of purchases and proceeds from sales and maturities of long-term U.S. government securities for Praxis Impact Bond Fund were $53,656,830 and $5,541,512, respectively.

4. Investment Transactions with Affiliates:

The Portfolios invest in the Underlying Funds, which are also advised by the Adviser. The Underlying Funds are deemed affiliates of the Portfolios, and the related activities in those investments were as follows:

	For the six months ended June 30, 2023
Affiliate	Fair Value at December 31, 2022	Purchase Cost	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Fair Value at June 30, 2023	Dividend Income	Long-Term Capital Gain Distributions	Shares at June 30, 2023
Conservative Portfolio
Growth Index - Class I	$2,245,376	$47,387	$(406,934)	$45,738	$425,720	$2,357,287	$—	$—	65,993
Impact Bond - Class I	16,917,445	1,192,600	(788,540)	(139,835)	307,190	17,488,860	238,885	—	1,892,734
International Index - Class I	2,172,387	35,540	(140,700)	14,717	177,642	2,259,586	—	—	186,743
Small Cap Index - Class I	603,746	22,776	(28,162)	263	38,290	636,913	—	—	61,836
Value Index - Class I	2,241,807	47,387	(197,933)	52,395	202,732	2,346,388	—	—	139,749
Total	$24,180,761	$1,345,690	$(1,562,269)	$(26,722)	$1,151,574	$25,089,034	$238,885	$—	2,347,055

	For the six months ended June 30, 2023
Affiliate	Fair Value at December 31, 2022	Purchase Cost	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Fair Value at June 30, 2023	Dividend Income	Long-Term Capital Gain Distributions	Shares at June 30, 2023
Balanced Portfolio
Growth Index - Class I	$12,664,668	$591,163	$(1,886,197)	$212,582	$2,524,704	$14,106,920	$—	$—	394,931
Impact Bond - Class I	31,515,101	3,496,268	(723,510)	(136,302)	433,191	34,584,748	460,122	—	3,742,938
International Index - Class I	14,163,227	506,711	(279,597)	(4,713)	1,269,395	15,655,023	—	—	1,293,804
Small Cap Index - Class I	7,876,156	607,286	(180,877)	(35,450)	541,879	8,808,994	—	—	855,242
Value Index - Class I	12,645,292	591,163	(668,197)	18,448	1,453,923	14,040,629	—	—	836,249
Total	$78,864,444	$5,792,591	$(3,738,378)	$54,565	$6,223,092	$87,196,314	$460,122	$—	7,123,164

	For the six months ended June 30, 2023
Affiliate	Fair Value at December 31, 2022	Purchase Cost	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Fair Value at June 30, 2023	Dividend Income	Long-Term Capital Gain Distributions	Shares at June 30, 2023
Growth Portfolio
Growth Index - Class I	$17,943,430	$510,609	$(2,229,649)	$139,932	$3,697,227	$20,061,549	$—	$—	561,634
Impact Bond - Class I	17,426,317	1,930,875	(329,425)	(62,757)	232,837	19,197,847	252,042	—	2,077,689
International Index - Class I	20,889,952	744,834	(329,425)	(34,888)	1,900,797	23,171,270	—	—	1,914,981
Small Cap Index - Class I	13,068,858	1,005,375	(247,069)	(71,419)	920,321	14,676,066	—	—	1,424,861
Value Index - Class I	17,918,889	511,539	(533,579)	5,277	2,068,077	19,970,203	—	—	1,189,411
Total	$87,247,446	$4,703,232	$(3,669,147)	$(23,855)	$8,819,259	$97,076,935	$252,042	$—	7,168,576

Notes to Financial Statements (unaudited), continued	June 30, 2023

5. Related Party Transactions:

The Adviser provides investment advisory services to the Funds and Portfolios. During the six months ended June 30, 2023, under the terms of the investment advisory agreement, the Adviser was entitled to receive fees based on a percentage of the average daily net assets of each of the Funds and Portfolios as follows:

Impact Bond Fund*	0.37%
International Index Fund**	0.44%
Value Index Fund***	0.25%
Growth Index Fund***	0.24%
Small Cap Index Fund***	0.30%
Conservative Portfolio	0.05%
Balanced Portfolio	0.05%
Growth Portfolio	0.05%

*

The Impact Bond Fund’s fee is subject to a tier schedule as follows: 0.40% on the average daily net assets up to $500 million and 0.30% on the average daily net assets over $500 million. Rate disclosed above represents the effective rate charged during the year.

**

The International Index Fund’s fee is subject to a tier schedule as follows: 0.53% on the average daily net assets up to $100 million and 0.41% on the average daily net assets over $100 million, and 0.38% on the average daily net assets over $500 million. Rate disclosed above represents the effective rate charged during the year.

***

The Value Index Fund, Growth Index Fund and Small Cap Index Fund fees are subject to a tier schedule as follows: 0.30% on the average daily net assets of each Fund up to $200 million and 0.20% on the average daily net assets of each Fund over $200 million. Rates disclosed above represents the effective rates charged during the year.

The Adviser has retained Aperio Group LLC (the “Sub-Adviser”) to perform the daily investment of the assets of the International Index Fund under the terms of a Sub-Advisory Agreement. The Adviser (not the Fund) pays the Sub-Adviser a fee for these services.

The Adviser has entered into an expense limitation agreement effective until April 30, 2024. Pursuant to this agreement, the Adviser has agreed to reduce its fees (but not below zero) and/or reimburse expenses to the extent necessary in order to limit the Total Annual Fund Operating Expenses (excluding AFFE, brokerage costs, interest, taxes, dividends, Trustees fees and expenses, legal fees and expenses, and extraordinary expenses) of certain Funds and the Portfolios. Those Funds and Portfolios have agreed to repay the Adviser for the amount of fee reduction and/or expense reimbursements by the Adviser pursuant to this expense limitation agreement provided that such repayment does not cause the Total Annual Fund Operating Expenses (excluding AFFE, brokerage costs, interest, taxes, dividends, Trustees fees and expenses, legal fees and expenses, and extraordinary expenses) to exceed the contractual expense limit in place at the time of the fee reduction and/or reimbursement and at the time of repayment, and the repayment is made within three years after the time in which the Adviser reduced and/or reimbursed the expense.

The contractual expense limits in place as of June 30, 2023 were:

Small Cap Index Fund (Class A)	1.10%

As of June 30, 2023, the Small Cap Index Fund had the following amounts (and year of expiration) subject to repayment to the Adviser:

	Year Waived	Year Repayment Expires	Balance
Small Cap Index Fund	2020	2023	$9,564
	2021	2024	97
			$9,661

U.S. Bank Global Fund Services provides transfer agent, shareholder servicing and dividend disbursing services on behalf of the Trust. For these services, U.S. Bank Global Fund Services receives an annual fee, paid monthly, from each Fund and Portfolio.

Foreside Financial Services, LLC (“Distributor” and “Underwriter”) serves as the Funds’ and Portfolios’ principal Distributor and Underwriter and, as such, acts as exclusive agent for distribution of the Funds’ and Portfolios’ shares. Under the terms of the Underwriting Agreements between the Trust and the Underwriter, the Underwriter earned sales charges from underwriting and broker commissions on the sale of shares during the six months ended June 30, 2023 as follows:

Impact Bond Fund	$1,128
International Index Fund	171
Value Index Fund	1,362
Growth Index Fund	5,022
Small Cap Index Fund	422
Conservative Portfolio	3,244
Balanced Portfolio	17,403
Growth Portfolio	16,823

Notes to Financial Statements (unaudited), continued	June 30, 2023

The Trust has adopted a Plan of Distribution (“Rule 12b-1 Plan”) under which each Fund and Portfolio may compensate or reimburse the Underwriter or certain third parties for expenses related to the distribution and promotion of shares. The Rule 12b-1 Plan permits Class A Shares of the Funds and Portfolios to pay a 12b-1 fee of up to 0.50% of the average daily net assets attributable to Class A Shares of the applicable Fund and Portfolio, although the Board has currently authorized the Funds and Portfolios to charge no more than 0.25%. The Distributor may use the 12b-1 fee for shareholder servicing or distribution. These fees are reflected as Distribution Fees on the Statements of Operations.

The Trust has entered into a Management and Administration Agreement with Foreside Management Services, LLC (“Foreside”) to serve as business manager and administrator for the Trust on behalf of the Funds and Portfolios. Pursuant to the terms of the Agreement, Foreside, as business manager and administrator for the Trust, performs and coordinates all management and administration services for the Trust either directly or through working with the Trust’s service providers. Services provided under the Agreement by Foreside include, but are not limited to, coordinating and monitoring activities of the third party service providers to the Funds; serving as officers of the Trust, including but not limited to Assistant Secretary, Chief Compliance Officer, Anti-Money Laundering Officer, Treasurer and others as are deemed necessary and appropriate; performing compliance services for the Trust, including maintaining the Trust compliance program as required under the 1940 Act; managing the process of filing amendments to the Trust’s registration statement and other reports to shareholders; coordinating the Board meeting preparation process; reviewing financial filings and filing with the U.S Securities and Exchange Commission (the “SEC”); and maintaining books and records in accordance with applicable laws and regulations. For these services, Foreside receives a monthly fee from each Fund and Portfolio. These fees are reflected as Administration Fees on the Statements of Operations.

6. Capital Share Transactions:

Transactions in shares of the Funds and Portfolios are summarized below:

	Impact Bond Fund		International Index Fund
	Six Months Ended June 30, 2023	Year Ended December 31, 2022	Six Months Ended June 30, 2023	Year Ended December 31, 2022
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$6,379,238	$3,025,395	$2,070,174	$3,740,621
Dividends reinvested	342,415	553,807	—	159,582
Cost of shares redeemed	(3,180,079)	(9,682,227)	(1,462,620)	(2,497,434)
Class A Share Transactions	$3,541,574	$(6,103,025)	$607,554	$1,402,769
Class I Shares:
Proceeds from shares issued	$155,596,448	$249,577,765	$43,220,266	$103,587,729
Dividends reinvested	5,428,692	8,282,505	—	3,160,060
Cost of shares redeemed	(70,446,081)	(283,819,576)	(28,625,148)	(80,547,631)
Class I Share Transactions	$90,579,059	$(25,959,306)	$14,595,118	$26,200,158
Net increase (decrease) from capital transactions	$94,120,633	$(32,062,331)	$15,202,672	$27,602,927
Share Transactions:
Class A Shares:
Issued	678,890	310,124	175,615	345,741
Reinvested	36,571	57,502	—	14,325
Redeemed	(339,402)	(995,058)	(124,794)	(213,381)
Change in Class A Shares:	376,059	(627,432)	50,821	146,685
Class I Shares:
Issued	16,714,278	26,200,184	3,679,243	8,932,598
Reinvested	582,583	866,928	—	282,653
Redeemed	(7,559,760)	(29,213,634)	(2,418,480)	(7,102,036)
Change in Class I Shares:	9,737,101	(2,146,522)	1,260,763	2,113,215
Net increase (decrease) from share transactions	10,113,160	(2,773,954)	1,311,584	2,259,900

Notes to Financial Statements (unaudited), continued	June 30, 2023

	Value Index Fund		Growth Index Fund		Small Cap Index Fund
	Six Months Ended June 30, 2023	Year Ended December 31, 2022	Six Months Ended June 30, 2023	Year Ended December 31, 2022	Six Months Ended June 30, 2023	Year Ended December 31, 2022
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$4,315,661	$9,166,077	$2,203,797	$4,399,944	$389,330	$774,439
Dividends reinvested	—	1,179,063	—	3,893,545	—	50,776
Cost of shares redeemed	(3,613,581)	(4,046,777)	(4,099,426)	(11,071,053)	(369,627)	(787,724)
Class A Share Transactions	$702,080	$6,298,363	$(1,895,629)	$(2,777,564)	$19,703	$37,491
Class I Shares:
Proceeds from shares issued	$52,182,279	$149,466,936	$60,982,021	$209,078,039	$18,021,964	$40,430,827
Dividends reinvested	—	17,150,287	—	18,967,101	—	1,373,959
Cost of shares redeemed	(63,622,143)	(159,599,527)	(77,536,503)	(116,498,271)	(21,812,086)	(29,347,359)
Class I Share Transactions	$(11,439,864)	$7,017,696	$(16,554,482)	$111,546,869	$(3,790,122)	$12,457,427
Net increase (decrease) from capital transactions	$(10,737,784)	$13,316,059	$(18,450,111)	$108,769,305	$(3,770,419)	$12,494,918
Share Transactions:
Class A Shares:
Issued	270,275	560,169	70,251	123,792	43,246	81,554
Reinvested	—	77,688	—	132,524	—	5,977
Redeemed	(226,943)	(253,322)	(128,412)	(319,309)	(40,732)	(83,687)
Change in Class A Shares:	43,332	384,535	(58,161)	(62,993)	2,514	3,844
Class I Shares:
Issued	3,302,305	9,363,349	1,917,429	5,964,647	1,798,481	3,930,207
Reinvested	—	1,136,369	—	637,395	—	141,755
Redeemed	(4,015,783)	(9,989,656)	(2,441,840)	(3,452,654)	(2,117,558)	(2,875,978)
Change in Class I Shares:	(713,478)	510,062	(524,411)	3,149,388	(319,077)	1,195,984
Net increase (decrease) from share transactions	(670,146)	894,597	(582,572)	3,086,395	(316,563)	1,199,828

	Conservative Portfolio		Balanced Portfolio		Growth Portfolio
	Six Months Ended June 30, 2023	Year Ended December 31, 2022	Six Months Ended June 30, 2023	Year Ended December 31, 2022	Six Months Ended June 30, 2023	Year Ended December 31, 2022
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$846,247	$2,859,544	$4,733,341	$6,049,731	$4,082,207	$9,372,757
Dividends reinvested	162,740	544,407	260,276	2,175,770	—	2,559,551
Cost of shares redeemed	(1,221,591)	(3,070,582)	(2,927,713)	(7,790,205)	(3,058,535)	(5,589,166)
Class A Share Transactions	$(212,604)	$333,369	$2,065,904	$435,296	$1,023,672	$6,343,142
Net increase (decrease) from capital transactions	$(212,604)	$333,369	$2,065,904	$435,296	$1,023,672	$6,343,142
Share Transactions:
Class A Shares:
Issued	75,209	244,586	339,623	419,651	250,509	558,855
Reinvested	14,471	48,651	18,802	160,459	—	164,317
Redeemed	(108,771)	(266,133)	(210,374)	(544,480)	(189,276)	(331,972)
Change in Class A Shares:	(19,091)	27,104	148,051	35,630	61,233	391,200
Net increase (decrease) from share transactions	(19,091)	27,104	148,051	35,630	61,233	391,200

Notes to Financial Statements (unaudited), continued	June 30, 2023

7. Federal Income Tax Information:

The character of dividends paid to shareholders of the Funds and Portfolios for federal income tax purposes during the periods ended June 30, 2023 and December 31, 2022 was as follows:

	Impact Bond Fund		International Index Fund		Value Index Fund
	2023	2022	2023	2022	2023	2022
From ordinary income	$10,145,604	$15,558,232	$—	$6,923,055	$—	$9,403,793
From long-term capital gains	—	—	—	—	—	11,646,617
Total distributions	$10,145,604	$15,558,232	$—	$6,923,055	$—	$21,050,410

	Growth Index Fund		Small Cap Index Fund
	2023	2022	2023	2022
From ordinary income	$—	$1,846,987	$—	$195,424
From long-term capital gains	—	22,393,392	—	1,361,864
Total distributions	$—	$24,240,379	$—	$1,557,288

	Conservative Portfolio		Balanced Portfolio		Growth Portfolio
	2023	2022	2023	2022	2023	2022
From ordinary income	$165,349	$366,463	$260,951	$1,013,134	$—	$1,008,445
From long-term capital gains	—	185,557	—	168,584	—	1,564,252
Total distributions	$165,349	$552,020	$260,951	$1,181,718	$—	$2,572,697

The following information was computed on a tax basis for each item as of December 31, 2022:

	Impact Bond Fund	International Index Fund	Value Index Fund
Tax cost of portfolio investments	$759,536,527	$292,076,525	$363,941,775
Gross unrealized appreciation	812,419	87,190,931	69,307,590
Gross unrealized depreciation	(87,313,219)	(18,349,279)	(24,251,292)
Net unrealized appreciation (depreciation) on investments	$(86,500,800)	$68,841,652	$45,056,298
Net unrealized appreciation on foreign currency transactions	—	(14,745)	—
Undistributed ordinary income	64,091	1,133,041	6,061,719
Undistributed long-term capital gains	—	—	18,057,950
Accumulated capital and other losses	(7,159,276)	(35,032,473)	—
Distributable earnings (accumulated deficit)	$(93,595,985)	$34,927,475	$69,175,967

	Growth Index Fund	Small Cap Index Fund
Tax cost of portfolio investments	$324,473,907	$144,822,360
Gross unrealized appreciation	148,540,994	35,834,362
Gross unrealized depreciation	(12,450,208)	(11,767,665)
Net unrealized appreciation on investments	$136,090,786	$24,066,697
Undistributed ordinary income	2,715,105	1,429,349
Undistributed long-term capital gains	6,051,073	—
Accumulated capital and other losses	—	(8,633,815)
Distributable earnings	$144,856,964	$16,862,231

	Conservative Portfolio	Balanced Portfolio	Growth Portfolio
Tax cost of portfolio investments	$23,850,966	$67,500,196	$71,256,613
Gross unrealized appreciation	2,747,065	16,108,068	19,949,197
Gross unrealized depreciation	(2,411,109)	(4,742,559)	(3,957,465)
Net unrealized appreciation on investments	$335,956	$11,365,509	$15,991,732
Undistributed long-term capital gains	5,788	316,234	678,303
Distributable earnings	$341,744	$11,681,743	$16,670,035

For the latest tax year ended December 31, 2022, the following Fund have capital loss carry forwards (“CLCFs”) as summarized below.

CLCFs not subject to expiration:

	Impact Bond	International Index	Small Cap Index
No expiration - short-term	$2,123,602	$35,032,473	$6,922,633
No expiration - long-term	5,035,674	—	1,711,182
	$7,159,276	$35,032,473	$8,633,815

Notes to Financial Statements (unaudited), continued	June 30, 2023

The federal tax cost, unrealized appreciation (depreciation) as of June 30, 2023 was as follows:

	Impact Bond Fund	International Index Fund	Value Index Fund
Tax cost of portfolio investments	$860,602,762	$331,084,326	$370,015,541
Gross unrealized appreciation	1,403,456	109,916,570	111,184,635
Gross unrealized depreciation	(81,801,747)	(14,930,015)	(20,095,563)
Net unrealized appreciation (depreciation) on investments	$(80,398,291)	$94,986,555	$91,089,072

	Growth Index Fund	Small Cap Index Fund
Tax cost of portfolio investments	$323,997,867	$170,545,253
Gross unrealized appreciation	236,322,707	45,981,666
Gross unrealized depreciation	(8,563,526)	(11,135,405)
Net unrealized appreciation on investments	$227,759,181	$34,846,261

	Conservative Portfolio	Balanced Portfolio	Growth Portfolio
Tax cost of portfolio investments	$23,689,208	$69,777,153	$72,457,691
Gross unrealized appreciation	3,577,441	21,782,168	27,843,339
Gross unrealized depreciation	(2,171,317)	(4,361,716)	(3,223,173)
Net unrealized appreciation on investments	$1,406,124	$17,420,452	$24,620,166

The difference between book basis and tax basis net unrealized appreciation (depreciation) was attributable primarily to the tax deferral on wash sales loss and nontaxable distributions, as well as investments in Passive Foreign Investment Companies (“PFICs”).

The Funds and Portfolios have analyzed their tax positions taken on Federal income tax returns for the current and all open tax years (generally, three years) and have concluded that no provisions for income tax is required in their financial statements. The Funds and Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities.

8. Securities Lending

Under the terms of the securities lending agreement with U.S. Bank, N.A. (“U.S. Bank”), U.S. Bank is authorized to loan securities on behalf of the Funds to approved borrowers. The contractual maturity of securities lending transactions are on an overnight and continuous basis. In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned. Any collateral shortfalls due to changes in security market prices are adjusted the next business day. The cash collateral is invested in a short-term investment instrument as noted on the Funds’ Schedules of Portfolio Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The agreement provides that after predetermined rebates to borrowers, the Funds retain a portion of their net securities lending income and pays U.S. Bank the remaining portion. The Funds are not subject to a master netting agreement with respect to securities lending; therefore, no additional disclosures are required. The Funds’ collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize current income to the extent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit. The Funds have measures in place to recall loaned securities to vote proxies.

As of June 30, 2023, the fair value of securities on loan and the collateral held were as follows:

	Fair Value of Securities Loaned	Cash Collateral
Impact Bond Fund	$15,278,674	$15,557,893
International Index Fund	43,396,595	44,237,025
Value Index Fund	27,950,019	28,334,574
Growth Index Fund	23,878,219	24,173,316
Small Cap Index Fund	48,951,734	50,226,570

9. Commitments and Contingencies

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund’s and Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund or Portfolio. However, based on experience, the Trust expects the risk of loss to be remote.

Notes to Financial Statements (unaudited), continued	June 30, 2023

10. Trustee Compensation

Each Trustee who is not an “interested person” of the Trust (“Independent Trustee”) receives an annual retainer and meeting fees, plus reimbursement for travel and other meeting related expenses. Collectively, the Independent Trustees were paid $119,000 in retainers and meeting fees during the six months ended June 30, 2023.

11. Other Recent Developments

The continued spread of an infectious respiratory illness caused by COVID-19 has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the Funds hold, and may adversely affect the Funds’ investments and operations. The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things: quarantines and travel restrictions, including border closings, strained healthcare systems, event cancellations, disruptions to business operations and supply chains, and a reduction in consumer and business spending, as well as general concern and uncertainty that has negatively affected the economy. These disruptions have led to instability in the market place, including equity and debt market losses and overall volatility, and the jobs market. The impact of COVID-19, and other infectious illness outbreaks, epidemics or pandemics that may arise in the future, could adversely affect the economies of many nations or the entire global economy, the financial well-being and performance of individual issuers, borrowers and sectors and the health of the markets generally in potentially significant and unforeseen ways. In addition, the impact of infectious illnesses, such as COVID-19, in emerging market countries may be greater due to generally less established healthcare systems. This crisis or other public health crises may exacerbate other pre-existing political, social and economic risks in certain countries or globally.

12. Board Review of Liquidity Risk Management Program

To promote effective liquidity risk management throughout the fund industry and to enhance disclosure regarding fund liquidity and redemption practices, the Securities and Exchange Commission (the “Commission”) adopted Rule 22e-4 under the Investment Company Act of 1940. This Rule requires every registered open-end management company to establish a liquidity risk management program (the “LRMP”) that, among other things, provides for the assessment, management and review of liquidity risk, the classification of a fund’s portfolio investments into one of four liquidity buckets based upon the number of days that such investments may reasonably be expected to be converted into cash or otherwise disposed of without significantly impacting their price, the establishment of a highly liquid investment minimum where required, the establishment of a 15% limitation on illiquid investments, and periodic reporting to the fund’s board of trustees. Additionally, the Commission adopted Rule 30b1-10 and Form N-LIQUID, which, generally requires a fund to notify the Commission when certain liquidity-related events occur.

The Board approved the designation of a committee (the “Committee”) as the Program Administrator of the LRMP for the Trust. The Committee is comprised of the Trust’s Chief Compliance Officer and other officers of the Trust and employees of the Adviser. At the Board’s regular meeting on May 18, 2023, the Trust’s Chief Compliance Officer provided a report to the Board (the “Report”) on the operation and effectiveness of the LRMP for the period April 1, 2022 through March 31, 2023 (the “Reporting Period”). The Report included, among other things, a discussion of how the Adviser manages liquidity risks associated with the Funds’ investments by monitoring cash and cash equivalents, the concentration of investments and the appropriateness of portfolio strategies for open-end funds, and by classifying every fund investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis. To assist with the classification of fund investments, the Trust utilizes a third party provider of liquidity monitoring services.

The Report concluded that the LRMP was reasonably designed to assess and manage liquidity risk and did effectively manage the Funds’ liquidity risks for the Reporting Period. The Report stated that during the Reporting Period, each Fund held no less than 65% of its total net assets in highly liquid investments. Because each Fund’s assets consisted primarily of highly liquid investments that exceeded the 65% threshold established by the Trust for Primarily Highly Liquid Funds, no highly liquid investment minimum was required to be established for the Funds, and each Fund was well under its illiquid investment limitations. Additionally, no events that would require the filing of Form N-LIQUID occurred.

13. Subsequent Events

The Funds and Portfolios evaluated subsequent events June 30, 2023 through the date these financial statements were issued. There were no significant events that would have a material impact on the Funds’ and Portfolios’ financial statements.

Additional Fund Information (unaudited)	June 30, 2023

Impact Bond Fund

Security Allocation	Percentage of Net Assets
Asset Backed Securities	4.4%
Commercial Mortgage-Backed Securities **	0.0%
Corporate Bonds	37.7%
Corporate Notes	1.0%
Development Finance Corporation	1.0%
Federal Home Loan Bank	7.3%
Federal Home Loan Mortgage Corporation	13.2%
Federal National Mortgage Association	25.5%
Foreign Governments	5.1%
Government National Mortgage Association **	0.0%
Investment Companies	0.4%
Municipal Bonds	0.9%
Small Business Administration **	0.0%
United States Agency of International Development	0.2%
Investment Purchased with the Cash Proceeds from Securities Lending	2.0%
Money Market Funds	2.7%
Total	101.4%

**	Amount rounds to less than 0.1%

International Index Fund

Security Allocation	Percentage of Net Assets
Australia	4.3%
Austria	0.1%
Belgium	0.7%
Bermuda	0.5%
Brazil	1.8%
Canada	7.7%
Cayman Islands	3.9%
Chile	0.2%
China	2.9%
Colombia	0.3%
Denmark	2.1%
Finland	0.7%
France	6.9%
Germany	4.0%
Hong Kong	2.0%
India	4.0%
Indonesia	0.7%
Ireland	0.5%
Israel	0.5%
Italy	1.8%
Japan	15.9%
Jersey	0.3%
Luxembourg	0.2%
Mexico	1.2%
Netherlands	2.9%
Norway	1.7%
Philippines **	0.0%
Portugal	0.5%
Russia **	0.0%
Singapore	1.5%
South Africa	1.1%
South Korea	4.2%
Spain	1.9%
Sweden	1.3%
Switzerland	6.3%
Taiwan	4.5%
United Kingdom	8.6%
Corporate Notes	0.9%

International Index Fund

Security Allocation (continued)	Percentage of Net Assets
Investment Purchased with the Cash Proceeds from Securities Lending	11.5%
Money Market Funds	0.7%
Total	110.8%

**	Amount rounds to less than 0.1%

International Index Fund

Security Allocation	Percentage of Net Assets
Advertising & Marketing	0.4%
Apparel & Textile Products	1.5%
Asset Management	1.7%
Automotive	3.3%
Banking	12.8%
Beverages	1.2%
Biotech & Pharma	5.5%
Cable & Satellite	0.1%
Chemicals	2.2%
Commercial Support Services	1.7%
Community Development	0.9%
Construction Materials	0.6%
Containers & Packaging	0.5%
Diversified Industrials	0.5%
E-Commerce Discretionary	0.8%
Electric & Gas Marketing & Trading	0.2%
Electric Utilities	1.4%
Electrical Equipment	2.0%
Engineering & Construction	0.1%
Entertainment Content	0.8%
Food	1.7%
Forestry, Paper & Wood Products	0.4%
Gas & Water Utilities	0.5%
Health Care Facilities & Services	1.0%
Home Construction	1.0%
Home & Office Products **	0.0%
Household Products	2.1%
Industrial Support Services	0.4%
Institutional Financial Services	0.9%
Insurance	5.0%
Internet Media & Services	3.2%
Leisure Facilities & Services	0.7%
Leisure Products	0.3%
Machinery	1.4%
Medical Equipment & Devices	1.7%
Metals & Mining	3.0%
Oil & Gas Producers	3.1%
Publishing & Broadcasting	0.5%
Real Estate Owners & Development	1.3%
REITs	2.0%
Renewable Energy	0.2%
Retail - Consumer Staples	1.6%
Retail - Discretionary	2.0%
Semiconductors	5.1%
Software	0.7%
Specialty Finance	0.3%
Steel	1.4%
Technology Hardware	4.7%
Technology Services	5.2%
Telecommunications	4.3%
Transportation & Logistics	3.7%
Transportation Equipment	0.1%
Wholesale - Consumer Staples	0.6%

Additional Fund Information (unaudited), continued	June 30, 2023

International Index Fund

Security Allocation (continued)	Percentage of Net Assets
Wholesale - Discretionary	0.3%
Investment Purchased with the Cash Proceeds from Securities Lending	11.5%
Money Market Funds	0.7%
Total	110.8%

**	Amount rounds to less than 0.1%

Value Index Fund

Security Allocation	Percentage of Net Assets
Common Stocks	98.7%
Corporate Notes	0.9%
Investment Purchased with the Cash Proceeds from Securities Lending	6.5%
Money Market Funds	0.3%
Total	106.4%

Growth Index Fund

Security Allocation	Percentage of Net Assets
Common Stocks	99.1%
Corporate Notes	0.9%
Investment Purchased with the Cash Proceeds from Securities Lending	4.6%
Money Market Funds	0.2%
Total	104.8%

Small Cap Index Fund

Security Allocation	Percentage of Net Assets
Common Stocks	98.5%
Rights **	0.0%
Corporate Notes	0.9%
Investment Purchased with the Cash Proceeds from Securities Lending	32.3%
Money Market Funds	0.4%
Total	132.1%

**	Amount rounds to less than 0.1%

Conservative Portfolio

Security Allocation	Percentage of Net Assets
Affiliated Mutual Funds	100.0%
Money Market Funds **	0.0%
Total	100.0%

**	Amount rounds to less than 0.1%

Balanced Portfolio

Security Allocation	Percentage of Net Assets
Affiliated Mutual Funds	100.0%
Money Market Funds **	0.0%
Total	100.0%

**	Amount rounds to less than 0.1%

Growth Portfolio

Security Allocation	Percentage of Net Assets
Affiliated Mutual Funds	100.0%
Money Market Funds **	0.0%
Total	100.0%

**	Amount rounds to less than 0.1%

Additional Fund Information (unaudited), continued	June 30, 2023

Expense Comparison:

As a shareholder of the Praxis Mutual Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads); redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Praxis Mutual Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 through June 30, 2023.

The Actual Expense example below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses paid during the period” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense example below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Account Value at Beginning of Period ($)		Account Value at End of Period ($)		Expenses Paid During Period ($)*		Expense Ratio During Period (%)**
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Impact Bond Fund
Class A	1,000.00	1,000.00	1,021.90	1,020.28	4.56	4.56	0.91%
Class I	1,000.00	1,000.00	1,024.00	1,022.32	2.51	2.51	0.50%
International Index Fund
Class A	1,000.00	1,000.00	1,086.70	1,019.29	5.74	5.56	1.11%
Class I	1,000.00	1,000.00	1,089.10	1,021.82	3.11	3.01	0.60%
Value Index Fund
Class A	1,000.00	1,000.00	1,114.00	1,021.37	3.62	3.46	0.69%
Class I	1,000.00	1,000.00	1,115.60	1,022.86	2.05	1.96	0.39%
Growth Index Fund
Class A	1,000.00	1,000.00	1,213.50	1,021.47	3.68	3.36	0.67%
Class I	1,000.00	1,000.00	1,215.00	1,022.91	2.09	1.91	0.38%
Small Cap Index Fund
Class A	1,000.00	1,000.00	1,059.80	1,019.74	5.21	5.11	1.02%
Class I	1,000.00	1,000.00	1,064.00	1,022.56	2.30	2.26	0.45%
Conservative Portfolio
Class A	1,000.00	1,000.00	1,054.00	1,021.82	3.06	3.01	0.60%
Balanced Portfolio
Class A	1,000.00	1,000.00	1,082.20	1,022.41	2.48	2.41	0.48%
Growth Portfolio
Class A	1,000.00	1,000.00	1,100.50	1,022.32	2.60	2.51	0.50%

* Expenses are equal to average account value times each Fund’s annualized expense ratio multiplied by 181/365 (to reflect the one-half year period).

** Annualized.

Praxis Mutual Funds

Notice of Privacy Policy and Practices

Praxis Mutual Funds recognizes and respects the privacy concerns and expectations of our shareholders. We are committed to maintaining the privacy and confidentiality of your personal information. We provide this notice so that you will understand the nature of information we collect and the circumstances in which that information may be disclosed to third parties.

We collect nonpublic personal information about our customers from the following sources(1):

●	Account applications and other forms — which may include a customer’s name, address, Social Security Number and information about a customer’s investment goals and risk tolerance;

●	Account history — including information about the transactions and balances in a customer’s account(s); and

●	Correspondence — written, telephonic or electronic between a customer and Praxis Mutual Funds or service providers to Praxis Mutual Funds.

We may disclose all the information described above to certain third parties who are affiliated with Praxis Mutual Funds under one or more of these circumstances:

●	As authorized — if you request or authorize the disclosure of the information.

●

As permitted by law — for example sharing information with companies who maintain or service customer accounts for Praxis Mutual Funds is essential for us to provide shareholders with necessary or useful services with respect to their accounts.

●	Under joint agreement — we may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

We require Praxis Mutual Funds service providers to maintain:

●	policies and procedures designed to assure only appropriate access to, and use of information about customers of Praxis Mutual Funds; and

●	physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of customers of Praxis Mutual Funds.

We will adhere to the policies and procedures described in this notice regardless of whether you are a current or former shareholder of Praxis Mutual Funds.

(1)

For purposes of this notice, the terms “customer” or “customers” include individuals who provide nonpublic personal information to Praxis Mutual Funds, even if they do not invest in Praxis Mutual Fund shares.

For more information about the Praxis Mutual Funds, the following documents are available free upon request:

Proxy Voting:

The Adviser is responsible for exercising the voting rights associated with the securities purchased and held by the Funds and Portfolios. A description of the policies and procedures that the Adviser uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available (i) without charge, upon request, by calling (800) 977-2947; and (ii) on the Securities and Exchange Commission’s (“Commission’s”) Web site at www.sec.gov.

Quarterly Portfolio Disclosure:

The Trust files a complete listing of the Schedules of Portfolio Investments for each Fund and Portfolio as of the end of the first and third quarters of each fiscal year as an exhibit on Form N-PORT. The complete listing (i) is available on the Commission’s Web site and (ii) will be made available to shareholders upon request by calling (800) 977-2947. The Statement of Additional Information contains more information about the Funds and Portfolios and can be obtained free of charge by calling (800) 977-2947.

Annual/Semi-Annual Reports:

The Praxis Mutual Funds’ annual and semi-annual reports to shareholders contain additional information on each Fund’s or Portfolio’s investments. In the annual report you find a discussion of the market conditions and investment strategies that significantly affected the Fund’s or Portfolio’s performance during the year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Praxis Mutual Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of reports, the prospectus and the SAI, or request other information and discuss your questions about the Funds or Portfolios, by contacting the broker that sells the Praxis Mutual Funds, or by contacting the Praxis Mutual Funds at:

Praxis Mutual Funds
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201-0701
Telephone: 1-800-977-2947
Internet: http://www.praxismutualfunds.com(1)

You can review and get copies of the Praxis Mutual Fund’s reports, the prospectus and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text only copies:

●

For a duplicating fee, by writing the Public Reference Section of the Commission, Washington, DC 20549-1520 or calling (202) 551-8090, or by electronic request, by emailing the SEC at the following address: publicinfo@sec.gov.

●	Free from the Commission’s Web site at www.sec.gov.

(1)	The Funds’ site is not a part of this prospectus.

Investment Company Act file no. 811-08056

Praxis Mutual Funds

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

2230058

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable for semi-annual report filing.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable for semi-annual report filing.

Item 6.	Investments

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers

The complete schedule of investments is included in the report to shareholders in Item 1 of this Form N-CSR.

(b)	The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7.	Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote Of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable for semi-annual report filing.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not applicable.

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Praxis Mutual Funds

By:	/s/ Trent Statczar
Trent Statczar
Treasurer and Chief Financial Officer
September 1, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Chad Horning
Chad Horning
President and Chief Executive Officer
September 1, 2023

By:	/s/ Trent Statczar
Trent Statczar
Treasurer and Chief Financial Officer
September 1, 2023